        As filed on May 27, 2005                     1933 Act File No. 002-85905


                                                     1940 Act File No. 811-3826


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
      Pre-Effective Amendment No.___


      Post-Effective Amendment No. 43                                        [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


      Amendment No. 43                                                       [X]


                                AIM SECTOR FUNDS


               (Exact Name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:


       Stephen R. Rimes, Esq.             Martha J. Hays, Esq.


       A I M Advisors, Inc.               Ballard Spahr Andrews &
       11 Greenway Plaza, Suite 100       Ingersoll, LLP
       Houston, TX  77046                 1735 Market Street, 51st Floor
                                          Philadelphia, PA  19103-7599

                                   ----------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective. It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[ ] on (date) pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)


[X] on July 29, 2005, pursuant to paragraph (a)(1)


[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | July 29, 2005



AIM ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K


AIM FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K


AIM GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B, AND C


AIM HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K


AIM LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K


AIM TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K


AIM UTILITIES FUND -- INVESTOR CLASS, CLASS A, B, AND C


Seven mutual funds designed for investors seeking capital growth through targeted investment opportunities.

Investor Class shares offered by this Prospectus are offered only to grandfathered investors. Please see the section of the Prospectus entitled "How To Buy Shares."

Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks...........................2
Fund Performance..................................................5
Fee Table And Expense Example....................................10
Disclosure of Portfolio Holdings.................................15
Investment Risks.................................................15
Principal Risks Associated With The Funds........................15
Temporary Defensive Positions....................................17
Portfolio Turnover...............................................17
Fund Management..................................................18
Portfolio Managers...............................................19
Other Information................................................20
Dividends And Capital Gain Distributions.........................21
Financial Highlights.............................................22
Shareholder Information.........................................A-1
  Choosing a Share Class........................................A-1
  Excessive Short-Term Trading Activity  Disclosure.............A-5
  Purchasing Shares.............................................A-7
  Redeeming Shares..............................................A-9
  Exchanging Shares............................................A-11
  Pricing of Shares............................................A-14
  Taxes........................................................A-15
Obtaining Additional Information.........................Back Cover



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of these funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


  AIM SECTOR FUNDS
 LOGO

     A I M Advisors, Inc. (AIM or the advisor) is the investment advisor for AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metal Fund, AIM Health Sciences Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund (each, a fund and collectively the fund's).



     This Prospectus contains important information about the funds' Investor Class, Class A, B, C, and, if applicable, K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). AIM Technology Fund also offers an additional class of shares through a separate Prospectus. Each of the fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about the other class of AIM Technology Fund's shares, contact A I M Distributors, Inc. (ADI) at 1-800-347-4246.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

     INVESTMENT GOALS & STRATEGIES  [GRAPHIC]


[LOGO]POTENTIAL INVESTMENT RISKS

     PAST PERFORMANCE               [GRAPHIC]


        ---------------------------------------------------------------

                                    [GRAPHIC]

     [LOGO]
          INVESTMENT GOALS, STRATEGIES, AND RISKS

                     FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT  The funds seek capital growth; the AIM Utilities
EACH FUND'S CURRENT     Fund also attempts to earn income for you. The
INVESTMENTS AND MARKET funds are actively managed. They invest primarily OUTLOOK, PLEASE SEE THE in equity securities that the advisor believes
MOST RECENT ANNUAL OR   will rise in price faster than other securities,
SEMIANNUAL REPORT.      as well as in options and other investments whose
                        values are based upon the values of equity securities.

                        Each fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies doing business in the economic sector described by its name. At any given time, 20% of each fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the follow-ing tests:


    . At least 50% of its gross income or its net sales must come from activities in the sector;
    . At least 50% of its assets must be devoted to producing revenues from the sector; or
    . Based on other available information, we determine that its primary business is within the sector.


     AIM Energy Fund, AIM Financial Services Fund, AIM Health Sciences Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund may invest up to 25% of their respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Foreign securities risks are potentially greater for the AIM Gold & Precious Metals Fund, since that fund has the ability to invest more than 25% of its assets in the securities of non-U.S. issuers.



     The advisor uses a research oriented "bottom-up" investment approach to create each fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the funds emphasize companies that the advisor believes are strongly managed and will generate above-average long-term capital appreciation.


     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. Value investing seeks securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles. Value-oriented funds typically will underperform growth-oriented funds when investor sentiment favors the growth investing style.


     As sector funds, each fund is concentrated in a comparatively narrow segment of the economy. This means a fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the funds tend to be more volatile than other mutual funds, and the value of their portfolio investments and consequently the value of an investment in a fund tend to go up and down more rapidly.

     The funds are subject to other principal risks, as applicable, such as market, foreign securities, liquidity, derivatives, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a fund.



     The funds are concentrated in these sectors:



                                    [GRAPHIC]
     AIM ENERGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K



     The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies.



     Generally, we prefer to keep the fund's investments divided among the four main energy subsectors: major oil companies, energy services, oil and gas exploration/production companies, and natural gas pipeline companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the fund, short-term fluctuations in commodity prices may influence fund returns and increase price fluctuations in the fund's shares. The businesses in which we invest may be adversely affected by foreign government, federal, or state regulations on energy production, distribution, and sale.



                                    [GRAPHIC]
     AIM FINANCIAL SERVICES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K




     The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.


     We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments -- although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

     This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.


                                    [GRAPHIC]
     AIM GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS, CLASS A, B, AND C




     The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, and other precious metals, such as silver, platinum, and palladium, as well as diamonds. The securities of these companies are highly dependent on the price of precious metals at any given time.



     Fluctuations in the price of gold directly -- and often dramatically -- affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers -- South Africa and the former Soviet Union -- may have a direct impact on the price of gold worldwide. Up to 10% of the fund's assets at the time of purchase may be invested in gold bullion. The fund's investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the fund can realize gains on bullion investments. The fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

     The fund primarily focuses on those gold companies that have the ability to increase production capacity at low costs, while having the potential to make major gold discoveries around the world. Additionally, we try to identify companies that leverage increasing gold prices; that is, companies that do not hedge gold prices on the market. While the fund may take positions in mid- to small-sized exploration companies that may be more volatile than investments in large, more established companies, it will primarily focus on major gold stocks that are leaders in their fields. Up to 100% of the fund's assets may be invested in foreign companies.



                                    [GRAPHIC]
     AIM HEALTH SCIENCES FUND -- INVESTOR CLASS, CLASS A, B, C, AND K




     The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.



     We focus on the leading players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. Leading players in the health care industry include companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the fund. The fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Such companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.


     Changes in government regulation could also have an adverse impact upon the companies' future growth and profitability. Continuing technological advances may mean rapid obsolescence of products and services.


                                    [GRAPHIC]
     AIM LEISURE FUND -- INVESTOR CLASS, CLASS A, B, C, AND K



     The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys.



     We seek firms that can grow their businesses regardless of the economic environment. The advisor attempts to keep the portfolio well diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.



                                    [GRAPHIC]
     AIM TECHNOLOGY FUND -- INVESTOR CLASS, CLASS A, B, C, AND K




     The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.



     A core portion of the fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the fund's portfolio consists of faster-growing, more volatile technology companies that the advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

                                    [GRAPHIC]
     AIM UTILITIES FUND -- INVESTOR CLASS, CLASS A, B, AND C



     The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.



     Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.



     Normally, the advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and we adjust the portfolio weightings depending on the prevailing economic conditions.





                                    [GRAPHIC]
     FUND PERFORMANCE

     Performance information in the bar charts below is that of the funds' Investor Class shares, which have the longest operating history of the funds' classes. Information included in the table is that of Investor Class, Class A, B and C shares, and, if applicable, Class K shares. Investor Class and Class A, B, C, and K share returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses or sales loads. In this regard, the returns reflected in the bar charts reflect only the applicable total expenses of the Investor Class shares. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.



     The bar charts below show the funds' Investor Class shares actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. The returns in the bar charts do not reflect a 12b-1 fee in excess of 0.25% or sales loads; if they did, the total returns shown would be lower. The table below shows the pre-tax and after-tax average annual total returns of Investor Class shares and pre-tax average annual total returns for Class A, B and C shares, and, if applicable, Class K shares for various periods ended December 31, 2004. The after-tax returns are shown only for the Investor Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.



     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.



     The information in the bar charts and table illustrates the variability of each fund's total return. The table shows each fund's performance compared to a broad-based securities market index, a style specific index and/or a peer group index. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. Remember, past performance (before and after taxes) does not indicate how a fund will perform in the future.

                        AIM ENERGY FUND -- INVESTOR CLASS

                         ACTUAL ANNUAL TOTAL RETURN/1/
--------------------------------------------------------------------------------
                                    [CHART]


 '95     '96     '97      '98      '99     '00      '01       '02      '03       '04
------  ------  ------  --------  ------  ------  --------  -------  --------  --------
19.80%  38.84%  19.09%  (27.83%)  41.88%  58.17%  (16.81%)  (4.32%)    22.56

--------------------------------------------------------------------------------

 Best Calendar Qtr.       [    %]


 Worst Calendar Qtr.      [    %]



                  AIM FINANCIAL SERVICES FUND -- INVESTOR CLASS

                         ACTUAL ANNUAL TOTAL RETURN/1/
--------------------------------------------------------------------------------
                                    [CHART]


 '95     '96     '97      '98      '99     '00      '01       '02        '03       '04
------  ------  ------  --------  ------  ------  --------  -------    -------   -------
39.81%  30.29%  44.79%   13.45%    0.73%  26.69%  (10.17%)  (15.56%)   29.50%

--------------------------------------------------------------------------------

 Best Calendar Qtr.       [    %]


 Worst Calendar Qtr.     [    %]



                      AIM GOLD & PRECIOUS METALS FUND --

                                INVESTOR CLASS
                         ACTUAL ANNUAL TOTAL RETURN/1/
--------------------------------------------------------------------------------
                                    [CHART]


 '95     '96     '97      '98      '99      '00      '01       '02      '03     '04
------  ------  ------  --------  ------  --------  --------  -------  ------  ------
12.72%  40.64% (55.50%) (22.54%)  (8.99%) (12.98%)   17.12%   59.65%    47.18%

--------------------------------------------------------------------------------

 Best Calendar Qtr.       [    %]


 Worst Calendar Qtr.     [    %]



                  AIM HEALTH SCIENCES FUND -- INVESTOR CLASS

                         ACTUAL ANNUAL TOTAL RETURN/1/
--------------------------------------------------------------------------------
                                    [CHART]


 '95     '96     '97     '98     '99     '00    '01       '02      '03       '04
------  ------  ------  ------  ------  -----  ------   -------   -------   -------
58.89%  11.41%  18.46%  43.40%   0.59% 25.80% (14.67%)  (25.24%)   27.44%

--------------------------------------------------------------------------------

 Best Calendar Qtr.       [    %]


 Worst Calendar Qtr.     [    %]



                      AIM LEISURE FUND -- INVESTOR CLASS

                         ACTUAL ANNUAL TOTAL RETURN/1/
--------------------------------------------------------------------------------
                                    [CHART]


 '95     '96     '97     '98     '99     '00    '01       '02      '03       '04
------  ------  ------  ------  ------  -----  ------   -------  --------  --------
15.79%   9.08%  26.46%  29.78%  65.59% (7.97%)  4.10%   (15.41%)   30.31

--------------------------------------------------------------------------------

 Best Calendar Qtr.       [    %]


 Worst Calendar Qtr.     [    %]



                     AIM TECHNOLOGY FUND -- INVESTOR CLASS

                         ACTUAL ANNUAL TOTAL RETURN/1/
--------------------------------------------------------------------------------
                                    [CHART]


'95     '96     '97     '98     '99       '00       '01      '02      '03     '04
---     ---     ---     ---     ---       ---       ---      ---       ---    ---
45.80%  21.75%  8.85%  30.12%  144.94%  (22.77%)  (45.51%)  (47.22%)  43.61%



--------------------------------------------------------------------------------

 Best Calendar Qtr.       [    %]


 Worst Calendar Qtr.     [    %]

      AIM UTILITIES FUND -- INVESTOR CLASS ACTUAL ANNUAL TOTAL RETURN/1/

--------------------------------------------------------------------------------
                                    [CHART]


 '95     '96     '97     '98     '99     '00    '01     '02      '03       '04
-----   ------  ------  ------  ------  ------  ------  -----  ------   -------
25.26%  12.75%  24.38%  24.30%  19.88%  4.14% (33.98%)  (22.29%) 17.64%





--------------------------------------------------------------------------------

 Best Calendar Qtr.         [    %]


 Worst Calendar Qtr.       [    %]



/1/ Returns before taxes for Investor Class shares of AIM Energy Fund, AIM
    Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund
    year-to-date as of the calendar quarter ended June 30, 2005 were     %,
        %,     %,     %,     %,     % and     %, respectively.



-------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN/1,2/
-------------------------------------------------------------------------------------------
(for the periods                                                              10 YEARS
ended December 31, 2004)                                  1 YEAR 5 YEARS OR SINCE INCEPTION

AIM ENERGY FUND
Investor Class
   Return Before Taxes                                        %       %            %
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
    Shares
 Class A
   Return Before Taxes                                              N/A             /24/
 Class B
   Return Before Taxes                                              N/A             /24/
 Class C
   Return Before Taxes                                              N/A             /3/
 Class K
   Return Before Taxes                                              N/A             /4/
 S&P 500 Index/5,6/
 Dow Jones U.S. Energy Index/7/
 Lipper Natural Resources Fund Index/8/

AIM FINANCIAL SERVICES FUND
Investor Class
   Return After Taxes
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
    Shares
 Class A
   Return Before Taxes                                              N/A             /24/
 Class B
   Return Before Taxes                                              N/A             /24/
 Class C
   Return Before Taxes                                              N/A             /3/
 Class K
   Return Before Taxes                                              N/A             /4/
 S&P 500 Index/5,9/
 S&P 500 Financials Index/10/
 Lipper Financial Services Fund Index/11/

-------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN/1,2/
-------------------------------------------------------------------------------------------
(for the periods                                                              10 YEARS
ended December 31, 2004)                                  1 YEAR 5 YEARS OR SINCE INCEPTION

AIM GOLD & PRECIOUS METALS FUND
Investor Class
   Return Before Taxes                                        %       %            %
   Return Before Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
    Shares
 Class A
   Return Before Taxes                                              N/A             /24/
 Class B
   Return Before Taxes                                              N/A             /24/
 Class C
   Return Before Taxes                                              N/A             /3/
 S&P 500 Index/5,12/
 Philadelphia Gold & Silver Index/13/
 Lipper Gold Fund Index/14/

AIM HEALTH SCIENCES FUND
Investor Class
   Return Before Taxes
   Return Before Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
    Shares
 Class A
   Return Before Taxes                                              N/A             /24/
 Class B
   Return Before Taxes                                              N/A             /24/
 Class C
   Return Before Taxes                                              N/A             /3/
 Class K
   Return Before Taxes                                              N/A             /4/
 S&P 500 Index/5,15/
 Goldman Sachs Health Care Index/16/                                             N/A
 Lipper Health/Biotech Fund Index/17/

AIM LEISURE FUND
Investor Class
   Return Before Taxes
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
    Shares
 Class A
   Return Before Taxes                                              N/A             /24/
 Class B
   Return Before Taxes                                              N/A             /24/
 Class C
   Return Before Taxes                                              N/A             /3/
 Class K
   Return Before Taxes                                              N/A             /18/
 S&P 500 Index/5/

-------------------------------------------------------------------------------------------
                                                          AVERAGE ANNUAL TOTAL RETURN/1,2/
-------------------------------------------------------------------------------------------
(for the periods                                                              10 YEARS
ended December 31, 2004)                                  1 YEAR 5 YEARS OR SINCE INCEPTION

AIM TECHNOLOGY FUND
Investor Class
   Return Before Taxes                                        %       %              %
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
    Shares
 Class A
   Return Before Taxes                                              N/A           /24/
 Class B
   Return Before Taxes                                              N/A           /24/
 Class C
   Return Before Taxes                                              N/A           /3/
 Class K
   Return Before Taxes                                              N/A            /4/
 S&P 500 Index/5,19/
 Goldman Sachs Technology Composite Index/20/                       N/A            N/A
 Lipper Science & Technology Fund Index/21/

AIM UTILITIES FUND
Investor Class
   Return Before Taxes
   Return After Taxes on Distributions
   Return After Taxes on Distributions and Sale of Fund
    Shares
 Class A
   Return Before Taxes                                              N/A           /24/
 Class B
   Return Before Taxes                                              N/A           /24/
 Class C
   Return Before Taxes                                              N/A           /3/
 S&P 500/5,22/
 Lipper Utility Fund Index/23/



[/1/Total return figures include reinvested dividends and capital gain distributions and the effect of each class' expenses.

/2/ The total returns are for those classes of shares with a full calendar year of performance. The effect of each classes' total expenses, including 12b-1 fees, front-end sales charge for Class A, and CDSC for Class B are reflected.
/3/ Since inception of Class C shares on February 14, 2000.
/4/ Since inception of Class K shares on November 30, 2000.
/5/ The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.
/6/ The fund has also included the Dow Jones U.S. Energy Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Natural Resources Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/7/ The Dow Jones U.S. Energy Index measures the performance of energy companies within the United States. The index maintains an approximate weightings of 95% is U.S. coal, oil and drilling and pipeline companies.
/8/ The Lipper Natural Resources Fund Index is an equally weighted representation of the 10 largest funds within the Lipper Natural Resources category. These funds invest at least 65% of their equity commitment in natural resource stocks.

/9/ The fund has also included the S&P 500 Financials Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Financial Services Fund Index (which may or may not include the fund) is included for comparison to a peer group.]

[/10/The S&P 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.

/11/The Lipper Financial Services Fund Index is an equally weighted representation of the 10 largest funds within the Lipper Financial Services category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.
/12/The fund has also included the Philadelphia Gold & Silver Index, which the fund believes more closely reflects the performance of the securities in which the find invests. In addition, the Lipper Gold Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/13/The Philadelphia Gold & Silver Index is a capitalization weighted index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver. Index return is price only and does not reflect the reinvestment of dividends.
/14/The Lipper Gold Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Gold Category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins or Bullion.
/15/The fund has also included the Goldman Sachs Health Care Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Health/Biotech Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/16/The Goldman Sachs Healthcare Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the healthcare sector. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.
/17/The Lipper Health/Biotech Index is an equally weighted representation of the 30 largest funds within the Lipper Health/Biotech category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology.
/18/Since inception of Class K shares on December 14, 2001.
/19/The fund has also included the Goldman Sachs Technology Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/20/The Goldman Sachs Technology Composite Index is a modified capitalization weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday of January and July.
/21/The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.
/22/The fund has also included the Lipper Utility Fund Index (which may or may not include the fund) for comparison to a peer group.
/23/The Lipper Utility Fund Index is an equally weighted representation of the 10 largest funds in the Lipper Utility category. These funds invest at least 65% of their equity portfolios in utility shares.

/24/Since inception of Class A or Class B shares on March 28, 2002.]



FEE TABLE AND EXPENSE EXAMPLE



     This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or, if applicable, Class K shares of the funds. If you invest in the funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of fund shares.


     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT


                                                   Investor
                                                    Class   Class A Class B  Class C  Class K
Maximum Front-End Sales Charge on purchases as
 a percentage of offering price                      None     5.50%     None     None   None
Maximum Contingent Deferred Sales Charge
 (CDSC) as a percentage of the total original cost
 or current market value of the shares               None   None/1/ 5.00%/2/ 1.00%/2/   None
Maximum Sales Charge on reinvested dividends/
 distributions                                       None      None     None     None   None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS/3,4/

                                                   Investor
AIM ENERGY FUND                                     Class   Class A Class B  Class C  Class K
Management Fees                                         %         %        %        %      %
Distribution and Service (12b-1) Fees                   %         %        %        %      %
Other Expenses                                          %         %        %        %      %
                                                    -----   ------- -------- --------  -----
Total Annual Fund Operating Expenses/5,6/               %         %        %        %      %
                                                    =====   ======= ======== ========  =====


                                            Investor
AIM FINANCIAL SERVICES FUND                  Class   Class A Class B Class C Class K
Management Fees                                  %        %       %       %       %
Distribution and Service (12b-1) Fees            %        %       %       %       %
Other Expenses                                   %        %       %       %       %
                                             -----    -----   -----   -----   -----
Total Annual Fund Operating Expenses/5,6/        %        %       %       %       %
                                             =====    =====   =====   =====   =====

                                            Investor
AIM GOLD & PRECIOUS METALS FUND              Class   Class A Class B Class C
Management Fees                                  %        %       %       %
Distribution and Service (12b-1) Fees            %        %       %       %
Other Expenses                                   %        %       %       %
                                             -----    -----   -----   -----
Total Annual Fund Operating Expenses/5,6/        %        %       %       %
                                             =====    =====   =====   =====

                                            Investor
AIM HEALTH SCIENCES FUND                     Class   Class A Class B Class C Class K
Management Fees                                  %        %       %       %       %
Distribution and Service (12b-1) Fees            %        %       %       %       %
Other Expenses                                   %        %       %       %       %
                                             -----    -----   -----   -----   -----
Total Annual Fund Operating Expenses/5,6/        %        %       %       %       %
                                             =====    =====   =====   =====   =====

                                            Investor
AIM LEISURE FUND                             Class   Class A Class B Class C Class K
Management Fees                                  %        %       %       %       %
Distribution and Service (12b-1) Fees            %        %       %       %       %
Other Expenses                                   %        %       %       %       %
                                             -----    -----   -----   -----   -----
Total Annual Fund Operating Expenses/5,6/        %        %       %       %       %
                                             =====    =====   =====   =====   =====

                                            Investor
AIM TECHNOLOGY FUND                          Class   Class A Class B Class C Class K
Management Fees                                  %        %       %       %       %
Distribution and Service (12b-1) Fees            %        %       %       %       %
Other Expenses                                   %        %       %       %       %
                                             -----    -----   -----   -----   -----
Total Annual Fund Operating Expenses/5,6,7/      %        %       %       %       %
                                             =====    =====   =====   =====   =====

                                            Investor
AIM UTILITIES FUND                           Class   Class A Class B Class C
Management Fees                                  %        %       %       %
Distribution and Service (12b-1) Fees            %        %       %       %
Other Expenses                                   %        %       %       %
                                             -----    -----   -----   -----
Total Annual Fund Operating Expenses/5,6/        %        %       %       %
                                             =====    =====   =====   =====


 [/1/If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. If you are a qualified plan and elected to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from the date of the retirement plans' initial purchase.

 /2/ A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."
 /3/ There is no guarantee that actual expenses will be the same as those shown in the table.

 /4/ Effective April 1,2004, the Board of Trustees approved a revised expense allocation methodology for the fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.]

 [/5/The advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 2.00%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement; and (vii) Rule 12b-1 fees. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through March 31, 2005.


 /6/ The advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) as follows: (i) AIM Energy Fund's Class A, Class B, Class C and Class K shares to 1.65%, 2.30%, 2.30% and 1.75%, respectively; (ii) AIM Financial Services Fund's Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 1.50%, respectively; (iii) AIM Gold & Precious Metals Fund's Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively;
     (iv) AIM Health Sciences Fund's Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 2.20%, respectively; (v) AIM Leisure Fund's Class A, Class B, Class C and Class K shares to 1.50%, 2.15%, 2.75% and 2.20%, respectively; (vi) AIM Technology Fund's Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15%, respectively; and (vii) AIM Utilities Fund's Investor Class, Class A, Class B and Class C shares to 1.30%, 1.40%, 2.05% and 2.05%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.


 /7/ The advisor has agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.77% and 1.95% on Investor Class and Class K shares, respectively. This expense limitation agreement is in effect through November 23, 2004.]



     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.



     As a result of 12b-1 fees long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and, if applicable, Class K shares of the funds to the cost of investing in other mutual funds.



     The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of a fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods. The Example also assumes that your investment had a hypothetical 5% return each year, that a fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same and includes the effect of any contractual fee and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although the actual costs and performance of a fund's Investor Class, Class A, Class B, Class C, and Class K shares may be higher or lower, based on these assumptions your costs would be:



                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
AIM ENERGY FUND
  Investor Class                  $       $       $           $
  Class A/1/                      $       $       $           $
  Class B - With Redemption/1/    $       $       $    $    /2/
  Class B - Without Redemption    $       $       $    $    /2/
  Class C - With Redemption/1/    $       $       $           $
  Class C - Without Redemption    $       $       $           $
  Class K                         $       $       $           $

AIM FINANCIAL SERVICES FUND
  Investor Class                  $       $       $           $
  Class A/1/                      $       $       $           $
  Class B - With Redemption/1/    $       $       $    $    /2/
  Class B - Without Redemption    $       $       $    $    /2/
  Class C - With Redemption/1/    $       $       $           $
  Class C - Without Redemption    $       $       $           $
  Class K                         $       $       $           $

                                1 YEAR 3 YEARS 5 YEARS 10 YEARS

AIM GOLD & PRECIOUS METALS FUND
  Investor Class                  $       $       $           $
  Class A/1/                      $       $       $           $
  Class B - With Redemption/1/    $       $       $    $    /2/
  Class B - Without Redemption    $       $       $    $    /2/
  Class C - With Redemption/1/    $       $       $           $
  Class C - Without Redemption    $       $       $           $

AIM HEALTH SCIENCES FUND
  Investor Class                  $       $       $           $
  Class A/1/                      $       $       $           $
  Class B - With Redemption/1/    $       $       $    $    /2/
  Class B - Without Redemption    $       $       $    $    /2/
  Class C - With Redemption/1/    $       $       $           $
  Class C - Without Redemption    $       $       $           $
  Class K                         $       $       $           $

AIM LEISURE FUND
  Investor Class                  $       $       $           $
  Class A/1/                      $       $       $           $
  Class B - With Redemption/1/    $       $       $    $    /2/
  Class B - Without Redemption    $       $       $    $    /2/
  Class C - With Redemption/1/    $       $       $           $
  Class C - Without Redemption    $       $       $           $
  Class K                         $       $       $           $

AIM TECHNOLOGY FUND
  Investor Class                  $       $       $           $
  Class A/1/                      $       $       $           $
  Class B - With Redemption/1/    $       $       $    $    /2/
  Class B - Without Redemption    $       $       $    $    /2/
  Class C - With Redemption/1/    $       $       $           $
  Class C - Without Redemption    $       $       $           $
  Class K                         $       $       $           $

AIM UTILITIES FUND
  Investor Class                  $       $       $           $
  Class A/1/                      $       $       $           $
  Class B - With Redemption/1/    $       $       $    $    /2/
  Class B - Without Redemption    $       $       $    $    /2/
  Class C - With Redemption/1/    $       $       $           $
  Class C - Without Redemption    $       $       $           $



 [/1/Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."


 /2/ Assumes conversion of Class B to Class A at the end of the eighth year.
     Please see "How To Buy Shares."]



     HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


     The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because the fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of the fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



AIM ENERGY FUND -- ANNUAL EXPENSE
RATIO   %                                  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
-----------------------------------------------------------------------------------------------------------------
    Cumulative Return Before Expenses           %      %      %      %      %      %      %      %      %      %
    Cumulative Return After Expenses            %      %      %      %      %      %      %      %      %      %
    End of Year Balance                    $      $      $      $      $      $      $      $      $      $
    Estimated Annual Expenses              $      $      $      $      $      $      $      $      $      $
-----------------------------------------------------------------------------------------------------------------

AIM FINANCIAL SERVICES FUND -- ANNUAL
EXPENSE RATIO   %                          YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
-----------------------------------------------------------------------------------------------------------------
    Cumulative Return Before Expenses           %      %      %      %      %      %      %      %      %      %
    Cumulative Return After Expenses            %      %      %      %      %      %      %      %      %      %
    End of Year Balance                    $      $      $      $      $      $      $      $      $      $
    Estimated Annual Expenses              $      $      $      $      $      $      $      $      $      $
-----------------------------------------------------------------------------------------------------------------

AIM GOLD & PRECIOUS METALS FUND -- ANNUAL
EXPENSE RATIO   %                          YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
-----------------------------------------------------------------------------------------------------------------
    Cumulative Return Before Expenses           %      %      %      %      %      %      %      %      %      %
    Cumulative Return After Expenses            %      %      %      %      %      %      %      %      %      %
    End of Year Balance                    $      $      $      $      $      $      $      $      $      $
    Estimated Annual Expenses              $      $      $      $      $      $      $      $      $      $
-----------------------------------------------------------------------------------------------------------------

AIM HEALTH SCIENCES FUND -- ANNUAL EXPENSE
RATIO   %                                  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
-----------------------------------------------------------------------------------------------------------------
    Cumulative Return Before Expenses           %      %      %      %      %      %      %      %      %      %
    Cumulative Return After Expenses            %      %      %      %      %      %      %      %      %      %
    End of Year Balance                    $      $      $      $      $      $      $      $      $      $
    Estimated Annual Expenses              $      $      $      $      $      $      $      $      $      $
-----------------------------------------------------------------------------------------------------------------

AIM LEISURE FUND -- ANNUAL EXPENSE
RATIO   %                                  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
-----------------------------------------------------------------------------------------------------------------
    Cumulative Return Before Expenses           %      %      %      %      %      %      %      %      %      %
    Cumulative Return After Expenses            %      %      %      %      %      %      %      %      %      %
    End of Year Balance                    $      $      $      $      $      $      $      $      $      $
    Estimated Annual Expenses              $      $      $      $      $      $      $      $      $      $
-----------------------------------------------------------------------------------------------------------------

AIM TECHNOLOGY FUND -- ANNUAL EXPENSE
RATIO   %                                  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
-----------------------------------------------------------------------------------------------------------------
    Cumulative Return Before Expenses           %      %      %      %      %      %      %      %      %      %
    Cumulative Return After Expenses            %      %      %      %      %      %      %      %      %      %
    End of Year Balance                    $      $      $      $      $      $      $      $      $      $
    Estimated Annual Expenses              $      $      $      $      $      $      $      $      $      $
-----------------------------------------------------------------------------------------------------------------

AIM UTILITIES FUND -- ANNUAL EXPENSE
RATIO   %                                  YEAR 1 YEAR 2 YEAR 3 YEAR 4 YEAR 5 YEAR 6 YEAR 7 YEAR 8 YEAR 9 YEAR 10
-----------------------------------------------------------------------------------------------------------------
    Cumulative Return Before Expenses           %      %      %      %      %      %      %      %      %      %
    Cumulative Return After Expenses            %      %      %      %      %      %      %      %      %      %
    End of Year Balance                    $      $      $      $      $      $      $      $      $      $
    Estimated Annual Expenses              $      $      $      $      $      $      $      $      $      $
-----------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS



     The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at (http://www.aiminvestments.com). To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



INFORMATION                                APPROXIMATE DATE OF                INFORMATION REMAINS POSTED ON
                                           WEBSITE POSTING                    WEBSITE
------------------------------------------------------------------------------------------------------------
Top ten holdings as of month end           15 days after month end            Until posting of the following
                                                                              month's top ten holdings
------------------------------------------------------------------------------------------------------------
Complete portfolio holdings as of calendar 30 days after calendar quarter end For one year quarter end
------------------------------------------------------------------------------------------------------------



     A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at (http://www.aiminvestments.com).


[LOGO]INVESTMENT RISKS


BEFORE INVESTING IN A     You should determine the level of risk with which
FUND, YOU SHOULD DE-      you are comfortable before you invest. The
TERMINE THE LEVEL OF RISK principal risks of investing in any mutual fund,
WITH WHICH YOU ARE COM-   including these funds, are:
FORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE      NOT INSURED. Mutual funds are not insured by the
YOUR AGE, CAREER, INCOME FDIC or any other government agency, unlike bank LEVEL, AND TIME HORIZON. deposits such as CDs or savings accounts.

                          NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

                          POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the funds will not reimburse you for any of these losses.

                          VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a fund's underlying investments and changes in the equity markets as a whole.

                          NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The funds are designed to be only a part of your personal investment plan.



[LOGO]PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

     You should consider the special risk factors discussed below associated with the funds' policies in determining the appropriateness of investing in a fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of a fund's investments. Certain stocks selected for any fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.


     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.


       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a fund's investment in a security valued in the foreign currency, or based on that currency value.


       POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK

     A fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.


     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.


     Options and futures are common types of derivatives that a fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the fund, but also may increase market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.


     COUNTERPARTY RISK

     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a fund.


     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK

     A fund's investments may be bought and sold relatively frequently. A high turnover rate may affect a fund's performance because it results in higher brokerage commissions and may result in taxable gain distributions to a fund's shareholders.


                 --------------------------------------------


     Although each fund generally invests in equity securities of companies in the economic sector described by its name, the funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any fund's principal investment strategy, they may constitute a significant portion of a fund's portfolio, thereby possibly exposing a fund and its investors to the following additional risks.



INVESTMENT                                                    RISKS                              APPLIES TO THESE FUNDS
-----------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent      Market, Information, Political,     All Funds
shares of foreign corporations held by those banks. Although  Regulatory, Diplomatic, traded in U.S. securities markets and valued in U.S. dollars, Liquidity, and Currency Risks
ADRs carry most of the risks of investing directly in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
FUTURES
A futures contract is an agreement to buy or sell a specific  Market, Liquidity, and Derivatives  AIM Technology Fund
amount of a financial instrument (such as an index option) at Risks a stated price on a stated date. A fund may use futures
contracts to provide liquidity and to hedge portfolio value.
-----------------------------------------------------------------------------------------------------------------------
OPTIONS
The obligation or right to deliver or receive a security or   Information, Liquidity, and         AIM Technology Fund
other instrument, index, or commodity, or cash payment        Derivatives Risks
depending on the price of the underlying security or the
performance of an index or other benchmark. Includes
options on specific securities and stock indices, and options on stock index futures. May be used in a fund's portfolio to provide liquidity and hedge portfolio value.
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT                                                    RISKS                              APPLIES TO THESE FUNDS
-----------------------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
These may include forward contracts, swaps, caps, floors,     Counterparty, Currency, Liquidity,  AIM Technology Fund
and collars. They may be used to try to manage a fund's       Market, and Regulatory Risks
foreign currency exposure and other investment risks, which
can cause its net asset value to rise or fall. A fund may use these financial instruments, commonly known as
"derivatives," to increase or decrease its exposure to
changing securities prices, interest rates, currency exchange rates, or other factors.
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees to buy Counterparty Risk                   All Funds
it back at an agreed-upon price and time in the future.
-----------------------------------------------------------------------------------------------------------------------



[LOGO]TEMPORARY DEFENSIVE POSITIONS

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any fund. We have the right to invest up to 100% of a fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a fund's performance could be comparatively lower if it concentrates in defensive holdings.



[LOGO]PORTFOLIO TURNOVER

     We actively manage and trade the funds' portfolio securities. Therefore, some of the funds may have a higher portfolio turnover rate compared to many other mutual funds. The funds with higher-than-average portfolio turnover rates for the fiscal year ended March 31, 2005, were:



AIM Energy Fund            %
AIM Health Sciences Fund   %
AIM Technology Fund        %
AIM Utilities Fund         %/1/


 [/1/The increase in the fund's portfolio turnover rate was greater than expected during the year due to active trading undertaken in response to market conditions and the merger of the AIM Global Utilities Fund into the Fund in November, 2003.]



     A portfolio turnover rate of 200%, for example, is equivalent to a fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a fund's performance because it results in higher brokerage commissions and may result in taxable capital gain distributions to a fund's shareholders.

FUND MANAGEMENT


AIM AND ADI ARE SUBSIDIARIES INVESTMENT ADVISOR
OF AMVESCAP PLC, AN INTERNA- AIM is the investment advisor for the funds and
TIONAL INVESTMENT MANAGE-    is responsible for its day-to-day management. AIM
MENT COMPANY THAT MANAGES    is located at 11 Greenway Plaza, Suite 100,
MORE THAN $375 BILLION IN    Houston, Texas 77046-1173. AIM supervises all
ASSETS WORLDWIDE AS OF       aspects of the funds' operations and provides
MARCH 31, 2005. AMVESCAP IS  investment advisor services to the funds,
BASED IN LONDON, WITH MONEY including obtaining and evaluating economic, MANAGERS LOCATED IN EUROPE, statistical and financial information to
NORTH AND SOUTH AMERICA,     formulate and implement invest-ment programs for
AND THE FAR EAST.            the funds. AIM has acted as an investment advisor
                             since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, en-compassing a broad range of investment objectives.

                             ADI is the funds' distributor and is responsible for the sale of the funds' shares.

                             AIM and ADI are subsidiaries of AMVESCAP PLC
                             (AMVESCAP).

                             The following table shows the fees the funds paid to AIM for its advisory services in the fiscal year ended March 31, 2005.



--------------------------------------------------------------------------
                                     ADVISORY FEE AS A PERCENTAGE OF
FUND                            AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------
AIM Energy Fund                                      %
AIM Financial Services Fund                          %
AIM Gold & Precious Metals Fund                      %
AIM Health Sciences Fund                             %
AIM Leisure Fund                                     %
AIM Technology Fund                                  %
AIM Utilities Fund                                   %



     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the SEC, the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, ADI (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. The IFG and AIM amount of settlement payments available may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is undertaking certain governance and compliance reforms and reviewing its policies and procedures.



     At the request of the trustees of the AIM Funds, AMVESCAP, the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such funds related to market timing matters.



     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by fund shareholders.



     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



     A number of private civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other private civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements.



     Additional civil lawsuits related to the above or other issues may be filed by private litigants or by regulators against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.





PORTFOLIO MANAGERS



The following individuals are jointly and primarily responsible for the day-to-day management of their respective fund's or funds' portfolio:



FUND                            PORTFOLIO MANAGER
AIM Energy Fund                 John S. Segner

AIM Financial Services Fund
                                Michael J. Simon
                                Meggan M. Walsh

AIM Gold & Precious Metals Fund
                                John S. Segner

AIM Health Sciences Fund
                                Kirk L. Anderson
                                Sunaina Murthy
                                Derek M. Taner
                                Bryan A. Unterhalter
                                Michael L. Yellen

AIM Leisure Fund
                                Mark D. Greenberg

AIM Technology Fund
                                Michelle E. Fenton
                                William R. Keithler

AIM Utilities Fund
                                John S. Segner



     KIRK L. ANDERSON, Portfolio Manager of AIM Health Sciences Fund, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 1994.



     MICHELLE E. FENTON, Portfolio Manager of AIM Technology Fund, who has been responsible for the fund since 2003 and has been associated with AIM and/or its affiliates since 1998.



     MARK D. GREENBERG, Senior Portfolio Manager of AIM Leisure Fund, who has been responsible for the fund since 1996 and has been associated with AIM and/or its affiliates since 1996.



     WILLIAM R. KEITHLER, Senior Portfolio Manager of AIM Technology Fund, who has been responsible for the fund since 1999 and has been associated with AIM and/or its affiliates since 1998.

     SUNAINA MURTHY, Senior Analyst of AIM Health Sciences Fund, who has been responsible for the fund since 2005 and has been associated with AIM and/or its affiliates since 2001 (except for July, 2004 to October, 2004 when she served as a senior analyst for Caxton Associates). From 1999 to 2001, she was an analyst for Burrill & Company.



     JOHN S. SEGNER, Senior Portfolio Manager of AIM Energy Fund, AIM Gold & Precious Metals Fund and AIM Utilities Fund, who has been responsible for the funds since 1997, 1999 and 2003, respectively. Mr. Segner has been associated with AIM and/or its affiliates since 1997.



     MICHAEL J. SIMON (LEAD MANAGER), Senior Portfolio Manager of AIM Financial Services Fund, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.



     DEREK M. TANER, Portfolio Manager of AIM Health Sciences Fund, who has been responsible for the fund since 2005 and has been associated with AIM and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.



     BRYAN A. UNTERHALTER, Portfolio Manager of AIM Health Sciences Fund, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 1997.



     MEGGAN M. WALSH, Senior Portfolio Manager of AIM Financial Services Fund, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 1991.



     MICHAEL L. YELLEN (LEAD MANAGER), Senior Portfolio Manager of AIM Health Sciences Fund, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 1994.



     The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.



     The AIM Financial Services Fund portfolio managers are assisted by the Basic Value and Diversified Dividend Teams. The AIM Technology Fund portfolio managers are assisted by the Technology Team. Each of these teams may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on these portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



     The funds' Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.





OTHER INFORMATION


     SUITABILITY FOR INVESTORS

     Only you can determine if an investment in a fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the funds are most suitable for investors who:


    . are willing to grow their capital over the long-term (at least five years).


    . can accept the additional risks and volatility associated with sector investing.


    . understand that shares of a fund can, and likely will, have daily price fluctuations.


    . are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts (IRAs), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.



     You probably do not want to invest in the funds if you are:


    . primarily seeking current dividend income (although AIM Utilities Fund does seek to provide income in addition to capital growth).


    . unwilling to accept potentially significant changes in the price of fund shares.

    .  speculating on short-term fluctuations in the stock markets.


     SALES CHARGES


     Purchases of Class A shares of AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metal Fund, AIM Health Sciences Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder
     Information -- Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B, Class C and Class K shares are subject to the contingent deferred sales charges listed in that section.

                                    [GRAPHIC]
     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     The funds earn ordinary or investment income primarily from dividends and interest on their investments. AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Technology Fund expect to distribute their respective investment income, less fund expenses, to shareholders annually. AIM Utilities Fund expects to make such distributions quarterly. All funds can make distributions at other times, if they choose to do so. Please note that classes with higher expenses are expected to have lower dividends.



NET INVESTMENT INCOME AND NET       Each fund also realizes capital gains or losses
REALIZED CAPITAL GAINS, IF ANY, ARE when it sells securities in its portfolio for
DISTRIBUTED TO SHAREHOLDERS AT      more or less than it had paid for them. If total
LEAST ANNUALLY. DISTRIBUTIONS ARE   gains on sales exceed total losses (including
TAXABLE WHETHER REINVESTED IN       losses carried forward from previous years), a
ADDITIONAL SHARES OR PAID TO YOU    fund has a net realized capital gain. Net
IN CASH (EXCEPT FOR TAX-EXEMPT OR   realized capital gain, if any, is distributed to
TAX-DEFERRED ACCOUNTS).             shareholders at least annually, usually in
                                    December. Dividends and capital gain
                                    distributions are paid to you if you hold shares
                                    on the record date of the dis-tribution
                                    regardless of how long you have held your shares.

                                    Under present federal income tax laws, capital
                                    gains may be taxable at different rates,
                                    depend-ing on how long a fund has held the
                                    underlying investment. Short-term capital gains,
                                    which are derived from the sale of assets held
                                    one year or less, are taxed as ordinary income.
                                    Long-term capital gains, which are derived from
                                    the sale of assets held for more than one year,
                                    are taxed at up to the maximum capital gains
                                    rate, currently 15% for individuals.



     A fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. Therefore, a fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of a fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the fund will be increased to the extent such distributions are reinvested in the fund. If you sell your shares of a fund at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead, the loss will be deferred to a later date.



     Dividends and capital gain distributions paid by each fund are automatically reinvested in additional fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another AIM fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the various classes of each fund for the past five years (or, if shorter, the period of the class's operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and
distributions). This information has been audited by [          ], independent
Registered Public Accounting Firm, whose report, along with the financial statements, is included in each fund's 2005 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This report is available without charge by contacting AIS at the address or telephone number on the back cover of this Prospectus.



                                                                   YEAR ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002  2001
AIM ENERGY FUND -- INVESTOR CLASS
Net Asset Value -- Beginning of Period                                 $    $      $     $
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends From Net Investment Income                                  --   --   --    --
------------------------------------------------------------------------------------------
Distributions From Net Realized Gains                                 --   --   --
------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $      $     $
==========================================================================================

TOTAL RETURN                                                           %    %      %     %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $      $     $
Ratio of Expenses to Average Net Assets                                %    %      %     %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %      %     %
Portfolio Turnover Rate                                                %    %      %     %

                                                                YEAR ENDED MARCH 31
-----------------------------------------------------------------------------------
                                                                2005    2004  2003
AIM ENERGY FUND -- CLASS A
Net Asset Value -- Beginning of Period                                   $      $
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
-----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
Net Asset Value -- End of Period                                         $      $
===================================================================================

TOTAL RETURN                                                             %      %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of period (000s Omitted)                               $      $
RATIO OF EXPENSES TO AVERAGE NET ASSETS
With Fee Waivers and Expense Reimbursements                              %      %
Without Fee Waivers and Expense Reimbursements                           %     --
Ratio of Net Investment Income (Loss) to Average Net Assets              %      %
Portfolio Turnover Rate                                                  %      %



                                                                YEAR ENDED MARCH 31
-------------------------------------------------------------------------------------
                                                                2005     2004   2003
AIM ENERGY FUND -- CLASS B
Net Asset Value -- Beginning of Period                                       $   $
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                             $   $
===================================================================================

TOTAL RETURN                                                                 %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of period (000s Omitted)                                   $   $
RATIO OF EXPENSES TO AVERAGE NET ASSETS
With Fee Waivers and Expense Reimbursements                                  %   %
Without Fee Waivers and Expense Reimbursements                               %   %
Ratio of Net Investment Income (Loss) to Average Net Assets                  %   %
Portfolio Turnover Rate                                                      %   %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM ENERGY FUND -- CLASS C
Net Asset Value -- Beginning of Period                                 $    $    $   $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM NET REALIZED GAINS                            --   --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $    $   $
========================================================================================

TOTAL RETURN                                                           %    %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $    $   $
Ratio of Expenses to Average Net Assets
 (Including Interest Expense)
With Fee Waivers and Expense Reimbursements                            %    %    %   %
Without Fee Waivers and Expense Reimbursements                         %    %    %   %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %    %   %
Portfolio Turnover Rate                                                %    %    %   %


                                                                       NOVEMBER 30,
                                                                     2000 (DATE SALES
                                                                      COMMENCED) TO
                                                 YEAR ENDED MARCH 31     MARCH 31
-------------------------------------------------------------------------------------
                                                 2005 2004 2003 2002       2001
AIM ENERGY FUND -- CLASS K
Net Asset Value -- Beginning of Period                 $    $    $          $
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities
 (Both Realized and Unrealized)
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
Net Asset Value -- End of Period                       $    $    $          $
=====================================================================================

TOTAL RETURN                                           %    %    %          %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)             $    $    $          $
RATIO OF EXPENSES TO AVERAGE NET ASSETS
With Fee Waivers and Expense Reimbursements            %    %    %          %
Without Fee Waivers and Expense Reimbursements         %    %    %          %
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                            %    %    %          %
Portfolio Turnover Rate                                %    %    %          %

                                                                   YEAR ENDED MARCH 31
-----------------------------------------------------------------------------------------
                                                                2005 2004  2003 2002 2001
AIM FINANCIAL SERVICES FUND -- INVESTOR CLASS
Net Asset Value -- Beginning of Period                                   $  $    $    $
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income
Distributions from Net Realized Gains                                 --
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS
-----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                         $  $    $    $
=========================================================================================

TOTAL RETURN                                                             %  %    %    %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End Of Period (000s Omitted)                               $  $    $    $
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                  %  %    %    %
Ratio of Net Investment Income to Average Net Assets                     %  %    %    %
Portfolio Turnover Rate                                                  %  %    %    %

                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM FINANCIAL SERVICES FUND -- CLASS A
 Net Asset Value -- Beginning of Period                                   $     $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income
 Net Gains (Losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Net Realized Gains                                   --
 -----------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                         $     $
 ===================================================================================

 TOTAL RETURN                                                             %     %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                               $     $
 RATIO OF EXPENSES TO AVERAGE NET ASSETS
 With Fee Waivers and Expense Reimbursements                              %     %
 Without Fee Waivers and Expense Reimbursements                           %     %
 Ratio of Net Investment Income to Average Net Assets                     %     %
 Portfolio Turnover Rate                                                  %     %





                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM FINANCIAL SERVICES FUND -- CLASS B
 Net Asset Value -- Beginning of Period                                   $     $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)
 Net Gains (Losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 Dividends from Net Investment Income
 Distributions from Net Realized Gains                                   --
 -----------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                         $     $
 ===================================================================================

 TOTAL RETURN                                                             %     %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                               $     $
 RATIO OF EXPENSES TO AVERAGE NET ASSETS
 With Fee Waivers and Expense Reimbursements                              %     %
 Without Fee Waivers and Expense Reimbursements                           %     %
 Ratio of Net Investment Income (Loss) to Average Net Assets              %     %
 Portfolio Turnover Rate                                                  %     %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
----------------------------------------------------------------------------------------
AIM FINANCIAL SERVICES FUND -- CLASS C
Net Asset Value -- Beginning of Period                                 $    $    $   $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                       --   --
Distributions from Net Realized Gains                                 --
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $    $   $
========================================================================================

TOTAL RETURN                                                           %    %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $    $   $
Ratio of Expenses to Average Net Assets
  With Fee Waivers and Expense Reimbursements                          %    %    %   %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %    %   %
Portfolio Turnover Rate                                                %    %    %   %

                                                                       NOVEMBER 30,
                                                                     2000 (DATE SALES
                                                                      COMMENCED) TO
                                                 YEAR ENDED MARCH 31     MARCH 31
-------------------------------------------------------------------------------------
                                                 2005 2004 2003 2002       2001
AIM FINANCIAL SERVICES FUND -- CLASS K
Net Asset Value -- Beginning of Period                  $   $    $           $
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities
 (Both Realized and Unrealized)
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income
Distributions from Net Realized Gains                  --                   --
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS
-------------------------------------------------------------------------------------
Net Asset Value -- End of Period                        $   $    $           $
=====================================================================================

TOTAL RETURN                                            %   %    %           %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)              $   $    $           $
RATIO OF EXPENSES TO AVERAGE NET ASSETS
With Fee Waivers and Expense Reimbursements             %   %    %           %
Without Fee Waivers and Expense Reimbursements          %   %    %           %
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                             %   %    %           %
Portfolio Turnover Rate                                 %   %    %           %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM GOLD & PRECIOUS METALS FUND -- INVESTOR CLASS
Net Asset Value -- Beginning of Period                                $     $    $   $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM NET INVESTMENT INCOME                                  --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                      $     $    $   $
========================================================================================

TOTAL RETURN                                                          %     %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                            $     $    $   $
Ratio of Expenses to Average Net Assets                               %     %    %   %
Ratio of Net Investment Income (Loss) to Average Net Assets           %     %    %   %
Portfolio Turnover Rate                                               %     %    %   %

                                                               YEAR ENDED MARCH 31
   -------------------------------------------------------------------------------
                                                               2005   2004   2003
   AIM GOLD & PRECIOUS METALS FUND -- CLASS A
   Net Asset Value -- Beginning of Period                              $       $
   -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)
   Net Gains on Securities (Both Realized and Unrealized)
   -------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS
   -------------------------------------------------------------------------------
   LESS DIVIDENDS FROM NET INVESTMENT INCOME                                  --
   -------------------------------------------------------------------------------
   Net Asset Value -- End of Period                                    $       $
   ===============================================================================

   TOTAL RETURN                                                        %       %

   RATIOS/SUPPLEMENTAL DATA
   Net Assets -- End of Period (000s Omitted)                          $       $
   Ratio of Expenses to Average Net Assets                             %       %
   Ratio of Net Investment Income (Loss) to Average Net Assets         %       %
   Portfolio Turnover Rate                                             %       %





                                                               YEAR ENDED MARCH 31
   -------------------------------------------------------------------------------
                                                               2005   2004   2003
   AIM GOLD & PRECIOUS METALS FUND -- CLASS B
   Net Asset Value -- Beginning of Period                              $       $
   -------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)
   Net Gains on Securities (Both Realized and Unrealized)
   -------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS
   -------------------------------------------------------------------------------
   LESS DIVIDENDS FROM NET INVESTMENT INCOME                                  --
   -------------------------------------------------------------------------------
   Net Asset Value -- End of Period                                    $       $
   ===============================================================================

   TOTAL RETURN                                                        %       %

   RATIOS/SUPPLEMENTAL DATA
   Net Assets -- End of Period (000s Omitted)                          $       $
   Ratio of Expenses to Average Net Assets                             %       %
   Ratio of Net Investment Income (Loss) to Average Net Assets         %       %
   Portfolio Turnover Rate                                             %       %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM GOLD & PRECIOUS METALS FUND -- CLASS C
Net Asset Value -- Beginning of Period                                $     $    $   $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DIVIDENDS FROM NET INVESTMENT INCOME                                  --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                      $     $    $   $
========================================================================================

TOTAL RETURN                                                          %     %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                            $     $    $   $
Ratio of Expenses to Average Net Assets                               %     %    %   %
Ratio of Net Investment Income (Loss) to Average Net Assets           %     %    %   %
Portfolio Turnover Rate                                               %     %    %   %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM HEALTH SCIENCES FUND -- INVESTOR CLASS
Net Asset Value -- Beginning of Period                                 $    $    $    $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income                                  --   --   --   --
Return of capital                                                     --   --
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $    $    $
========================================================================================

TOTAL RETURN                                                           %    %    %    %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $    $    $
RATIO OF EXPENSES TO AVERAGE NET ASSETS
With Fee Waivers and Expense Reimbursements                            %    %    %    %
Without Fee Waivers and Expense Reimbursements                         %    %    %    %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %    %    %
Portfolio Turnover Rate                                                %    %    %    %

                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM HEALTH SCIENCES FUND -- CLASS A
 Net Asset Value -- Beginning of Period                                  $      $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)
 Net Gains (Losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 ===================================================================================

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 Ratio of Expenses to Average Net Assets
 With Fee Waivers and Expense Reimbursements                             %      %
 Without Fee Waivers and Expense Reimbursements                          %      %
 Ratio of Net Investment Income (Loss) to Average Net Assets             %      %
 Portfolio Turnover Rate                                                 %      %





                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM HEALTH SCIENCES FUND -- CLASS B
 Net Asset Value -- Beginning of Period                                  $      $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)
 Net Gains (losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 ===================================================================================

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 Ratio of Expenses to Average Net Assets
 With Fee Waivers And Expense Reimbursements                             %      %
 Without Fee Waivers and Expense Reimbursements                          %      %
 Ratio of Net Investment Income (Loss) to Average Net Assets             %      %
 Portfolio Turnover Rate                                                 %      %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM HEALTH SCIENCES FUND -- CLASS C
Net Asset Value, Beginning of Period                                   $    $    $    $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from Net Realized Gains                                 --   --   --
RETURN OF CAPITAL                                                     --   --        --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $    $    $    $
========================================================================================

TOTAL RETURN                                                           %    %    %    %

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s Omitted)                               $    $    $    $
Ratio of Expenses to Average Net Assets:
With Fee Waivers and Expense Reimbursements                            %    %    %    %
Without Fee Waivers and Expense Reimbursements                         %    %    %    %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %    %    %
Portfolio Turnover Rate                                                %    %    %    %

                                                                           NOVEMBER 30,
                                                                         2000 (DATE SALES
                                                                            COMMENCED)
                                                                             THROUGH
                                                     YEAR ENDED MARCH 31     MARCH 31
-----------------------------------------------------------------------------------------
                                                     2005 2004 2003 2002       2001
AIM HEALTH SCIENCES FUND -- CLASS K
Net Asset Value -- Beginning of Period                      $    $   $           $
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
-----------------------------------------------------------------------------------------
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
RETURN OF CAPITAL                                          --   --              --
-----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                            $    $   $           $
=========================================================================================

TOTAL RETURN                                                %    %   %           %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                  $    $   $           $
Ratio of Expenses to Average Net Assets
With Fee Waivers and Expense Reimbursements                 %    %   %           %
Without Fee Waivers and Expense Reimbursements              %    %   %           %
Ratio of Net Investment (Loss) to Average Net Assets        %    %   %           %
Portfolio Turnover Rate                                     %    %   %           %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
----------------------------------------------------------------------------------------
AIM LEISURE FUND -- INVESTOR CLASS
Net Asset Value -- Beginning of Period                                 $    $   $    $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
----------------------------------------------------------------------------------------
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM NET REALIZED GAINS                            --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $   $    $
========================================================================================

TOTAL RETURN                                                           %    %   %    %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $   $    $
========================================================================================
Ratio of Expenses to Average Net Assets                                %    %   %    %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %   %    %
Portfolio Turnover Rate                                                %    %   %    %

                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
 AIM LEISURE FUND -- CLASS A                                     2005   2004   2003
 Net Asset Value -- Beginning of Period                                  $      $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)
 Net Gains (Losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 =============================================================== ====== ====== =====

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                 %      %
 Ratio of Net Investment Income (Loss) to Average Net Assets             %      %
 Portfolio turnover rate                                                 %      %





                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
 AIM LEISURE FUND -- CLASS B                                     2005   2004   2003
 Net Asset Value -- Beginning of Period                                  $      $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)
 Net Gains (Losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 =============================================================== ====== ====== =====

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 RATIO OF EXPENSES TO AVERAGE NET ASSETS
 With Fee Waivers and/or Expense Reimbursements                          %      %
 Without Fee Waivers and/or Expense Reimbursements                       %      %
 Ratio of Net Investment Income (Loss) to Average Net Assets             %      %
 Portfolio Turnover Rate                                                 %      %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM LEISURE FUND -- CLASS C
Net Asset Value -- Beginning of Period                                 $    $   $    $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM NET REALIZED GAINS                            --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $   $    $
========================================================================================

TOTAL RETURN                                                           %    %   %    %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $   $    $
Ratio of Expenses to Average Net Assets                                %    %   %    %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %   %    %
Portfolio Turnover Rate                                                %    %   %    %

                                                                                  DECEMBER 14,
                                                                                2001 (DATE SALES
                                                                                 COMMENCED) TO
                                                            YEAR ENDED MARCH 31     MARCH 31
------------------------------------------------------------------------------------------------
                                                            2005   2004   2003        2002
AIM LEISURE FUND -- CLASS K
Net Asset Value -- Beginning of Period                              $      $           $
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities
 (Both Realized and Unrealized)
------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                    $      $           $
=========================================================== ====== ====== ===== ================

TOTAL RETURN                                                        %      %           %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                          $      $           $
RATIO OF EXPENSES TO AVERAGE NET ASSETS
With Fee Waivers and/or Expense Reimbursements                      %      %           %
Without Fee Waivers and/or Expense Reimbursements                   %      %           %
Ratio of Net Investment Income (Loss) to Average Net Assets         %      %           %
Portfolio Turnover Rate                                             %      %           %

                                                                     YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM TECHNOLOGY FUND -- INVESTOR CLASS
Net Asset Value -- Beginning of Period                                 $    $    $   $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM NET REALIZED GAINS                            --   --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $    $   $
========================================================================================

TOTAL RETURN                                                           %    %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $    $   $
Ratio of Expenses to Average Net Assets                                %    %    %   %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %    %   %
Portfolio Turnover Rate                                                %    %    %   %

                                                                 YEAR ENDED MARCH 31,
 ------------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM TECHNOLOGY FUND -- CLASS A
 Net Asset Value -- Beginning of Period                                  $      $
 ------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)
 Net Gains (Losses) on Securities (Both Realized and Unrealized)
 ------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 ------------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 ====================================================================================

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 Ratio of Expenses to Average Net Assets:
 With Fee Waivers and/or Expense Reimbursements                          %      %
 Without Fee Waivers and/or Expense Reimbursements                       %      %
 Ratio of Net Investment Income (loss) to Average Net Assets             %      %
 Portfolio Turnover Rate                                                 %      %





                                                                 YEAR ENDED MARCH 31,
 ------------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM TECHNOLOGY FUND -- CLASS B
 Net Asset Value -- Beginning of Period                                  $      $
 ------------------------------------------------------------------------------------
 Income from Investment Operations:
 Net Investment Income (Loss)
 Net Gains (Losses) on Securities (Both Realized and Unrealized)
 ------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 ------------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 ====================================================================================

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 Ratio of Expenses to Average Net Assets:
 With Fee Waivers and/or Expense Reimbursements                          %      %
 Without Fee Waivers and/or Expense Reimbursements                       %      %
 Ratio of Net Investment Income (Loss) to Average Net Assets             %      %
 Portfolio Turnover Rate                                                 %      %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM TECHNOLOGY FUND -- CLASS C
Net Asset Value -- Beginning of Period                                 $    $    $   $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM NET REALIZED GAINS                            --   --   --
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                       $    $    $   $
========================================================================================

TOTAL RETURN                                                           %    %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $    $   $
Ratio of Expenses to Average Net Assets
  With Fee Waivers and/or Expense Reimbursements                       %    %    %   %
  Without Fee Waivers and/or Expense Reimbursements                    %    %    %   %
Ratio of Net Investment Income (Loss) to Average Net Assets            %    %    %   %
Portfolio Turnover Rate                                                %    %    %   %

                                                                          NOVEMBER 30,
                                                                        2000 (DATE SALES
                                                                         COMMENCED) TO
                                                    YEAR ENDED MARCH 31     MARCH 31
----------------------------------------------------------------------------------------
                                                    2005 2004 2003 2002       2001
AIM TECHNOLOGY FUND -- CLASS K
Net Asset Value -- Beginning of Period                    $    $    $          $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities (Both Realized and
 Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                          $    $    $          $
========================================================================================

TOTAL RETURN                                              %    %    %          %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                $    $    $          $
Ratio of Expenses to Average Net Assets
With Fee Waivers and/or Expense Reimbursements            %    %    %          %
Without Fee Waivers and/or Expense
 Reimbursements                                           %    %    %          %
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                               %    %    %          %
Portfolio Turnover Rate                                   %    %    %          %

                                                                  YEAR ENDED MARCH 31
----------------------------------------------------------------------------------------
                                                                2005 2004 2003 2002 2001
AIM UTILITIES FUND -- INVESTOR CLASS
Net Asset Value -- Beginning of Period                                 $    $    $   $
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income
Net Gains (Losses) on Securities (Both Realized and Unrealized)
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income
Distributions from Net Realized Gains                                 --   --   --
Total Distributions
----------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                                       $    $    $   $
========================================================================================

TOTAL RETURN                                                           %    %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                             $    $    $   $
Ratio of Expenses to Average Net Assets
With Fee Waivers and Expense Reimbursements                            %    %    %   %
Without Fee Waivers and Expense Reimbursements                         %    %    %   %
Ratio of Net Investment Income to Average Net Assets                   %    %    %   %
Portfolio Turnover Rate                                                %    %    %   %

                                                                    CLASS A
                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM UTILITIES FUND -- CLASS A
 Net Asset Value -- Beginning of Period                                  $      $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income
 Net Gains (losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 LESS DIVIDENDS FROM NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 =============================================================== ====== ====== =====

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 Ratio of Expenses to Average Net Assets
 With Fee Waivers and Expense Reimbursements                             %      %
 Without Fee Waivers and Expense Reimbursements                          %      %
 Ratio of Net Investment Income to Average Net Assets                    %      %
 Portfolio Turnover Rate                                                 %      %





                                                                    CLASS B
                                                                 YEAR ENDED MARCH 31
 -----------------------------------------------------------------------------------
                                                                 2005   2004   2003
 AIM UTILITIES FUND -- CLASS B
 Net Asset Value -- Beginning of Period                                  $      $
 -----------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income
 Net Gains (losses) on Securities (Both Realized and Unrealized)
 -----------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS
 -----------------------------------------------------------------------------------
 LESS DIVIDENDS FROM NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Net Asset Value -- End of Period                                        $      $
 =============================================================== ====== ====== =====

 TOTAL RETURN                                                            %      %

 RATIOS/SUPPLEMENTAL DATA
 Net Assets -- End of Period (000s Omitted)                              $      $
 Ratio of Expenses to Average Net Assets
 With Fee Waivers and Expense Reimbursements                             %      %
 Without Fee Waivers and Expense Reimbursements                          %      %
 Ratio of Net Investment Income to Average Net Assets                    %      %
 Portfolio Turnover Rate                                                 %      %

                                                              YEAR ENDED MARCH 31
------------------------------------------------------------------------------------
                                                            2005 2004 2003 2002 2001
AIM UTILITIES FUND -- CLASS C
Net Asset Value -- Beginning of Period                             $    $    $   $
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Gains (Losses) on Securities
 (Both Realized and Unrealized)
------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income
Distributions from Net Realized Gains                             --   --   --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS
------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                   $    $    $   $
====================================================================================

TOTAL RETURN                                                       %    %    %   %

RATIOS/SUPPLEMENTAL DATA
Net Assets -- End of Period (000s Omitted)                         $    $    $   $
Ratio of Expenses to Average Net Assets
With Fee Waivers and Expense Reimbursements                        %    %    %   %
Without Fee Waivers and Expense Reimbursements                     %    %    %   %
Ratio of Net Investment Income (Loss) to Average Net Assets        %    %    %   %
Portfolio Turnover Rate                                            %    %    %   %

                                 THE AIM FUNDS

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS
Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A/1/        CLASS A3          CLASS B/4/         CLASS C           CLASS K           CLASS R           INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
.. Initial sales   . No initial      . No initial       . No initial      . No initial      . No initial      . No initial
  charge            sales charge      sales charge       sales charge      sales charge      sales charge      sales charge

.. Reduced or      . No contingent   . Contingent       . Contingent      . Generally, no   . Generally, no   . No contingent
  waived initial    deferred sales    deferred sales     deferred sales    contingent        contingent        deferred sales
  sales             charge            charge on          charge on         deferred sales    deferred sales    charge
  charge for                          redemptions        redemptions       charge/2/         charge/2/
  certain                             within six         within one
  purchases/2/                        years              year/7/

.. Generally,      . 12b-1 fee of    . 12b-1 fee of     . 12b-1 fee of    . 12b-1 fee of    . 12b-1 fee of    . 12b-1 fee of
  lower             0.35%             1.00%              1.00%             0.45%             0.50%             0.25%/3/
  distribution
  and service
  (12b-1) fee
  than Class B,
  Class C, Class
  K or Class R
  shares (See
  "Fee Table and
  Expense
  Example")/3/

                  . Does not        . Converts to      . Does not        . Does not        . Does not        . Does not
                    convert to        Class A shares     convert to        convert to        convert to        convert to
                    Class A shares    at the end of      Class A shares    Class A shares    Class A shares    Class A shares
                                      the month
                                      which is eight
                                      years after
                                      the date on
                                      which shares
                                      were purchased
                                      along with a
                                      pro rata
                                      portion of its
                                      reinvested
                                      dividends and
                                      distributions/5/

.. Generally more  . Available only  . Purchase         . Generally more  . Generally,      . Generally,      . Closed to new
  appropriate       for a limited     orders limited     appropriate       only available    only available    investors,
  for long- term    number of funds   to amount less     for short-        to retirement     to employee       except as
  investors                           than $             term investors    plans,            benefit           described in
                                      100,000/6/       . Purchase          educational       plans/9/          the
                                                         orders limited    savings                             "Purchasing
                                                         to amount less    programs and                        Shares --
                                                         than              wrap programs                       Grandfathered
                                                         $1,000,000/8/                                         Investors"
                                                                                                               section of
                                                                                                               your prospectus
------------------------------------------------------------------------------------------------------------------------------

Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

/1/ As of the close of business on October 30, 2002, Class A shares of AIM
    Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.
/2/ A contingent deferred sales charge may apply in some cases.
/3/ Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
/4/ Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
/5/ AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.
  AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

   MCF--07/05                               A-1

                                 THE AIM FUNDS

/6/ Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/7/ A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.
/8/ Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.
/9/ Generally, Class R shares are only available to employee benefit plans.
    These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase
    Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

DISTRIBUTION AND SERVICE (12B-1) FEES
Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES
Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.
  Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $   25,000        5.50%        5.82%
$ 25,000 but less than $   50,000      5.25         5.54
$ 50,000 but less than $  100,000      4.75         4.99
$100,000 but less than $  250,000      3.75         3.90
$250,000 but less than $  500,000      3.00         3.09
$500,000 but less than $1,000,000      2.00         2.04
-----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $   50,000        4.75%        4.99%
$ 50,000 but less than $  100,000      4.00         4.17
$100,000 but less than $  250,000      3.75         3.90
$250,000 but less than $  500,000      2.50         2.56
$500,000 but less than $1,000,000      2.00         2.04
-----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $  100,000        1.00%        1.01%
$100,000 but less than $  250,000      0.75         0.76
$250,000 but less than $1,000,000      0.50         0.50
-----------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                         INVESTOR'S
                                        SALES CHARGE
                                  -------------------------
AMOUNT OF INVESTMENT                AS A % OF    AS A % OF
IN SINGLE TRANSACTION             OFFERING PRICE INVESTMENT
-----------------------------------------------------------
          Less than $  100,000        2.50%        2.56%
$100,000 but less than $  250,000      2.00         2.04
$250,000 but less than $  500,000      1.50         1.52
$500,000 but less than $1,000,000      1.25         1.27
-----------------------------------------------------------

                                  A-2                               MCF--07/05

                                 THE AIM FUNDS


SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.
  You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.
  You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
  If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month,
1% CDSC.
  Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.
  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.
  ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE         CLASS B CLASS C
-------------------------------------
First                   5%      1%
Second                   4     None
Third                    3     None
Fourth                   3     None
Fifth                    2     None
Sixth                    1     None
Seventh and following  None    None
-------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS
You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.
  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan/SM/ for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

                                MCF--07/05 A-3

                                 THE AIM FUNDS


LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

.. on shares purchased by reinvesting dividends and distributions;

.. when exchanging shares among certain funds; and

.. when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

.. if you redeem Class B shares you held for more than six years;

.. if you redeem Class C shares you held for more than one year;

.. if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

.. if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

.. if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

.. if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

.. if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

.. if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

.. if you redeem shares to pay account fees;

.. for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

.. if you redeem shares acquired through reinvestment of dividends and distributions; and

.. on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS
The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.
  ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.
  ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on

                                  A-4 MCF--07/05

                                 THE AIM FUNDS

these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.
  ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.
  You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.
  AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
  The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

.. The money market funds are offered to investors as cash management vehicles.
  Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

.. The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

.. Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

  The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING
The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

                                MCF--07/05 A-5

                                 THE AIM FUNDS

  The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES
If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.
  The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.
  Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.
  The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.
  For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
  See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                  A-6 MCF--07/05

                                 THE AIM FUNDS


PURCHASING SHARES
If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT
There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                      INITIAL                                        ADDITIONAL
TYPE OF ACCOUNT                                                     INVESTMENTS                                      INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401, 403 and             0 ($25 per fund investment for salary     $25
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                                 deferrals from Employer-Sponsored
                                                                                 Retirement Plans)
Systematic Purchase Plan                                                      50                                          50
IRA, Roth IRA or Coverdell ESA                                               250                                          25
All other accounts                                                         1,000                                          50

ADI has the discretion to accept orders for lesser amounts.
--------------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
Through a Financial Advisor    Contact your financial         Same
                               advisor.

By Mail                        Mail completed account         Mail your check and the
                               application and check to the   remittance slip from your
                               transfer agent, AIM            confirmation statement to the
                               Investment Services, Inc.,     transfer agent.
                               P.O. Box 4739, Houston, TX
                               77210-4739.

By Wire                        Mail completed account         Call the transfer agent to
                               application to the transfer    receive a reference number.
                               agent. Call the transfer       Then, use the wire
                               agent at (800) 959-4246 to     instructions at left.
                               receive a reference number.
                               Then, use the following wire
                               instructions:

                               Beneficiary Bank ABA/Routing
                               #: 113000609
                               Beneficiary Account Number:
                               00100366807
                               Beneficiary Account Name: AIM
                               Investment Services, Inc.

                               RFB: Fund Name, Reference #
                               OBI: Your Name, Account #

By Telephone                   Open your account using one    Select the AIM Bank
                               of the methods described       Connection/SM/ option on your
                               above.                         completed account application
                                                              or complete an AIM Bank
                                                              Connection form. Mail the
                                                              application or form to the
                                                              transfer agent. Once the
                                                              transfer agent has received
                                                              the form, call the transfer
                                                              agent to place your purchase
                                                              order.

                                                              Call the AIM 24-hour
                                                              Automated Investor Line at
                                                              1-800-246-5463. You may place
                                                              your order after you have
                                                              provided the bank
                                                              instructions that will be
                                                              requested.

By Internet                    Open your account using one    Access your account at
                               of the methods described       www.aiminvestments.com. The
                               above.                         proper bank instructions must
                                                              have been provided on your
                                                              account. You may not purchase
                                                              shares in retirement accounts
                                                              on the internet.
--------------------------------------------------------------------------------------------


                                MCF--07/05 A-7

                                 THE AIM FUNDS


GRANDFATHERED INVESTORS
Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.
  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                  A-8 MCF--07/05

                                 THE AIM FUNDS


REDEEMING SHARES

REDEMPTION FEE
You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

              AIM Asia Pacific Growth
              Fund                       AIM Global Value Fund
              AIM Developing Markets
              Fund                       AIM High Yield Fund
              AIM European Growth Fund   AIM International Core
                                         Equity Fund
                                         AIM International Growth
              AIM European Small Company Fund
              Fund
              AIM Global Aggressive      AIM International Small
              Growth Fund                Company Fund
              AIM Global Equity Fund     AIM S&P 500 Index Fund
              AIM Global Growth Fund     AIM Trimark Fund
              AIM Global Real Estate
              Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.
  The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.
  Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.
  The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.
  Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

                                MCF--07/05 A-9

                                 THE AIM FUNDS

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

       SHARES
      INITIALLY             SHARES HELD              CDSC APPLICABLE UPON
      PURCHASED          AFTER AN EXCHANGE           REDEMPTION OF SHARES
      ---------          -----------------       -----------------------------
  .Class A shares   .Class A shares of Category  .1% if shares are redeemed
   of Category I     I or II Fund or AIM Short    within 18 months of initial
   or II Fund or     Term Bond Fund               purchase of Category I or
   AIM Short        .Class A shares of Category   II Fund or AIM Short Term
   Term Bond         III Fund/2/                  Bond Fund shares
   Fund             .AIM Cash Reserve Shares
                     of AIM Money Market Fund

  .Class A shares   .Class A shares of Category  .1% if shares are redeemed
   of Category III   I or II Fund or AIM Short    within 18 months of initial
   Fund/1/           Term Bond Fund               purchase of Category III
                                                  Fund shares

  .Class A shares   .Class A shares of Category  .No CDSC
   of Category III   III Fund/2/
   Fund/1/          .Class A shares of AIM Tax-
                     Exempt Cash Fund
                    .AIM Cash Reserve Shares
                     of AIM Money Market

/1 /As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
/2 /Beginning on February 17, 2003, Class A shares of a Category I, II or III
   Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
----------------------------------------------------------------------------------------

Through a Financial Advisor Contact your financial advisor, including your retirement plan or program sponsor.

By Mail                     Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners
                            /trustees; (2) the name of the fund and your account
                            number; (3) if the transfer agent does not hold your
                            shares, endorsed share certificates or share certificates
                            accompanied by an executed stock power; and (4) signature
                            guarantees, if necessary (see below). The transfer agent
                            may require that you provide additional information, such
                            as corporate resolutions or powers of attorney, if
                            applicable. If you are redeeming from an IRA account, you
                            must include a statement of whether or not you are at least
                            59 1/2 years old and whether you wish to have federal
                            income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your
                            employer for details.

By Telephone                Call the transfer agent at 1-800-959-4246 or our AIM
                            24-hour Automated Investor Line at 1-800-246-5463. You will be allowed to redeem by telephone if (1) the proceeds are
                            to be mailed to the address on record (if there has been no change communicated to us within the last 30 days) or
                            transferred electronically to a pre-authorized checking
                            account; (2) you do not hold physical share certificates;
                            (3) you can provide proper identification information;
                            (4) the proceeds of the redemption do not exceed $250,000;
                            and (5) you have not previously declined the telephone
                            redemption privilege. Certain retirement accounts and
                            403(b) plans, may not be redeemed by telephone. For funds
                            other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer
                            agent must receive your call during the hours of the
                            customary trading session of the New York Stock Exchange
                            (NYSE) in order to effect the redemption at that day's
                            closing price. For Premier Portfolio, Premier Tax-Exempt
                            Portfolio and Premier U.S. Government Money Portfolio, the
                            transfer agent must receive your call before the last net
                            asset value determination on a business day in order to
                            effect the redemption at that day's closing price. You may, with limited exceptions, redeem from an IRA account by
                            telephone. Redemptions from other types of retirement
                            accounts may be requested in writing.

By Internet                 Place your redemption request at www.aiminvestments.com.
                            You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide
                            proper identification information; (3) the proceeds of the redemption do not exceed $ 250,000; and (4) you have
                            already provided proper bank information. AIM prototype
                            retirement accounts may not be redeemed on the internet.
                            For funds other than Premier Portfolio, Premier Tax-Exempt
                            Portfolio and Premier U.S. Government Money Portfolio, the
                            transfer agent must confirm your transaction during the
                            hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price. For
                            Premier Portfolio, Premier Tax-Exempt Portfolio and Premier
                            U.S. Government Money Portfolio, the transfer agent must
                            confirm your transaction before the last net asset value
                            determination on a business day in order to effect the
                            redemption at that day's closing price.
----------------------------------------------------------------------------------------

                                 A-10 MCF--07/05

                                 THE AIM FUNDS


TIMING AND METHOD OF PAYMENT
We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)
You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES
We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND
Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS
If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.
  If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.
  You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

                               MCF--07/05 A-11

                                 THE AIM FUNDS

PERMITTED EXCHANGES
Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                                        EXCHANGE TO
-------------------------------------------------------------------------------------------------------------------------------
Class A                 Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:
                        .Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
                        .Class A Shares of AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-
                         Free Intermediate Fund cannot be exchanged for Class A3 Shares of those funds.
                        .Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-------------------------------------------------------------------------------------------------------------------------------
Class A                 Class B, C, K, R, Institutional Class Shares or Shares of the AIM Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
Class A3                Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:
                        .Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
                         cannot be exchanged for Class A Shares of those funds.
                        .Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-------------------------------------------------------------------------------------------------------------------------------
Class A3                Class B, C, K, R, Institutional Class Shares, or shares of AIM Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
Class B                 Class B. Exceptions are:
                        .Class B Shares of other funds cannot be exchanged for Class B Shares of AIM Floating Rate
                         Fund.
-------------------------------------------------------------------------------------------------------------------------------
Class B                 Class A, A3, C, K, R, AIM Cash Reserve Shares, Institutional, Investor Class Shares, or shares of AIM
                        Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
Class C                 Class C. Exceptions are:
                        .Class C shares of other funds cannot be exchanged for Class C shares of AIM Floating Rate Fund.
-------------------------------------------------------------------------------------------------------------------------------
Class C                 Class A, A3, B, K, R, AIM Cash Reserve Shares, Institutional, Investor Class shares or shares of AIM
                        Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
Class K                 Class K
-------------------------------------------------------------------------------------------------------------------------------
Class K                 Class A, A3, B, C, R, AIM Cash Reserve Shares, Institutional, Investor Class shares, or shares of AIM
                        Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
Class R                 Class R
-------------------------------------------------------------------------------------------------------------------------------
Class R                 Class A, A3, B, C, K, AIM Cash Reserve Shares, Institutional, Investor Class shares, or shares of AIM
                        Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares Class A, A3, B, C, R, or Investor Class shares. Exceptions are:
                        .Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
                        .Shares to be exchanged for Class B, C or R shares must not have been acquired by exchange from Class A shares of any fund.
                        .Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares Class K, Institutional Class shares, or shares of AIM Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
Institutional Class     Institutional Class
-------------------------------------------------------------------------------------------------------------------------------
Institutional Class     Class A, A3, B, C, K, R, AIM Cash Reserve Shares, Investor Class shares, or shares of AIM Summit Fund.
-------------------------------------------------------------------------------------------------------------------------------
Investor Class          A, A3, or Investor Class. Exceptions are:
                        .Investor Class shares cannot be exchanged for Class A shares of any fund which offers Investor
                         Class shares.
                        .Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
-------------------------------------------------------------------------------------------------------------------------------
Investor Class          Class B, C, K, R, AIM Cash Reserve Shares, Institutional Class shares, or shares of AIM Summit
                        Fund.
-------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund         Class A, A3, or AIM Cash Reserve Shares. Exceptions are:
                        .Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
                         currently closed to new investors.
-------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund         Class B, C, K, R, Institutional or Investor Class shares.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                             EXCHANGE TO                                               ALLOWED PROHIBITED
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:                                  X
..Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
..Class A Shares of AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-
 Free Intermediate Fund cannot be exchanged for Class A3 Shares of those funds.
..Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-------------------------------------------------------------------------------------------------------------------------
Class B, C, K, R, Institutional Class Shares or Shares of the AIM Summit Fund.                              X
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, Investor Class, or AIM Cash Reserve Shares. Exceptions are:                                  X
..Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
 cannot be exchanged for Class A Shares of those funds.
..Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-------------------------------------------------------------------------------------------------------------------------
Class B, C, K, R, Institutional Class Shares, or shares of AIM Summit Fund.                                 X
-------------------------------------------------------------------------------------------------------------------------
Class B. Exceptions are:                                                                                  X
..Class B Shares of other funds cannot be exchanged for Class B Shares of AIM Floating Rate
 Fund.
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, C, K, R, AIM Cash Reserve Shares, Institutional, Investor Class Shares, or shares of AIM       X
Summit Fund.
-------------------------------------------------------------------------------------------------------------------------
Class C. Exceptions are:                                                                                  X
..Class C shares of other funds cannot be exchanged for Class C shares of AIM Floating Rate Fund.
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, B, K, R, AIM Cash Reserve Shares, Institutional, Investor Class shares or shares of AIM        X
Summit Fund.
-------------------------------------------------------------------------------------------------------------------------
Class K                                                                                                   X
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, B, C, R, AIM Cash Reserve Shares, Institutional, Investor Class shares, or shares of AIM       X
Summit Fund.
-------------------------------------------------------------------------------------------------------------------------
Class R                                                                                                   X
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, B, C, K, AIM Cash Reserve Shares, Institutional, Investor Class shares, or shares of AIM       X
Summit Fund.
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, B, C, R, or Investor Class shares. Exceptions are:                                           X
..Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
..Shares to be exchanged for Class B, C or R shares must not have been acquired by exchange from Class A shares of any fund.
..Investor Class Shares of all funds are currently offered to new investors only on a limited basis.
-------------------------------------------------------------------------------------------------------------------------
Class K, Institutional Class shares, or shares of AIM Summit Fund.                                          X
-------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                                       X
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, B, C, K, R, AIM Cash Reserve Shares, Investor Class shares, or shares of AIM Summit Fund.      X
-------------------------------------------------------------------------------------------------------------------------
A, A3, or Investor Class. Exceptions are:                                                                 X
..Investor Class shares cannot be exchanged for Class A shares of any fund which offers Investor
 Class shares.
..Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
-------------------------------------------------------------------------------------------------------------------------
Class B, C, K, R, AIM Cash Reserve Shares, Institutional Class shares, or shares of AIM Summit              X
Fund.
-------------------------------------------------------------------------------------------------------------------------
Class A, A3, or AIM Cash Reserve Shares. Exceptions are:                                                  X
..Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are
 currently closed to new investors.
-------------------------------------------------------------------------------------------------------------------------
Class B, C, K, R, Institutional or Investor Class shares.                                                   X
-------------------------------------------------------------------------------------------------------------------------

                                 A-12 MCF--07/05

                                 THE AIM FUNDS


  You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for
   (a) Class A shares of another fund;
   (b) AIM Cash Reserve Shares of AIM Money Market Fund; or
   (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for
   (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
   (b) Class A shares of another Fund, but only if
      (i) you acquired the original shares before May 1, 1994; or
     (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for
   (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares
      (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;
     (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for
   (a) AIM Cash Reserve Shares of AIM Money Market Fund; or
   (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class K shares for other Class K shares;

(5) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED
For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;

(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS
The following conditions apply to all exchanges:

.. Shares of the fund you wish to acquire must be available for sale in your state of residence;

.. Exchanges must be made between accounts with identical registration information;

.. The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

.. Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

.. If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

                               MCF--07/05 A-13

                                 THE AIM FUNDS


TERMS OF EXCHANGE
Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL
If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE
Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET
You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES
If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.


 Each fund and its agents reserve the right at any time to:
..  reject or cancel all or any part of any purchase or exchange order;
..  modify any terms or conditions of purchase of shares of any fund;
..  reject or cancel any request to establish the Systematic Purchase Plan and
   Systematic Redemption Plan options on the same account; or .. suspend, change or withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
  Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
  Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
  AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.
  Specific types of securities are valued as follows:
  Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.
  Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain

                                 A-14 MCF--07/05

                                 THE AIM FUNDS

foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
  Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
  Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.
  Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  Futures and Options: Futures and options are valued on the basis of market quotations, if available.
  Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
  Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS
For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.
  For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
  For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.
  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

                               MCF--07/05 A-15

                                 THE AIM FUNDS


TAXES
In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.
  Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.
  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.
  The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                 A-16 MCF--07/05

Obtaining Additional Information

--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you have questions about the funds, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc. P. O. Box 4739 Houston, TX 77210-4739 or



                 BY TELEPHONE:    (800) 959-4246

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM


You also can review and obtain copies of a SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.



  AIM Energy Fund


  AIM Financial Services Fund


  AIM Gold & Precious Metals Fund


  AIM Health Sciences Fund


  AIM Leisure Fund


  AIM Technology Fund


  AIM Utilities Fund


  SEC 1940 Act file number: 811-3826






The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.


AIMinvestments.com             [LOGO]

                   I-SEC-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

PROSPECTUS | July 29, 2005



AIM TECHNOLOGY FUND -- INSTITUTIONAL CLASS


A no-load class of shares of a mutual fund designed for investors seeking long-term growth from the technology sector.

TABLE OF CONTENTS
Investment Goals, Strategies, And
  Risks................................          2
Fund Performance.......................          3
Fee Table, Expense Example.............          4
Disclosure of Portfolio Holdings.......          5
Investment Risks.......................          5
Principal Risks Associated With The
  Fund.................................          5
Temporary Defensive Positions..........          7
Portfolio Turnover.....................          7
Fund Management........................          7
Portfolio Managers.....................          8
Other Information......................          9
Pricing of Shares......................          9
Excessive Short-Term Trading Activity
  Disclosures..........................         10
How To Buy Shares......................         12
Your Account Services..................         15
Redeeming Shares.......................         15
Taxes..................................         17
Dividends And Capital Gain
  Distributions........................         17
Financial Highlights...................         18
Obtaining Additional Information....... Back Cover



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.



The Securities and Exchange Commission has not approved or disapproved the shares of the fund. Likewise, the

Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM SECTOR FUNDS
                                    [LOGO]

Your goals. Our solutions.(R) AIM INVESTMENTS(R)

     A I M Advisors, Inc. (AIM or the advisor) is the investment advisor for the AIM Technology Fund (the Fund).



     This Prospectus contains important information about the fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The fund also offers one or more additional classes of shares through a separate prospectus. Each of the fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact A I M Distributors, Inc. (ADI) at 1-800-347-4246.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

     Investment Goals & Strategies  [GRAPHIC]


     Potential Investment Risks    [GRAPHIC]

     Past Performance               [GRAPHIC]


        ---------------------------------------------------------------

                                    [GRAPHIC]

                                        [GRAPHIC]
          Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The fund seeks capital growth. It is actively
THE FUND'S CURRENT IN-  managed. The fund invests primarily in equity
VESTMENTS AND MARKET    securities that the advisor believes will rise in
OUTLOOK, PLEASE SEE THE price faster than other securities, as well as
MOST RECENT ANNUAL OR   options and other investments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in technology-related industries. These include, but are not limited to, vari-ous applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the fund's assets are not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

    . At least 50% of its gross income or its net sales must come from activities in the technology sector;
    . At least 50% of its assets must be devoted to producing revenues from the technology sector; or
    . Based on other available information, we determine that its primary business is within the technology sector.


     The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.



     The advisor uses a research-oriented "bottom-up" investment approach to create the fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the fund emphasizes strongly managed companies that the advisor believes will generate above-average long-term capital appreciation.



     A core portion of the fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their field and are believed to have a strategic advantage over many of their competitors. The remainder of the fund's portfolio consists of faster-growing, more volatile technology companies that the advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.


     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.


     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the fund tends to be more volatile than other mutual funds and the value of the portfolio investments and consequently an investment in the fund tend to go up and down more rapidly.



     Other principal risks involved in investing in the fund are market, foreign securities, liquidity, derivatives, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any other mutual fund, there is always a risk that you may lose money on your investment in the fund.

                                    [GRAPHIC]

                                         Fund Performance


     The bar chart below shows the fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows pre-tax and after-tax average annual total returns for various periods ended December 31, 2004 compared to the S&P 500 Index.



     After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption returns assume you continue to hold your shares and pay taxes on fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption returns assume payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rates in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.



     The information in the bar chart and table illustrates the variability of the fund's Institutional Class shares' total return. The table shows the fund's performance compared to a broad-based securities market index, a style specific index and a peer group index. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. Remember, past performance (before and after taxes) does not indicate how a fund will perform in the future.



AIM TECHNOLOGY FUND -- INSTITUTIONAL CLASS
   ACTUAL ANNUAL TOTAL RETURN/1, 2, 3/
---------------------------------------------------------------------

                                    [CHART]



 '99        '00          '01         '02          '03        '04
------     ------      ------       ------       ------     ------
146.18%   (22.50%)    (45.18%)     (46.78%)      44.37%       []



---------------------------------------------------------------------
Best Calendar Qtr.   [12/99  66.90%]
Worst Calendar Qtr.   [9/01  (41.35%)]



----------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL TOTAL RETURN
                                                                  AS OF 12/31/04
----------------------------------------------------------------------------------------
                                                                               SINCE
                                                             1 YEAR  5 YEAR  INCEPTION
AIM Technology Fund -- Institutional Class/1,2/
 Return Before Taxes
 Return After Taxes on Distributions
 Return After Taxes on Distributions and Sale of Fund Shares
S&P 500 Index/4,5/
 (reflects no deduction for fees, expenses or taxes)                                /3/
Goldman Sachs Tech. Composite Index/6/                                 N/A       N/A
Lipper Science & Technology Fund Index/7/



[/1/Total return figures include reinvested dividends and capital gain distributions and the effect of the Institutional Class expenses. Total returns are for a class of shares with a full calendar year of performance.


/2/ Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended June 30, 2005 was [ ]%.

/3/ Since inception of Institutional Class of shares on December 21, 1998.
    Index comparison begins on December 31, 1998.
/4/ The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Institutional Class and are reflected in its annual returns.
/5/ The fund has also included the Goldman Sachs Technology Composite Index which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Science & Technology Fund Index (which may or may not include the fund) is included for comparison to a peer group.
/6 /The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index currently composed of 178 companies involved in the technology industry. The index is rebalanced semiannually and becomes effective after the close of business on expiration Friday, or the third Friday, of January and July.

/7 /The Lipper Science & Technology Fund Index is an equally weighted representation of the 30 largest funds that make up the Lipper Science & Technology category. These funds invest more than 65% of their portfolios in science and technology stocks.]

Fee Table And Expense Example



     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.


     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

     You pay no fees to purchase Institutional Class shares of the fund, to exchange to another AIM Fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.


     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS/1,2/


AIM TECHNOLOGY FUND -- INSTITUTIONAL CLASS//
  Management Fees                            [    ]%
  Distribution and Service (12b-1) Fees       [    ]
  Other Expenses                             [    ]%
                                             -------
  Total Annual Fund Operating Expenses/3/    [    ]%
                                             =======



 [/1/There is no guarantee that actual expenses will be the same as those shown in the table.


 /2/ Effective April 1, 2004 the Board of Trustees approved a revised expense allocation methodology for the fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.


 /3/ The advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15% on Institutional Class shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.]


     EXPENSE EXAMPLE

     This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.



     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:





1 year 3 years 5 years 10 years
  $       $       $       $



     HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


     The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because the fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of the fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



ANNUAL EXPENSE
RATIO [    ]%                     Year 1 Year 2 Year 3 Year 4 Year 5 Year 6 Year 7 Year 8 Year 9 Year 10
--------------------------------------------------------------------------------------------------------
Cumulative Return Before Expenses      %      %      %      %      %      %      %      %      %      %
Cumulative Return After Expenses       %      %      %      %      %      %      %      %      %      %
End of Year Balance               $      $      $      $      $      $      $      $      $      $
Estimated Annual Expenses         $      $      $      $      $      $      $      $      $      $
--------------------------------------------------------------------------------------------------------

Disclosure of Portfolio Holdings



     The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at (http://www.aiminvestments.com). To reach this information, access the fund's overview page on the website. Links to the following fund information are located in the upper right side of this website page:



INFORMATION                                APPROXIMATE DATE OF                INFORMATION REMAINS POSTED ON
                                           WEBSITE POSTING                    WEBSITE
------------------------------------------------------------------------------------------------------------
Top ten holdings as of month end           15 days after month end            Until posting of the following
                                                                              month's top ten holdings
------------------------------------------------------------------------------------------------------------
Complete portfolio holdings as of calendar 30 days after calendar quarter end For one year quarter end
------------------------------------------------------------------------------------------------------------



     A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at (http://www.aiminvestments.com).


     Investment Risks              [GRAPHIC]


BEFORE INVESTING IN THE You should determine the level of risk with which
FUND, YOU SHOULD DE-    you are comfortable before you invest. The
TERMINE THE LEVEL OF    principal risks of investing in any mutual fund,
RISK WITH WHICH YOU ARE including the fund, are:
COMFORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE    Not Insured. Mutual funds are not insured by the
YOUR AGE, CAREER, IN-   FDIC or any other agency, unlike bank deposits
COME AND TIME HORIZON.  such as CDs or savings accounts.

                        No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the fund will not reimburse you for any of these losses.

                        Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of the fund's underlying investments and changes in the equity markets as a whole.

                        Not a Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. The fund is designed to be only part of your personal investment plan.


                                   [GRAPHIC]
     Principal Risks Associated With The Fund


     You should consider the special risk factors discussed below associated with the fund's policies in determining the appropriateness of investing in the fund. See the Statement of Additional Information for a discussion of additional risk factors.


     MARKET RISK

     Equity stock prices vary and may fall, thus reducing the value of the fund's investments. Certain stocks selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.


     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks.


       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.


       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK

     The fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.


     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.


     Options and futures are common types of derivatives that the fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the fund, but may also increase the market risk. Other types of derivatives include futures, swaps, caps, floors, and collars.


     COUNTERPARTY RISK

     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.


     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------


     Although the fund generally invests in equity securities of companies in the technology sector, the fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the fund's principal investment strategy, they may constitute a significant portion of the fund's portfolio, thereby possibly exposing the fund and its investors to the following additional risks.



INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Futures
A futures contract is an agreement to buy or sell a specific amount of a financial      Market, Liquidity, and Derivatives
instrument (such as an index option) at a stated price on a stated date. The fund may   Risks
use futures contracts to provide liquidity and to hedge portfolio value.
--------------------------------------------------------------------------------------------------------------------------
Options
The obligation or right to deliver or receive a security or other instrument, index, or Information, Liquidity, and
commodity, or cash payment depending on the price of the underlying security or the     Derivatives Risks
performance of an index or other benchmark. Includes options on specific securities and stock indices, and options on stock index futures. May be used in the fund's portfolio to provide liquidity and hedge portfolio value.
--------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars. They may be      Counterparty,
used to try to manage the fund's foreign currency exposure and other investment risks,  Currency, Liquidity, Market, and
which can cause its net asset value to rise or fall. The fund may use these financial   Regulatory Risks
instruments, commonly known as "derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

     Temporary Defensive Positions [GRAPHIC]

     When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the fund. We have the right to invest up to 100% of the fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the fund's performance could be comparatively lower if it concentrates in defensive holdings.



     Portfolio Turnover            [GRAPHIC]

     We actively manage and trade the fund's portfolio securities. Therefore, the fund may have a higher portfolio turnover rate than many other mutual funds. The fund's portfolio turnover rate was [ ]% for the fiscal year ended March 31, 2005. The increase in the fund's portfolio turnover rate was greater than expected during the year due to active trading undertaken in response to market conditions.



     A portfolio turnover rate of 200%, for example, is equivalent to the fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the fund's performance because it results in higher brokerage commissions.


Fund Management

                         INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES AIM is the investment advisor for the fund and is OF AMVESCAP PLC, AN INTERNA- responsible for its day-to-day management. AIM is
TIONAL INVESTMENT MANAGE-    located at 11 Greenway Plaza, Suite 100, Houston,
MENT COMPANY THAT MANAGES    Texas 77046-1173. AIM supervises all aspects of
MORE THAN $375 BILLION IN    the fund's operations and provides investment
ASSETS WORLDWIDE AS OF       advisory services to the fund, including
MARCH 31, 2005. AMVESCAP IS obtaining and evaluating economic, statistical BASED IN LONDON, WITH MONEY and financial information to formulate and MANAGERS LOCATED IN EUROPE, implement invest-ment programs for the fund. AIM
NORTH AND SOUTH AMERICA,     has acted as an investment advisor since its
AND THE FAR EAST.            organization in 1976. Today, AIM, together with
                             its subsidiaries, advises or manages over 200 investment portfolios, en-compassing a broad range of investment objectives.

                             ADI is the fund's distributor and is responsible for the sale of the fund's shares.

                             AIM and ADI are subsidiaries of AMVESCAP PLC.



The following table shows the fees the fund paid to AIM for its advisory services in the fiscal year ended March 31, 2005.



--------------------------------------------------------------
                         ADVISORY FEE AS A PERCENTAGE OF
FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------
AIM Technology Fund                  [    ]%



     On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the SEC, the New York Attorney General (NYAG) and the Colorado Attorney General (COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, ADI (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



     Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity. The IFG and AIM amount of settlement payments available may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is undertaking certain governance and compliance reforms and reviewing its policies and procedures.



     At the request of the trustees of the AIM Funds, AMVESCAP PLC (AMVESCAP), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such funds related to market timing matters.



     The independent trustees of the AIM Funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM Funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM Funds or by fund shareholders.



     IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
     Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



     A number of private civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other private civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements.



     Additional civil lawsuits related to the above or other issues may be filed by private litigants or by regulators against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



     You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).



     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


Portfolio Managers




     The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



     William R. Keithler, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with AIM and/or its affiliates since 1998.



     Michelle E. Fenton, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with AIM and/or its affiliates since 1998.



     They are assisted by the advisor's Technology Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

Other Information



     SUITABILITY FOR INVESTORS


     Only you can determine if an investment in the fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the fund is most suitable for investors who:



    . are willing to grow their capital over the long-term (at least five years).
    . can accept the additional risks and volatility associated with sector investing.

    . understand that shares of the fund can, and likely will, have daily price fluctuations.


    . are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts (IRAs), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.



     You probably do not want to invest in the fund if you are:

    .  primarily seeking current dividend income.

    . unwilling to accept potentially significant changes in the price of fund shares.

    .  speculating on short-term fluctuations in the stock markets.


     In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The information under the headings "Pricing of Shares," "Excessive Short-Term Trading Activity Disclosures," "Your Account Services," "Redeeming Shares" and "Taxes" is about the Institutional Classes of all funds.





Pricing of Shares



     DETERMINATION OF NET ASSET VALUE


     The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.



     Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.



     AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.



     Specific types of securities are valued as follows:


     Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.



     Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.



     Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.



     Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.



     Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.



     Futures and Options: Futures and options are valued on the basis of market quotations, if available.



     Open-end Funds: To the extent a fund invests in other open-end the funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.



     Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.



     TIMING OF ORDERS


     You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.



Excessive Short-Term Trading Activity Disclosures





     While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all the funds except money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.



     AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:



       (1) trade activity monitoring;



       (2) trading guidelines;



       (3) redemption fee on trades in certain funds; and



       (4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.



     The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:



      . The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.



      . One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.



      . The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.



      . Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.



     The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.



     TRADE ACTIVITY MONITORING


     The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, will seek to act in a manner that they believe is consistent with the best interest of long-term investors, which may include taking steps such as, (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.



     The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.



     TRADING GUIDELINES


     If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.



     The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

     Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.



     REDEMPTION FEE


     You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.



     The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".



     FAIR VALUE PRICING


     Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.



     See "Pricing of Shares -- Determination of Net Asset Value" for more information."


How To Buy Shares


TO BUY SHARES AT THAT    The fund offers multiple classes of shares. The
DAY'S CLOSING PRICE, YOU chart in this section shows several convenient
MUST CONTACT US BEFORE   ways to invest in the Institutional Class shares
THE CLOSE OF THE NYSE,   of the fund if you invest directly through AIM
NORMALLY 4:00 P.M. EAST- Investment Services, Inc. (AIS), the fund's
ERN TIME.                transfer agent. There is no charge to invest,
                         exchange, or redeem shares when you make transactions directly through AIS. However, if you invest in the fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of fund shares.




     For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.



     A share of each class represents an identical interest in the fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.



     AIS reserves the right to increase, reduce, or waive the fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the fund's shareholders. AIS also reserves the right in its sole discretion to reject any order to buy fund shares, including purchases by exchange. If the fund determines that you have not provided a correct social security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

     Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the fund or AIS. If you are already a fund shareholder, the fund may seek reimbursement for any loss from your existing account(s).


Institutional Investors
    Minimum Initial Investment             $10,000,000
    Minimum Balance                        $5,000,000
    Minimum Subsequent Investment          $1,000,000

Retirement Plans or Employee Benefit Plans
    Minimum Total Plan Assets              $100,000,000
    Minimum Initial Investment             $10,000,000
    Minimum Balance                        $5,000,000
    Minimum Subsequent Investment          $1,000,000

     HOW TO PURCHASE SHARES
     You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS

The following chart shows several ways to invest in the fund if you invest directly through AIS.


                OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------
Through a       Contact your financial consultant.                 Same. These shares are offered only to institu-
Financial       The financial consultant should mail your          tional investors and qualified retirement
Consultant      completed account application to the transfer      plans. These shares are not available to retail
                agent,                                             investors. AIS does not accept cash, credit
                AIM Investment Services, Inc.,                     cards, travelers' cheques, credit card checks,
                P.O. Box 0843,                                     instant loan checks, money orders, or third
                Houston, TX 77210-0843.                            party checks unless they are from another
                The financial consultant should call the trans-    financial institution related to a retirement
                fer agent at (800) 659-1005 to receive a refer-    plan transfer.
                ence number. Then, use the following wire
                instructions:
                Beneficiary Bank
                ABA/Routing #: 113000609
                Beneficiary Account Number: 00100366732
                Beneficiary Account Name: AIM Investment Services,
                Inc.
                RFB: Fund Name, Reference #
                OBI: Your Name, Account #
By Telephone    Open your account as described above.              Call the transfer agent at (800) 659-1005 and
                                                                   wire payment for your purchase order in
                                                                   accordance with the wire instructions noted
                                                                   above.


     ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS


     ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources and from ADI's retention of underwriting concessions. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.



     ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when it makes these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on the average daily net assets of the applicable the funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts.



     ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.



     ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.



     You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees manage and/or commissions it charges.



     Exchange Policy. You may exchange your shares in the fund for shares of the same class in another fund on the basis of their respective NAVs at the time of the exchange.


FUND EXCHANGES CAN BE A   Before making any exchange, be sure to review the
CONVENIENT WAY FOR YOU    prospectuses of the funds involved and consider
TO DIVERSIFY YOUR INVEST- the differences between the funds. Also, be
MENTS, OR TO REALLOCATE   certain that you qualify to purchase certain
YOUR INVESTMENTS WHEN     classes of shares in the new fund. An exchange is
YOUR OBJECTIVES CHANGE.   the sale of shares from one fund immediately
                          followed by the purchase of shares in another.
                          Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal
                          Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

     We have the following policies governing exchanges:

    . Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).


    . If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.




    . Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.



     In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Your Account Services


AIS PROVIDES YOU WITH     Shareholder Accounts. Unless your account is held
SERVICES DESIGNED TO MAKE at a brokerage firm, AIS maintains your share
IT SIMPLE FOR YOU TO BUY, account, which contains your current fund
SELL OR EXCHANGE YOUR     holdings. The fund does not issue share
SHARES OF ANY AIM OR      certificates.
INVESCO MUTUAL FUND.
                          Quarterly Investment Summaries. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your funds.


     Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.


     Telephone Transactions. You may buy, exchange, and sell fund shares by telephone, unless you specifically decline these privileges when you fill out your new account Application


YOU CAN CONDUCT MOST TRANSACTIONS      Unless you decline the telephone transaction
AND CHECK ON YOUR ACCOUNT              privileges when you fill out and sign the
THROUGH OUT TOLL-FREE TELEPHONE        new account Application, a Telephone
NUMBER. YOU MAY ALSO ACCESS            Transaction Authorization Form, or use your
PERSONAL ACCOUNT INFORMATION AT        telephone transaction privileges, you lose
OUR WEBSITE, AIMINVESTMENTS.COM        certain rights if someone gives fraudulent
                                       or unauthorized instructions to AIS that
                                       result in a loss to you. In gen- eral, if
                                       AIS has followed reasonable procedures, such
                                       as recording telephone in- structions and
                                       sending written transaction confirmations,
                                       AIS is not liable for following telephone
                                       instructions that it believes to be genuine.
                                       Therefore, you have the risk of loss due to
                                       unauthorized or fraudulent instructions.


     IRAs and Other Retirement Plans. Shares of any of any AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.





Redeeming Shares



     REDEMPTION FEE


     You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:



    AIM Asia Pacific Growth Fund        AIM Global Real Estate Fund
    AIM Developing Markets Fund         AIM High Yield Fund
    AIM European Growth Fund            AIM International Core Equity Fund
    AIM European Small Company Fund     AIM International Growth Fund
    AIM Global Aggressive Growth Fund   AIM International Small Company
                                          Fund
    AIM Global Equity Fund              AIM S&P 500 Index Fund
    AIM Global Growth Fund              AIM Trimark Fund
    AIM Global Value Fund



     The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.



     The 2% redemption fee generally will not be charged on transactions involving the following:



       (1)total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;


       (2)total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;


       (3)total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;


       (4)total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

       (5)total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;


       (6)total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;


       (7)total or partial redemption of shares acquired through investment of dividends and other distributions; or


       (8)redemptions initiated by a fund.



     The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.



     Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.



     The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.



     Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.



     HOW TO REDEEM SHARES



------------------------------------------------------------------------------
Through a Financial Advisor Contact your financial advisor.

                            Redemption proceeds will be sent in accordance
                            with the wire instructions specified in the
                            account applica-tion provided to the transfer
                            agent. The transfer agent must receive your
                            financial intermediary's call before the close of
                            the customary trading session of the New York
                            Stock Exchange (NYSE) on days the NYSE is open
                            for business in order to effect the redemption at
                            that day's closing price.
By Telephone                A person who has been authorized in the account
                            application to effect transactions may make
                            redemptions by telephone. You must call the
                            transfer agent before the close of the customary
                            trading session of the NYSE on days the NYSE is
                            open for business in order to effect the
                            redemption at that day's closing price.
------------------------------------------------------------------------------



     TIMING AND METHOD OF PAYMENT


     We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.



     REDEMPTION BY TELEPHONE


     If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.



     REDEMPTIONS IN KIND


     Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).



     REDEMPTIONS BY THE FUNDS


     If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

     Taxes                          [GRAPHIC]


     In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.



     Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.



     The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.


     Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.


     Dividends And Capital Gain Dist[rGiRbAuPtHiIoCn]s


     The fund earns ordinary or investment income primarily from dividends and interest on its investments. The fund expects to distribute substantially all of this investment income, less fund expenses, to shareholders annually. The fund can make distributions at other times, if it chooses to do so.



     The fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the fund has a net realized capital gain. Net realized capital gain, if any, is distributed to shareholders at least annually, usually in December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.



NET INVESTMENT INCOME AND NET     Under present federal income tax laws, capital
REALIZED CAPITAL GAINS IF ANY ARE gains may be taxable at different rates,
DISTRIBUTED TO SHAREHOLDERS AT    depend-ing on how long the fund has held the
LEAST ANNUALLY. DISTRIBUTIONS ARE underlying investment. Short-term capital gains
TAXABLE WHETHER REINVESTED IN     which are derived from the sale of assets held
ADDITIONAL SHARES OR PAID TO YOU  one year or less are taxed as ordinary income.
IN CASH (EXCEPT FOR TAX-EXEMPT    Long-term capital gains which are derived from
ACCOUNTS).                        the sale of assets held for more than one year
                                  are taxed at up to the maximum capital gains
                                  rate, currently 15% for individuals.

                                  The fund's daily NAV reflects all ordinary income
                                  and realized capital gains that have not yet been
                                  distributed to shareholders. Therefore, the
                                  fund's NAV will drop by the amount of a
                                  dis-tribution, net of market fluctuations, on the
                                  day the distribution is declared. If you buy
                                  shares of the fund just before a distribution is
                                  declared, you may wind up "buying a distribution."


     This means that if the fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the fund will be increased to the extent such distributions are reinvested in the fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss at the time of sale. Instead, the loss will be deferred to a later date.



     Dividends and capital gain distributions paid by the fund are automatically reinvested in additional fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in the same share class of another AIM fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the fund for the past five fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the annual percentage that an investor would have earned (or lost) on an investment in an Institutional Class share of the fund (assuming reinvestment of all dividends and distributions). This
information has been audited by [            ] independent Registered Public
Accounting Firm, whose report, along with the financial statements, is included in the fund's 2005 Annual Report to Shareholders. This report is available without charge by contacting AIS at the address or telephone number on the back cover of this Prospectus.



                                                                    YEAR ENDED MARCH 31
------------------------------------------------------------------------------------------------
                                                             2005    2004   2003   2002   2001
INSTITUTIONAL CLASS
Net Asset Value -- Beginning of Period
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (loss)
Net Gains (Losses) on Securities
 (Both Realized and Unrealized)
------------------------------------------------------------------------------------------------
Total from Investment Operations
------------------------------------------------------------------------------------------------
Less Distributions from Net Realized Gains
------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period
================================================================================================

TOTAL RETURN

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s Omitted)
Ratio of Expenses to Average Net Assets
Ratio of Net Investment Income (Loss) to Average Net Assets
Portfolio Turnover Rate



[/(a)/Calculated using average shares outstanding.

/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

/(c)/Ratios are based on average daily net assets of [$          ].

/(d)/Annualized.

/(e)/Not annualized for periods less than one year.]

Obtaining Additional Information

--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.



If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc. P. O. Box 4739 Houston, TX 77210-4739 or





                 By Telephone:    (800) 659-1005

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses SAI annual or
                                  semiannual reports via our
                                  website:
                                  http://www.aiminvestments.com


You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website
(http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.



  AIM Technology Fund


  SEC 1940 Act file number: 811-3826







The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.



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
AIMinvestments.com             [LOGO]

                   I-TEC-PRO-2 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                       STATEMENT OF ADDITIONAL INFORMATION


                                AIM SECTOR FUNDS

                               dated July 29, 2005

             AIM Energy Fund - Investor Class, Class A, B, C, and K
       AIM Financial Services Fund - Investor Class, Class A, B, C, and K
     AIM Gold & Precious Metals Fund - Investor Class and Class A, B, and C
         AIM Health Sciences Fund - Investor Class, Class A, B, C, and K
             AIM Leisure Fund - Investor Class, Class A, B, C, and K
 AIM Technology Fund - Investor Class, Institutional Class, Class A, B, C, and K
             AIM Utilities Fund - Investor Class, Class A, B, and C


Address:                                                  Mailing Address:

11 Greenway Plaza, Suite 100,                             P. O. Box 4739,
Houston, TX 77046                                         Houston, TX 77210-4739

                                   Telephone:
                           In continental U.S., call:
                                 1-800-347-4246



--------------------------------------------------------------------------------

A Prospectus for the Investor Class, Class A, B, C, and, if applicable, Class K shares of AIM Energy, AIM Financial Services, AIM Gold & Precious Metals, AIM Health Sciences, AIM Leisure, AIM Technology, and AIM Utilities Funds (individually, a "Fund" and collectively, the "Funds") and a Prospectus for the Institutional Class shares of AIM Technology Fund, each dated July 29, 2005, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The
Prospectus (except for Institutional Class), SAI, annual, and semiannual reports of the Investor Class, Institutional Class, Class A, B, C, and K shares of the Funds are also available through the AIM website at www.aiminvestments.com.

                                Table of Contents


General Information About the Trust............................................3
Investments, Policies, and Risks...............................................4
Investment Restrictions.......................................................22
Management of the Funds.......................................................27
Trustees and Officers of the Trust............................................36
Code of Ethics................................................................52
Proxy Voting Policies and Procedures..........................................52
Control Persons and Principal Holders of Securities...........................53
Distribution of Securities....................................................53
Purchase, Redemption and Pricing of Shares....................................60
Other Service Providers.......................................................81
Brokerage Allocation and Other Practices......................................82
Tax Consequences of Owning Shares of a Fund...................................85
Performance...................................................................88
Settled Enforcement Actions and Investigations Related to Market Timing.......96
Regulatory Inquiries and Pending Litigation...................................97
APPENDICES:
Ratings of Debt Securities...................................................A-1
Examples of Persons to Whom AIM Provides Non-Public Portfolio Holdings on
   an Ongoing Basis..........................................................B-1
Portfolio Managers...........................................................C-1
Trustees and Officers........................................................D-1
Trustee Compensation Table...................................................E-1
Proxy Voting Policies and Procedures.........................................F-1
Control Persons and Principal Holders of Securities..........................G-1
Regulatory Inquiries and Pending Litigation..................................H-1
Financial Statements..........................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

AIM Sector Funds (the "Trust") was organized as a Delaware statutory trust on July 24, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, each series portfolio of INVESCO Sector Funds, Inc. was redomesticated as a new series of the Trust on November 20, 2003. INVESCO Sector Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Strategic Portfolios, Inc. on August 10, 1983. On October 29, 1998, the name of the Company was changed to INVESCO Sector Funds, Inc. On October 31, 1999, the Company changed its fiscal year end to March 31. On October 1, 2003, the name of the Company was changed to AIM Sector Funds, Inc. On October 15, 2004, INVESCO Energy Fund, INVESCO Financial Services Fund, INVESCO Gold & Precious Metals Fund, INVESCO Health Sciences Fund, INVESCO Leisure Fund, INVESCO Technology Fund and INVESCO Utilities Fund changed their names to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund, respectively.

The Trust is an open-end, diversified, management investment company currently consisting of seven Funds: AIM Energy Fund - Investor Class, Class A, B, C, and K; AIM Financial Services Fund - Investor Class, Class A, B, C, and K; AIM Gold & Precious Metals Fund - Investor Class, Class A, B, and C; AIM Health Sciences Fund - Investor Class, Class A, B, C, and K; AIM Leisure Fund - Investor Class, Class A, B, C, and K; AIM Technology Fund - Investor Class, Institutional Class, Class A, B, C, and K; and AIM Utilities Fund - Investor Class, Class A, B, and C (each a "Fund" and collectively, the "Funds"). Additional funds and classes may be offered in the future.


"Open-end" means that each Fund may issue an indefinite number of shares which are continuously offered and which may be redeemed at net asset value ("NAV"). A "management" investment company actively buys and sells securities for each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

Shares of Beneficial Interest

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of each Fund.

Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.


A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges, and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, conversion features, if any, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class A, B, C, and K shares will differ. All shares of a fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The Board of Trustees of the Trust (the "Board") has the authority to designate additional classes of beneficial interest without seeking the approval of shareholders.


Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Agreement and Declaration of Trust, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940 as amended, (the "1940 Act").

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board.


Share Certificates. Shareholders of the Fund do not have the right to demand or require the Trust to issue share certificates.


                         INVESTMENTS, POLICIES AND RISKS


The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs and EDRs -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except that they are typically issued by European banks or trust companies.

Certificates of Deposit in Foreign Banks and U.S. Branches of Foreign Banks -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Board. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

Commercial Paper -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. AIM will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

Debt Securities -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's at the time of purchase. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, AIM will limit Fund investments to debt securities which AIM believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, AIM attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.


The Funds expect that most emerging country debt securities in which they invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

Domestic Bank Obligations -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, Eurodollar CDs and banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

Equity Securities -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

Eurobonds and Yankee Bonds -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

Foreign Securities -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S.

companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.


Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

Futures, Options, and Other Financial Instruments


General. AIM may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.


Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."


In addition to the instruments and strategies described below, AIM may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.


(1) Financial Instruments may increase the volatility of a Fund. If AIM employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.


(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.


(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because AIM projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.


(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting

("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlying security and the purchase of put options can serve as a hedge against a price decline of the underlying security. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.


In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If AIM wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If AIM wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.


At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.


Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, AIM may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.


Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which AIM believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.


The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if AIM anticipates that there will be a positive correlation between the two currencies.


The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers, and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as AIM anticipates. There is no assurance that AIM's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.


The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors, and Collars. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.


Gold Bullion -- AIM Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the former states of the Soviet Union. Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. AIM Gold & Precious Metals Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold & Precious Metals Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.


HOLDRs -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Illiquid Securities -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

Initial Public Offerings ("IPOs") -- The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Funds may realize taxable gains they will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.


Interfund Borrowing and Lending Program -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from other funds advised by AIM (the "AIM Funds"). A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

Investment Company Securities -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by AIM and its affiliates (pursuant to an exemptive order dated June 9, 1999) that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions: (i) A Fund may not invest more than 10% of its total assets in securities issued by other investment companies; (ii) A Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) and A Fund may not purchase more than 3% of the total outstanding voting stock of another investment company.


Mortgage-Backed Securities -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.


Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. AIM will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.


Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Government National Mortgage Association (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

Federal National Mortgage Association (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance Companies, Mortgage Bankers, and Other Secondary Market Issuers. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Collateralized Mortgage Obligations (CMOs). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Real Estate Investment Trusts - To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

Repurchase Agreements -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by a Fund's custodian bank until the repurchase agreement is completed.


The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by AIM. AIM must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.


As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.


Rule 144A Securities -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given Rule 144A Security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Board has given AIM the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.


Securities Lending -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When a Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Board. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit a Fund to reestablish its position by making a comparable investment due to changes in market conditions or a Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").


AIM provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the Board with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary.

The Funds rely on an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have AIM or an affiliate of AIM as an investment advisor.


Sovereign Debt -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then-current relationship with the International Monetary Fund, and its then-current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

Unseasoned Issuers -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. Government Securities -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as GNMA Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.


Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when AIM is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.


When-Issued/Delayed Delivery -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     4.   issue senior securities, except as permitted under the 1940 Act;

     5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;


     6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments. This restriction shall not prevent AIM Gold & Precious Metals Fund from investing in gold bullion;


     7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


     8. purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry; provided however, that (i) AIM Energy Fund will invest 25% or more of its assets in one or more energy-related industries; (ii) AIM Financial Services Fund will invest 25% or more of its assets in one or more financial services-related industries; (iii) AIM Gold & Precious Metals Fund will invest 25% or more of its assets in one or more gold and precious metals-related industries; (iv) AIM Health Sciences Fund will invest 25% or more of its assets in one or more health care-related industries; (v) AIM Leisure Fund will invest 25% or more of its assets in one or more leisure-related industries; (vi) AIM Technology Fund will invest 25% or more of its assets in one or more technology-related industries; and (vii) AIM Utilities Fund will invest 25% or more of its assets in one or more utilities-related industries; or

     9. each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AIM or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.


In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
          (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.


     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by AIM or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (3)).


     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.


     E. AIM Gold & Precious Metals Fund may invest up to 10% at the time of purchase of its total assets in gold bullion.


     F. With respect to fundamental restriction (8) above, (i) energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and innovative energy technology companies; (ii) financial services-related industries include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies; (iii) gold and precious metals-related industries include, but are not limited to, those involved in exploring for, mining, processing, or dealing and investing in gold, gold bullion, silver, platinum, palladium, and diamonds; (iv) health sciences-related industries include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies; (v) leisure-related industries include, but are not limited to, hotels/gaming, publishing, advertising, beverages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys; (vi) real estate-related industries include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry;
          (vii) technology-related industries include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology; and (viii) utilities-related industries include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance and wireless.

     G. The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

In addition, with respect to a Fund that may invest in municipal securities, the following non-fundamental policy applies, which may be changed without shareholder approval:

          Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.


Policies and Procedures for Disclosure of Fund Holdings

          The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.

          Public release of portfolio holdings. The Funds disclose the following portfolio holdings information on www.aiminvestments.com/1/:



------------------------------------------------------------------------------------------------------------
                                        Approximate Date of Website           Information Remains Posted
           Information                            Posting                             on Website
------------------------------------------------------------------------------------------------------------
Top ten holdings as of month end    15 days after month end               Until replaced with the  following
                                                                          month's top ten holdings
------------------------------------------------------------------------------------------------------------
Select holdings included in         29 days after calendar quarter end    Until replaced with the following
quarterly Fund Performance                                                quarter's Fund Performance
Updates and Performance and                                               Updates and Performance and
Commentaries                                                              Commentaries
------------------------------------------------------------------------------------------------------------
Complete portfolio holdings as of   30 days after calendar quarter end    For one year
calendar quarter end
------------------------------------------------------------------------------------------------------------
Complete portfolio holdings as of   60-70 days after fiscal quarter end   For one year
fiscal quarter end
------------------------------------------------------------------------------------------------------------



          These holdings are listed along with the percentage of the Fund's net assets they represent. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

          Selective disclosure of portfolio holdings pursuant to non-disclosure agreement. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

          The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1)


----------


/1/ To locate a Fund's portfolio holdings information, access the Fund's overview page on the website. Links to the Fund's holdings are located in the upper right side of this website page.

overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or her designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.

          AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

          .    Attorneys and accountants;
          .    Securities lending agents;
          .    Lenders to the AIM Funds;
          .    Rating and rankings agencies;
          .    Persons assisting in the voting of proxies;
          .    AIM Funds' custodians;
          .    The AIM Funds' transfer agent(s) (in the event of a redemption in kind);
          .    Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds'
               operations (to determine the price of securities held by an AIM
               Fund);
          .    Financial printers;
          .    Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and
          .    Analysts hired to perform research and analysis to the AIM Funds'
               portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

          AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

          AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

          Disclosure of certain portfolio holdings and related information without non-disclosure agreement. AIM and its affiliates that provide services to the Funds, and the Funds' subadvisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.

          From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

          From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

          Disclosure of portfolio holdings by traders. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

          Disclosure of portfolio holdings of other AIM-manager products. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

          AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on http://www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.


                             MANAGEMENT OF THE FUNDS


The Investment Advisor

AIM is the investment advisor for each Fund. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("IFG") served as the investment advisor.

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.


AIM and AIM Management are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $375 billion in assets under management as of March 31, 2005.


Investment Advisory Agreement


As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Funds. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.


AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Master Investment Advisory Agreement provides that the Funds will pay or cause to be paid all expenses of the Funds not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates indicated in the second column below, based on the average daily net assets of the Fund during the year:



-------------------------------------------------------------------------------------------------------------------
                                                                                                   Maximum Advisory
                                                                                                       Fee Rates
                                     Annual Rate/Net Asset Per          Maximum Advisory Fee        Committed Until
            Fund Name                    Advisory Agreement          Rate After January 1, 2005          Date
-------------------------------------------------------------------------------------------------------------------
AIM Energy Fund                    0.75% of the first $350M        0.75% of the first $250M        June 30, 2006
                                   0.65% of the next $350M         0.74% of the next $250M
                                   0.55% of the next $1.3B         0.73% of the next $500M
                                   0.45% of the next $2B           0.72% of the next $1.5B
                                   0.40% of the next $2B           0.71% of the next $2.5B
                                   0.375% of the next $2B          0.70% of the next $2.5B
                                   0.35% of the excess over $10B   0.69% of the next $2.5B
                                                                   0.68% of the excess over $10B
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                   Maximum Advisory
                                                                                                       Fee Rates
                                     Annual Rate/Net Asset Per          Maximum Advisory Fee        Committed Until
            Fund Name                    Advisory Agreement          Rate After January 1, 2005          Date
-------------------------------------------------------------------------------------------------------------------
AIM Financial Services Fund,       0.75% of first $350 M           0.75% of the first $250M        June 30, 2006
AIM Gold & Precious Metals Fund,   0.65% of next $350 M            0.74% of the next $250M
AIM Health Sciences Fund,          0.55% of next $1.3 B            0.73% of the next $500M
AIM Leisure Fund,                  0.45% of next $2 B              0.72% of the next $1.5B
AIM Technology Fund and            0.40% of next $2 B              0.71% of the next $2.5B
AIM Utilities Fund                 0.375% of next $2 B             0.70% of the next $2.5B
                                   0.35% of amount over $8 B       0.69% of the next $2.5B
                                                                   0.68% of the excess over $10B
-------------------------------------------------------------------------------------------------------------------



The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the fiscal years ended March 31, 2004 and 2005 are as follows:



---------------------------------------------------------------------------------------------------------------
           Fund Name                           March 31, 2005                        March 31, 2004
---------------------------------------------------------------------------------------------------------------
                                  Management   Management       Net       Management   Management       Net
                                      Fee          Fee      Management        Fee          Fee       Management
                                    Payable      Waivers     Fee Paid       Payable      Waivers      Fee Paid
---------------------------------------------------------------------------------------------------------------
AIM Energy Fund                   $            $            $            $ 1,961,154     $1,139     $ 1,960,015
---------------------------------------------------------------------------------------------------------------
AIM Financial Services Fund       $            $            $            $ 6,269,673     $1,618     $ 6,268,055
---------------------------------------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund   $            $            $            $   977,792     $  313     $   977,479
---------------------------------------------------------------------------------------------------------------
AIM Health Sciences Fund          $            $            $            $ 6,856,814     $2,133     $ 6,854,681
---------------------------------------------------------------------------------------------------------------
AIM Leisure Fund                  $            $            $            $ 5,662,406     $3,101     $ 5,659,305
---------------------------------------------------------------------------------------------------------------
AIM Technology Fund               $            $            $            $15,105,891     $    0     $15,105,891
---------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                $            $            $            $   952,940     $  139     $   952,801
---------------------------------------------------------------------------------------------------------------



Prior to November 25, 2003, IFG served as investment advisor to the Funds. During the period ended March 31, 2003, the Funds paid IFG advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown below, so that a Fund's fees were not in excess of the expense limitations shown, which were voluntarily agreed to by the Company and IFG. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                    Advisory     Total Expense   Total Expense
                                  Fee Dollars   Reimbursements    Limitations
                                  -----------   --------------   -------------
Investor Class
AIM Energy Fund
Year Ended March 31, 2003          2,050,307            N/A          N/A
AIM Financial Services Fund
Year Ended March 31, 2003          6,122,659            N/A          N/A
AIM Gold & Precious Metals Fund
Year Ended March 31, 2003            835,712            N/A          N/A
AIM Health Sciences Fund
Year Ended March 31, 2003          7,222,357            N/A          N/A
AIM Leisure Fund
Year Ended March 31, 2003          4,325,688            N/A          N/A
AIM Technology Fund
Year Ended March 31, 2003          6,450,728            N/A          N/A
AIM Utilities Fund
Year Ended March 31, 2003            655,934        526,139         1.30%
Institutional Class
AIM Technology Fund
Year Ended March 31, 2003          5,032,432              0         1.15%/1/
Class A
AIM Energy Fund
Year Ended March 31, 2003             47,926              0         1.65%/2/
AIM Financial Services Fund
Year Ended March 31, 2003             20,833          3,917         1.40%/3/
AIM Gold & Precious Metals Fund
Year Ended March 31, 2003             11,649            431         2.10%/4/
AIM Health Sciences Fund
Year Ended March 31, 2003              9,687          6,829         1.40%/3/
AIM Leisure Fund
Year Ended March 31, 2003            119,744              0         1.50%/5/
AIM Technology Fund
Year Ended March 31, 2003             12,982            818         1.50%/5/

                                   Advisory      Total Expense   Total Expense
                                  Fee Dollars   Reimbursements    Limitations
                                  -----------   --------------   -------------
AIM Utilities Fund
Year Ended March 31, 2003             2,533           1,095        1.40%/6/
Class B
AIM Energy Fund
Year Ended March 31, 2003             5,555             582        2.30%/7/
AIM Financial Services Fund
Year Ended March 31, 2003             4,450           2,056        2.05%/8/
AIM Gold & Precious Metals Fund
Year Ended March 31, 2003             6,563               0        2.75%/9/
AIM Health Sciences Fund
Year Ended March 31, 2003             2,401           1,648        2.05%/10/
AIM Leisure Fund
Year Ended March 31, 2003            36,036           4,408        2.15%/11/
AIM Technology Fund
Year Ended March 31, 2003             1,084           1,027        2.15%/12/
AIM Utilities Fund
Year Ended March 31, 2003             1,296             943        2.05%/10/
Class C
AIM Energy Fund
Year Ended March 31, 2003            75,869          20,103        2.30%/13/
AIM Financial Services Fund
Year Ended March 31, 2003            85,164               0        2.75%/13/
AIM Gold & Precious Metals Fund
Year Ended March 31, 2003            18,502               0        2.75%/13/
AIM Health Sciences Fund
Year Ended March 31, 2003            53,017          37,750        2.75%/13/
AIM Leisure Fund
Year Ended March 31, 2003           123,328               0        2.75%/13/
AIM Technology Fund
Year Ended March 31, 2003            47,458         100,306        2.15%/13/

                                   Advisory      Total Expense   Total Expense
                                  Fee Dollars   Reimbursements    Limitations
                                  -----------   --------------   -------------
AIM Utilities Fund
Year Ended March 31, 2003             7,076          15,628        2.05%
Class K
AIM Energy Fund
Year Ended March 31, 2003             1,034           4,502        1.75%/13/
AIM Financial Services Fund
Year Ended March 31, 2003             7,688           3,997        1.50%/13/
AIM Health Sciences Fund
Year Ended March 31, 2003            13,857               0        2.20%/13/
AIM Leisure Fund
Year Ended March 31, 2003           428,717         209,552        2.20%/13/
AIM Technology Fund
Year Ended March 31, 2003           128,789         130,850        2.20%/13/


/1/  1.15% as of August 1, 2002. 0.95% prior to August 1, 2002.
/2/  1.65% as of August 1, 2002. 2.00% prior to August 1, 2002.
/3/  1.40% as of August 1, 2002. 2.00% prior to August 1, 2002.
/4/  2.10% as of August 1, 2002. 2.65% prior to August 1, 2002.
/5/  1.50% as of August 1, 2002. 2.25% prior to August 1, 2002.
/6/  1.40% as of August 1, 2002. 1.70% prior to August 1, 2002.
/7/  2.30% as of August 1, 2002. 2.60% prior to August 1, 2002.
/8/  2.05% as of August 1, 2002. 2.40% prior to August 1, 2002.
/9/  2.75% as of August 1, 2002. 3.00% prior to August 1, 2002.
/10/ 2.05% as of August 1, 2002. 2.50% prior to August 1, 2002.
/11/ 2.15% as of August 1, 2002. 3.00% prior to August 1, 2002.
/12/ 2.15% as of August 1, 2002. 2.70% prior to August 1, 2002.
/13/ Effective August 1, 2002.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and a Fund.

AIM has voluntarily agreed to waive a portion of advisory fees payable by the Funds. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of a Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "INVESTMENTS, POLICIES, AND RISKS
- Other Investment Company Securities."


AIM has contractually agreed each to waive advisory fees or reimburse expenses to the extent necessary to limit the Funds' Total Annual Fund Operating Expenses (excluding certain items each discussed below) to 1.90%, 2.00%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, as applicable, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;

(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Funds' day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Funds' Board of Trustees;
(v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; (vi) expenses that the Funds' have incurred but did not actually pay because of an expense offset arrangement; and (vii) Rule 12b-1 fees. Currently, the only expense offset arrangements from which the Funds benefits are in the form of credits that each Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each Fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.


Securities Lending Arrangements. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.


Portfolio Managers

Appendix C contains the following information regarding the portfolio managers identified in each Fund's prospectus:

..    The dollar range of the manager's investments in each Fund.

..    A description of the manager's compensation structure.

..    Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.


Administrative Services Agreement


AIM and the Trust have entered into a Master Administrative Services Agreement pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Master Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Master Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

Administrative Services Fees


IFG delegated its duties as administrator of the Funds to AIM pursuant to an agreement dated August 12, 2003.

The Funds paid AIM the following amounts for administrative services for the fiscal years ended March 31, 2004 and 2005.



-----------------------------------------------------------------
Fund Name                         March 31, 2005   March 31, 2004
-----------------------------------------------------------------
AIM Energy Fund                                      $  127,669
-----------------------------------------------------------------
AIM Financial Services Fund                             437,064
-----------------------------------------------------------------
AIM Gold & Precious Metals Fund                          68,668
-----------------------------------------------------------------
AIM Health Sciences Fund                                485,103
-----------------------------------------------------------------
AIM Leisure Fund                                        387,379
-----------------------------------------------------------------
AIM Technology Fund                                   1,215,589
-----------------------------------------------------------------
AIM Utilities Fund                                       67,176
-----------------------------------------------------------------



During the period ended March 31, 2003, each Fund paid the following fees to IFG, if applicable, prior to the voluntary absorption of the Fund expenses by IFG. The fees were allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, IFG had contractually obligated itself to waive fees and bear expenses that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, and 2.75% for each of Class B and Class C shares.



                              Administrative
Investor Class                   Services
--------------                --------------
Energy Fund
Year Ended March 31, 2003        $132,659
Financial Services Fund
Year Ended March 31, 2003        $426,493
Gold & Precious Metals Fund
Year Ended March 31, 2003        $ 59,722
Health Sciences Fund
Year Ended March 31, 2003        $515,834
Leisure Fund
Year Ended March 31, 2003        $289,940
Technology Fund
Year Ended March 31, 2003        $493,538
Utilities Fund
Year Ended March 31, 2003        $ 49,190
Institutional Class
Technology Fund
Year Ended March 31, 2003        $384,676

Class A
Energy Fund
Year Ended March 31, 2003        $  3,111
Financial Services Fund
Year Ended March 31, 2003        $  1,436
Gold & Precious Metals Fund
Year Ended March 31, 2003        $    832
Health Sciences Fund
Year Ended March 31, 2003        $    688
Leisure Fund
Year Ended March 31, 2003        $  7,971
Technology Fund
Year Ended March 31, 2003        $    976
Utilities Fund
Year Ended March 31, 2003        $    192
Class B
Energy Fund
Year Ended March 31, 2003        $    361
Financial Services Fund
Year Ended March 31, 2003        $    307
Gold & Precious Metals Fund
Year Ended March 31, 2003        $    471
Health Sciences Fund
Year Ended March 31, 2003        $    170
Leisure Fund
Year Ended March 31, 2003        $  2,397
Technology Fund
Year Ended March 31, 2003        $     81
Utilities Fund
Year Ended March 31, 2003        $     98
Class C
Energy Fund
Year Ended March 31, 2003        $  4,911
Financial Services Fund
Year Ended March 31, 2003        $  5,932
Gold & Precious Metals Fund
Year Ended March 31, 2003        $  1,321
Health Sciences Fund
Year Ended March 31, 2003        $  3,791
Leisure Fund
Year Ended March 31, 2003        $  8,252
Technology Fund
Year Ended March 31, 2003        $  3,639

Utilities Fund
Year Ended March 31, 2003        $    530
Class K
Energy Fund
Year Ended March 31, 2003        $     67
Financial Services Fund
Year Ended March 31, 2003        $    533
Health Sciences Fund
Year Ended March 31, 2003        $    988
Leisure Fund
Year Ended March 31, 2003        $ 28,689
Technology Fund
Year Ended March 31, 2003        $  9,805


                       TRUSTEES AND OFFICERS OF THE TRUST

Board of Trustees

The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

Management Information


The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix D.

The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee.

The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent auditor's qualifications, independence and performance; (ii) appoint independent auditors for the Funds; (iii) to the extent required by Section 10A(h) and (i) of the Exchange Act, to pre-approve all permissible non-audit services that are provided to Funds by their independent auditors; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent auditors to the Funds' investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Funds; (vi) the extent required by Regulation 14A under the Exchange Act, to prepare an audit committee report for inclusion in any proxy statement issued by a Fund; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended March 31, 2005, the Audit Committee held [nine] meetings.

The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief

Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and IFG; (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended March 31, 2005, the Compliance Committee [did not meet].

The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair) and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees,
(b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and other advisers, if any, to the Audit Committee of the Board; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Audit Committee of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended March 31, 2005, the Governance Committee held [six] meetings.


Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review and approve all proposed advisory, sub-advisory and distribution arrangements for the Funds, as well to review and approve the continuance of all such existing arrangements. During the fiscal year ended March 31, 2005, the Investments Committee held [four] meetings.

The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.

The members of the Valuation Committee are Messrs. Bunch, and Pennock (Vice Chair) Soll and Mark Williamson (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended March 31, 2005, the Valuation Committee [did not meet].

The members of the Special Market Timing Litigation Committee are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended March 31, 2005, the Special Market Timing

Litigation Committee deems to be full restitution. During the fiscal year ended March 31, 2005, the Special Market Timing Litigation Committee held [three] meetings.


Trustee Ownership of Fund Shares


The dollar range of equity securities beneficially owned by each trustee (i) in the Fund's and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix D.

Factors Considered in Approving the Investment Advisory Agreement

The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund by the Board at a meeting held on June [ ], 2005. In evaluating the
                                                  --
fairness and reasonableness of each Advisory Agreement, the Board considered a variety of factors for each Fund, as applicable, including the following:

          . The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.

          . The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided to each Fund by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of each Advisory Agreement.

     .    The performance of each Fund relative to comparable funds.

          . The Board reviewed the performance of AIM Energy Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Energy Fund. The Board noted that AIM Energy Fund's performance for the one and five year periods was at or above the median performance of such comparable funds and below such median performance for the three year period. The Board also noted that AIM began serving as investment advisor to AIM Energy Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Energy Fund and that it was not necessary to change AIM Energy Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Financial Services Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Financial Services Fund. The Board noted that AIM Financial Services Fund's performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to AIM Financial Services Fund in November 2003. The Board noted that AIM has acknowledged that AIM Financial Services Fund continues to require a long-term solution to its under-performance, and that management is continuing to closely monitor the performance of AIM Financial Services Fund and analyze various possible long-term solutions. Based on this review, the Board concluded that no changes should be made to AIM Financial Services Fund and that it was not necessary to change AIM Financial Services Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Gold & Precious Metals Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Gold & Precious Metals Fund. The Board noted that AIM Gold & Precious Metals Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. The Board also noted AIM began serving as investment advisor to AIM Gold & Precious Metals Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Gold & Precious Metals Fund and that it was not necessary to change AIM Gold & Precious Metals Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Health Sciences Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Health Sciences Fund. The Board noted that AIM Health Sciences Fund's performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to AIM Health Sciences Fund in November 2003. The Board also noted that AIM Health Sciences Fund is a target fund in a proposed fund merger that has been approved by the Board and, if approved by shareholders, will be consummated on or around July 1, 2005. In that regard, the Board noted that they had previously reviewed the projected advisory and non-advisory fees and expenses, including expense limitations and fee waivers, if any, and the performance of the surviving fund in this merger. Based on this review, the Board concluded that no changes should be made to AIM Health Sciences Fund and that it was not necessary to change AIM Health Sciences Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Leisure Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Leisure Fund. The Board noted that AIM Leisure Fund's performance for the one and three year periods was below the median performance of such comparable funds and above such median performance for the five year period. The Board also noted that AIM began serving as investment advisor to AIM Leisure Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Leisure Fund and that it was not necessary to change AIM Leisure Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Technology Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Technology Fund. The Board noted that AIM Technology Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. The Board also noted that AIM began serving as investment advisor to AIM Technology Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Technology Fund and that it was not necessary to change AIM Technology Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Utilities Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of AIM Utilities Fund. The Board noted that AIM Utilities Fund's performance for the three and five year periods was below the median performance of such comparable funds and above such median performance for the one year period. The Board also noted that AIM began serving as investment advisor to AIM

               Utilities Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Utilities Fund and that it was not necessary to change AIM Utilities Fund's portfolio management team at this time.

     .    The performance of each Fund relative to indices.

          . The Board reviewed the performance of AIM Energy Fund during the past one, three and five calendar year against the performance of the Lipper Natural Resources Fund Index. The Board noted that AIM Energy Fund's performance for the one and three year periods was comparable to the performance of such Index and above such Index for the five year period. The Board also noted that AIM began serving as investment advisor to AIM Energy Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Energy Fund and that it was not necessary to change AIM Energy Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Financial Services Fund during the past one, three and five calendar years against the performance of the Lipper Financial Services AIM Energy Fund Index. The Board noted that AIM Financial Services Fund's performance in such periods was below the performance of such Index. The Board also noted that AIM began serving as investment advisor to AIM Financial Services Fund in November 2003. The Board noted that AIM has acknowledged that AIM Financial Services Fund continues to require a long-term solution to its under-performance, and that management is continuing to closely monitor the performance of AIM Financial Services Fund and analyze various possible long-term solutions. Based on this review, the Board concluded that no changes should be made to AIM Financial Services Fund and that it was not necessary to change AIM Financial Services Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Gold & Precious Metals Fund during the past one, three and five calendar years against the performance of the Lipper Gold Fund Index. The Board noted that AIM Gold & Precious Metals Fund's performance for the three and five year periods was comparable to the performance of such Index and above such Index for the one year period. The Board also noted that AIM began serving as investment advisor to AIM Gold & Precious Metals Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Gold & Precious Metals Fund and that it was not necessary to change AIM Gold & Precious Metals Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Health Sciences Fund during the past one, three and five calendar years against the performance of the Lipper Health/Biotech Fund Index. The Board noted that AIM Health Sciences Fund's performance in such periods was below the performance of such Index. The Board also noted that AIM began serving as investment adviser to AIM Health Sciences Fund in November 2003. The Board also noted that AIM Health Sciences Fund is a target fund in a proposed fund merger that has been approved by the Board and, if approved by shareholders, will be consummated on or around July 1, 2005. In that regard, the Board noted that they had previously reviewed the projected advisory and non-advisory fees and expenses, including expense limitations and fee waivers, if any, and the performance of the surviving fund in this merger. Based on this review, the Board concluded that no changes should be made to AIM Health Sciences Fund and that it was not necessary to change AIM Health Sciences Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Leisure Fund during the past one and five calendar years against the performance of the S&P 500 Index. The Board noted that AIM Leisure Fund's performance in such periods was above the performance of such Index. The Board also noted that AIM began serving as investment advisor to AIM Leisure Fund in

               November 2003. Based on this review, the Board concluded that no changes should be made to AIM Leisure Fund and that it was not necessary to change AIM Leisure Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Technology Fund during the past one, three and five calendar years against the performance of the Lipper Science & Technology Fund Index. The Board noted that AIM Technology Fund's performance in such periods was below the performance of such Index. The Board also noted that AIM began serving as investment advisor to AIM Technology Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Technology Fund and that it was not necessary to change AIM Technology Fund's portfolio management team at this time.

          . The Board reviewed the performance of AIM Utilities Fund during the past one, three and five calendar years against the performance of the Lipper Utility Fund Index. The Board noted that AIM Utilities Fund's performance for the three and five year periods was below the performance of such Index and comparable to such Index for the one year period. The Board also noted that AIM began serving as investment advisor to AIM Utilities Fund in November 2003. Based on this review, the Board concluded that no changes should be made to AIM Utilities Fund and that it was not necessary to change AIM Utilities Fund's portfolio management team at this time.

     . Meetings with each Fund's portfolio managers and investment personnel. With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under such Fund's Advisory Agreement.

     . Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.

     . Fees relative to those of clients of AIM with comparable investment strategies.

          . The Board reviewed the advisory fee rate for AIM Energy Fund under the Advisory Agreement. The Board noted that this rate was lower than the advisory fee rate for an offshore fund for which an AIM affiliate serves as investment advisor with investment strategies comparable to those of AIM Energy Fund. The Board noted that AIM has agreed to waive advisory fees of AIM Energy Fund and to limit AIM Energy Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Energy Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Financial Services Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the initial advisory fee rate for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of AIM Financial Services Fund, although there were no breakpoints in the advisory fee schedule applicable to the variable insurance fund; and (ii) was higher than the sub-advisory fee rates for an unaffiliated mutual fund for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual fund were higher than the advisory fee rate for AIM Financial Services Fund. The Board noted that AIM has agreed to waive advisory fees of AIM Financial Services Fund and to limit AIM Financial Services Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Financial Services Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Gold & Precious Metals Fund under the Advisory Agreement. The Board noted that this rate was lower than the advisory fee rate for an offshore fund for which an AIM affiliate serves as advisor with investment strategies comparable to those of AIM Gold & Precious Metals Fund. The Board noted that AIM has agreed to waive advisory fees of AIM Gold & Precious Metals Fund and to limit the AIM Gold & Precious Metals Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the AIM Gold & Precious Metals Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Health Sciences Fund under the Advisory Agreement. The Board noted that this rate
               (i) was the same as the initial advisory fee rate for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of AIM Health Sciences Fund, although there were no breakpoints in the advisory fee schedule applicable to the variable insurance fund; (ii) was lower than the advisory fee rate for two offshore funds for which an AIM affiliate serves as advisor with investment strategies comparable to those of AIM Health Sciences Fund; and (iii) was higher than the sub-advisory fee rates for three unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for AIM Health Sciences Fund. The Board noted that AIM has agreed to waive advisory fees of AIM Health Sciences Fund and to limit AIM Health Sciences Fund's total operating expenses, as discussed below. The Board also noted that AIM Health Sciences Fund is a target fund in a proposed fund merger that has been approved by the Board and, if approved by shareholders, will be consummated on or around July 1, 2005. In that regard, the Board noted that they had previously reviewed the projected advisory and non-advisory fees and expenses, including expense limitations and fee waivers, if any, and the performance of the surviving fund in this merger. Based on this review, the Board concluded that the advisory fee rate for AIM Health Sciences Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Leisure Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the initial advisory fee rate for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of AIM Leisure Fund, although there were no breakpoints in the advisory fee schedule applicable to the variable insurance fund; and (ii) was lower than the advisory fee rates for two offshore funds for which an AIM affiliate serves as advisor with investment strategies comparable to those of AIM Leisure Fund. The Board noted that AIM has agreed to waive advisory fees of AIM Leisure Fund and to limit AIM Leisure Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Leisure Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Technology Fund under the Advisory Agreement. The Board noted that this rate (i) was the same as the initial advisory fee rate for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of AIM Technology Fund, although there were no breakpoints in the advisory fee schedule applicable to the variable insurance fund;
               (ii) was lower than the advisory fee rate for four offshore funds for which an AIM affiliate serves as advisor with investment strategies comparable to those of AIM Technology Fund; and (iii) was higher than the sub-advisory fee rates for two unaffiliated mutual funds for which an AIM affiliate serves as sub-advisor, although the total management fees paid by such unaffiliated mutual funds were higher than the advisory fee rate for AIM Technology Fund. The Board noted that AIM has agreed to waive advisory fees of AIM Technology Fund and to limit AIM Technology Fund's total operating expenses, as discussed below.

               Based on this review, the Board concluded that the advisory fee rate for AIM Technology Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Utilities Fund under the Advisory Agreement. The Board noted that this rate was higher than the initial advisory fee rate for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of AIM Utilities Fund, although there were no breakpoints in the advisory fee schedule applicable to the variable insurance fund. The Board noted that AIM has agreed to waive advisory fees of AIM Utilities Fund and to limit AIM Utilities Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Utilities Fund under the Advisory Agreement was fair and reasonable.

     .    Fees relative to those of comparable funds with other advisors.

          . The Board reviewed the advisory fee rate for AIM Energy Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that AIM Energy Fund's rate was above the median rate of the funds advised by other advisors with investment strategies comparable to those of AIM Energy Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of AIM Energy Fund and to limit AIM Energy Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Energy Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Financial Services Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that AIM Financial Services Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of AIM Financial Services Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of AIM Financial Services Fund and to limit AIM Financial Services Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Financial Services Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Gold & Precious Metals Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that AIM Gold & Precious Metals Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of AIM Gold & Precious Metals Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of AIM Gold & Precious Metals Fund and to limit AIM Gold & Precious Metals Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the AIM Gold & Precious Metals Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Health Sciences Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that AIM Health Sciences Fund's rate was at the median rate of the funds advised by other advisors with investment strategies comparable to those of AIM Health Sciences Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of AIM Health Sciences Fund and to limit AIM Health Sciences Fund's total operating expenses, as discussed below. The Board also noted that AIM Health Sciences Fund is a target fund in a proposed fund merger that has been approved by the Board and, if approved by shareholders, will be consummated on or around July 1, 2005. In that regard, the Board noted that they had previously reviewed the projected advisory and non-advisory fees and expenses, including expense limitations and fee waivers, if any, and the performance of the surviving fund in this merger. Based on this review, the Board concluded that the advisory fee rate for AIM Health Sciences Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Leisure Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that AIM Leisure Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of AIM Leisure Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of AIM Leisure Fund and to limit AIM Leisure Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Leisure Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Technology Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that AIM Technology Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of AIM Technology Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of AIM Technology Fund and to limit AIM Technology Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Technology Fund under the Advisory Agreement was fair and reasonable.

          . The Board reviewed the advisory fee rate for AIM Utilities Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that AIM Utilities Fund's rate was comparable to the median rate of the funds advised by other advisors with investment strategies comparable to those of AIM Utilities Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of AIM Utilities Fund and to limit AIM Utilities Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for AIM Utilities Fund under the Advisory Agreement was fair and reasonable.

     .    Expense limitations and fee waivers.

          . The Board noted that AIM has contractually agreed to waive advisory fees of AIM Energy Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Energy Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of AIM Energy Fund through March 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Energy Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of AIM Energy Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Energy Fund that is lower than the contractual agreement. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through March 31, 2006 and the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on AIM Energy Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for AIM Energy Fund were fair and reasonable.

          . The Board noted that AIM has contractually agreed to waive advisory fees of AIM Financial Services Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Financial Services Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of AIM Financial Services Fund through March 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Financial Services Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of AIM Financial Services Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Financial Services Fund that is lower than the contractual agreement. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through March 31, 2006 and the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on AIM Financial Services Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for AIM Financial Services Fund were fair and reasonable.

          . The Board noted that AIM has contractually agreed to waive advisory fees of AIM Gold & Precious Metals Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Gold & Precious Metals Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of AIM Gold & Precious Metals Fund through March 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Gold & Precious Metals Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect through March 31, 2006. The Board considered the effect these fee waivers/expense limitations would have on AIM Gold & Precious Metals Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for AIM Gold & Precious Metals Fund were fair and reasonable.

          . The Board noted that AIM has contractually agreed to waive advisory fees of AIM Health Sciences Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Health Sciences Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of AIM Health Sciences Fund through March 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Health Sciences Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of AIM Health Sciences Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of shares of AIM Health Sciences Fund that is lower than the contractual agreement. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through March 31, 2006 and the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on AIM Health Sciences Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for AIM Health Sciences Fund were fair and reasonable.

          . The Board noted that AIM has contractually agreed to waive advisory fees of AIM Leisure Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Leisure Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of AIM Leisure Fund through March 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Leisure Fund. The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of AIM Leisure Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Leisure Fund that is lower than the contractual agreement. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through March 31, 2006 and the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on AIM Leisure Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for AIM Leisure Fund were fair and reasonable.

          . The Board noted that AIM has contractually agreed to waive advisory fees of AIM Technology Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Technology Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of AIM Technology Fund through March 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Technology Fund (other than Institutional Class shares). The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of AIM Technology Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Technology Fund (including Institutional Class shares) that is lower than the contractual agreement, if applicable. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through March 31, 2006, and the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on AIM Technology Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for AIM Technology Fund were fair and reasonable.

          . The Board noted that AIM has contractually agreed to waive advisory fees of AIM Utilities Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Utilities Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect through June 30, 2006. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of AIM Utilities Fund through March 31, 2006 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Utilities Fund (other than Institutional Class shares). The Board also noted that AIM has voluntarily agreed to waive fees and/or limit expenses of AIM Utilities Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of AIM Utilities Fund (including Institutional Class shares) that is lower than the contractual agreement, if applicable. The Board considered the contractual and voluntary nature of these fee waivers/expense limitations and noted that the contractual agreement remains in effect through March 31, 2006 and the voluntary agreement can be terminated at any time by AIM without further notice to investors. The Board considered the effect these fee waivers/expense limitations would have on AIM Utilities Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for AIM Utilities Fund were fair and reasonable.

     .    Breakpoints and economies of scale.

          . The Board reviewed the structure of AIM Energy Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of AIM Energy Fund's advisory fees, and noted that such fees, as a percentage of AIM Energy Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to AIM Energy Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, AIM Energy Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of AIM Energy Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Energy Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that AIM Energy Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in AIM Energy Fund's advisory fee schedule.

          . The Board reviewed the structure of AIM Financial Services Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of AIM Financial Services Fund's advisory fees, and noted that such fees, as a percentage of AIM Financial Services Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to AIM Financial Services Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, AIM Financial Services Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of AIM Financial Services Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Financial Services Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that AIM Financial Services Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in AIM Financial Services Fund's advisory fee schedule.

          . The Board reviewed the structure of AIM Gold & Precious Metals Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of AIM Gold & Precious Metals Fund's advisory fees, and noted that such fees, as a percentage of AIM Gold & Precious Metals Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to AIM Gold & Precious Metals Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, AIM Gold & Precious Metals Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of AIM Gold & Precious Metals Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Gold & Precious Metals Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the AIM Gold & Precious Metals Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in AIM Gold & Precious Metals Fund's advisory fee schedule.

          . The Board reviewed the structure of AIM Health Sciences Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of

               AIM Health Sciences Fund's advisory fees, and noted that such fees, as a percentage of AIM Health Sciences Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to AIM Health Sciences Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, AIM Health Sciences Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of AIM Health Sciences Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Health Sciences Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that AIM Health Sciences Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in AIM Health Sciences Fund's advisory fee schedule.

          . The Board reviewed the structure of AIM Leisure Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of AIM Leisure Fund's advisory fees, and noted that such fees, as a percentage of AIM Leisure Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to AIM Leisure Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, AIM Leisure Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of AIM Leisure Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Leisure Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that AIM Leisure Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in AIM Leisure Fund's advisory fee schedule.

          . The Board reviewed the structure of AIM Technology Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of AIM Technology Fund's advisory fees, and noted that such fees, as a percentage of AIM Technology Fund's net assets, have decreased as net assets increased because the Advisory Agreement includes breakpoints. The Board noted that, due to AIM Technology Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, AIM Technology Fund has yet to fully benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of AIM Technology Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Technology Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that AIM Technology Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to change the advisory fee breakpoints in AIM Technology Fund's advisory fee schedule.

          . The Board reviewed the structure of AIM Utilities Fund's advisory fee under the Advisory Agreement, noting that it includes six breakpoints. The Board reviewed the level of AIM Utilities Fund's advisory fees, and noted that such fees, as a percentage of AIM Utilities Fund's net assets, would decrease as net assets increase because the Advisory Agreement includes breakpoints. The Board noted that, due to AIM Utilities Fund's current asset levels and the way in which the advisory fee breakpoints have been structured, AIM Utilities Fund has yet to benefit from the breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of AIM Utilities Fund through June 30, 2006 to the extent necessary so that the advisory fees payable by AIM Utilities Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that AIM Utilities Fund's fee levels under the Advisory Agreement therefore would reflect economies of scale at higher asset levels and that it was not necessary to change the advisory fee breakpoints in AIM Utilities Fund's advisory fee schedule.

     . Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

          . Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

          . Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.

          . AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.

          . Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to each Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

          . Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered the fact that AIM, along with the rest of the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause each Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for each Fund.

          After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.


Compensation


Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix E.


Retirement Plan For Trustees

The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


Messrs. Crockett, Dunn, Fields, Frischling, Sklar and Soll and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchases of Class A Shares of the Funds at Net Asset Value


The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involving in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares, Class A3 Shares of Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."


                                 CODE OF ETHICS


AIM, the Trust, with respect to the Funds, and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within The AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

                      PROXY VOTING POLICIES AND PROCEDURES

The Board, with respect to the Funds, has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix F.


Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Fund's proxy voting record.

Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


Information about the ownership of each class of the Funds' shares by beneficial or record owners of the Funds and by trustees and officers as a group is found in Appendix G. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                           DISTRIBUTION OF SECURITIES

Distributor

The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of the shares of the Funds. AIM Distributors became the distributor of the Funds effective July 1, 2003. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and offices of the Trust are affiliated with AIM Distributors.

AIM Distributors bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Trust's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2003, INVESCO Distributors, Inc. ("IDI") was the distributor of the Funds.

The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any class of the Funds.


Total sales charges (front end and CDSCs) paid to AIM Distributors, in connection with the sale of shares of each class of each Fund and the amount retained by AIM Distributors for the fiscal year ended March 31, 2005 are listed in the charts below.

The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal year ended March 31, 2005:



--------------------------------------------------------------------------------
                                                               Sales     Amount
Fund                                                          Charges   Retained
--------------------------------------------------------------------------------
AIM Energy Fund                                               $         $
--------------------------------------------------------------------------------
AIM Financial Services Fund
--------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
--------------------------------------------------------------------------------
AIM Health Sciences Fund
--------------------------------------------------------------------------------
AIM Leisure Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AIM Technology Fund
--------------------------------------------------------------------------------
AIM Utilities Fund
--------------------------------------------------------------------------------



The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C, and Class K shareholders and retained by AIM Distributors for the fiscal year ended March 31, 2005:



--------------------------------------------------------------------------------
                                                       Contingent Deferred Sales
Fund                                                            Charge
--------------------------------------------------------------------------------
AIM Energy Fund                                        $
--------------------------------------------------------------------------------
AIM Financial Services Fund
--------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
--------------------------------------------------------------------------------
AIM Health Sciences Fund
--------------------------------------------------------------------------------
AIM Leisure Fund
--------------------------------------------------------------------------------
AIM Technology Fund
--------------------------------------------------------------------------------
AIM Utilities Fund
--------------------------------------------------------------------------------



Investor Class. The Trust has adopted a reimbursement-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of AIM Technology Fund (the "Reimbursement Investor Class Plan"). Under the Reimbursement Investor Class Plan, Investor Class shares of this Fund pay AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Reimbursement Investor Class Plan for the period, up to a maximum annual rate of 0.25% per annum of the average daily net assets attributable to Investor Class shares. These payments permit AIM Distributors, at its discretion, to engage in certain activities and provide services in connection with the distribution of AIM Technology Fund's Investor Class shares to investors. Payments by AIM Technology Fund under the Reimbursement Investor Class Plan, for any month, may be made to reimburse AIM Distributors for permissible activities engaged in and services provided.

The Trust has adopted a compensation-type Amended and Restated Master Distribution Plan - Investor Class pursuant to Rule 12b-1 under the 1940 Act relating to the Investor Class shares of each Fund other than AIM Technology Fund (the "Compensation Investor Class Plan"). Under the Compensation Investor Class Plan, Investor Class shares of the Funds will make monthly payments to AIM Distributors computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit AIM Distributors, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Funds' Investor Class shares to investors. Payments by a Fund under the Compensation Investor Class Plan, for any month, may be made to compensate AIM Distributors for permissible activities engaged in and services provided.


Class A. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan").

The Class A Plan is designed to compensate AIM Distributors, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payment can also be directed by AIM

Distributors to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class A shares of a Fund.


Except for the AIM Utilities Fund-Class A ("Utilities Fund"), under the Class A Plan, Class A shares of the Funds pay compensation to AIM Distributors at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.


For the Utilities Fund, the Trust under the Class A Plan pays compensation to AIM Distributors at an annual rate of 0.25% per annum of the average daily net assets attributable to the Utilities Fund for the purpose of financing any activity which primarily intended to result in the sale of Class A.

Class B. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Funds and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. Any amount not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The portion of the payments to AIM Distributors under the Class B plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. The Class B Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class B shares of a Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to AIM Distributors following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes AIM Distributors to assign, transfer, or pledge its rights to payments pursuant to the Class B Plan. The contingent deferred sales charge
(CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

Class C. The Trust has adopted an Amended and Restated Master Distribution Plan
- Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation monthly to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered onto service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Class C shares.

AIM Distributors may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to AIM Distributors under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, AIM Distributors will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where AIM Distributors grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by AIM Distributors to the financial intermediary immediately.

Class K (Energy, Financial Services, Health Sciences, Leisure, and Technology Funds). The Trust has adopted an Amended and Restated Master Distribution Plan - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation monthly to AIM Distributors at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

All Plans. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.


A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include AIM-affiliated companies in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with AIM Distributors. Payments will be made by AIM Distributors to financial intermediaries who sell shares of a Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, AIM does not believe that these limitations would affect the ability of such Banks to enter into arrangements with AIM Distributors, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the Banks would no longer invest customer assets in the Funds. Neither the Trust nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by a Fund.


The Funds made payments to AIM Distributors under the Investor Class, Class A, Class B, Class C and, if applicable, Class K Plans during the fiscal year ended March 31, 2005 in the following amounts:



----------------------------------------------------------------------------------
                                  Class A   Class B   Class C   Class K   Investor
             Fund                  Shares    Shares    Shares    Shares     Class
----------------------------------------------------------------------------------
AIM Energy Fund                   $         $         $         $         $
----------------------------------------------------------------------------------
AIM Financial Services Fund
----------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
----------------------------------------------------------------------------------
AIM Health Sciences Fund
----------------------------------------------------------------------------------
AIM Leisure Fund
----------------------------------------------------------------------------------
AIM Technology Fund
----------------------------------------------------------------------------------
AIM Utilities Fund
----------------------------------------------------------------------------------



For the fiscal year ended March 31, 2005, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended March 31, 2005 follows:


------------------------------------------------------------------------------------------------------------------
                                                                                                          Sales
                                                Printing &              Underwriters      Dealer        Personnel
                                  Advertising    Mailing     Seminars   Compensation   Compensation   Compensation
------------------------------------------------------------------------------------------------------------------
AIM Energy Fund                   $             $            $          $              $              $
------------------------------------------------------------------------------------------------------------------
AIM Financial Services Fund
------------------------------------------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
------------------------------------------------------------------------------------------------------------------
AIM Health Sciences Fund
------------------------------------------------------------------------------------------------------------------
AIM Leisure Fund
------------------------------------------------------------------------------------------------------------------
AIM Technology Fund
------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund
------------------------------------------------------------------------------------------------------------------

An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended March 31, 2005 follows:



------------------------------------------------------------------------------------------------------------------
                                                                                                          Sales
                                                Printing &              Underwriters      Dealer        Personnel
                                  Advertising    Mailing     Seminars   Compensation   Compensation   Compensation
------------------------------------------------------------------------------------------------------------------
AIM Energy Fund                   $             $            $          $              $              $
------------------------------------------------------------------------------------------------------------------
AIM Financial Services Fund
------------------------------------------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
------------------------------------------------------------------------------------------------------------------
AIM Health Sciences Fund
------------------------------------------------------------------------------------------------------------------
AIM Leisure Fund
------------------------------------------------------------------------------------------------------------------
AIM Technology Fund
------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund
------------------------------------------------------------------------------------------------------------------



An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended March 31, 2005 follows:



------------------------------------------------------------------------------------------------------------------
                                                                                                          Sales
                                                Printing &              Underwriters      Dealer        Personnel
                                  Advertising    Mailing     Seminars   Compensation   Compensation   Compensation
------------------------------------------------------------------------------------------------------------------
AIM Energy Fund                   $             $            $          $              $              $
------------------------------------------------------------------------------------------------------------------
AIM Financial Services Fund
------------------------------------------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
------------------------------------------------------------------------------------------------------------------
AIM Health Sciences Fund
------------------------------------------------------------------------------------------------------------------
AIM Leisure Fund
------------------------------------------------------------------------------------------------------------------
AIM Technology Fund
------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund
------------------------------------------------------------------------------------------------------------------



An estimate by category of the allocation of actual fees paid by Class K shares of the Funds during the fiscal year ended March 31, 2005 follows:



------------------------------------------------------------------------------------------------------------------
                                                                                                          Sales
                                                Printing &              Underwriters      Dealer        Personnel
                                  Advertising    Mailing     Seminars   Compensation   Compensation   Compensation
------------------------------------------------------------------------------------------------------------------
AIM Energy Fund                   $             $            $          $              $              $
------------------------------------------------------------------------------------------------------------------
AIM Financial Services Fund
------------------------------------------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
------------------------------------------------------------------------------------------------------------------
AIM Health Sciences Fund
------------------------------------------------------------------------------------------------------------------
AIM Leisure Fund
------------------------------------------------------------------------------------------------------------------
AIM Technology Fund
------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund
------------------------------------------------------------------------------------------------------------------



An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds during the fiscal year ended March 31, 2005 follows:



------------------------------------------------------------------------------------------------------------------
                                                                                                          Sales
                                                Printing &              Underwriters      Dealer        Personnel
                                  Advertising    Mailing     Seminars   Compensation   Compensation   Compensation
------------------------------------------------------------------------------------------------------------------
AIM Energy Fund                   $             $            $          $              $              $
------------------------------------------------------------------------------------------------------------------
AIM Financial Services Fund
------------------------------------------------------------------------------------------------------------------
AIM Gold & Precious Metals Fund
------------------------------------------------------------------------------------------------------------------
AIM Health Sciences Fund
------------------------------------------------------------------------------------------------------------------
AIM Leisure Fund
------------------------------------------------------------------------------------------------------------------
AIM Technology Fund
------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund
------------------------------------------------------------------------------------------------------------------



/1/ Class K shares are not offered.

The services which are provided by financial intermediaries may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the Board cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. Unless a complete termination of the Class B Plan (as defined in such Plan) occurs, Class B shares will continue to make payments to AIM Distributors with respect to Class B Shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor. The Trust may, in its absolute discretion, suspend, discontinue, or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Trustees of the Trust shall be committed to the Independent Trustees then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the Board, including a majority of the Independent Trustees. Under the agreement implementing the Plans, AIM Distributors or a Fund, the latter by vote of a majority of the Independent Trustees, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to AIM Distributors shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with AIM Distributors. On a quarterly basis, the trustees review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the trustees consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only trustees and interested persons, as that term is defined in Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and trustees of the Trust who are also officers either of AIM Distributors or other companies affiliated with AIM Distributors. The benefits which the Trust believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

     . Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     . The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     . Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.


The positive effect which increased Fund assets will have on AIM's revenues could allow AIM and its affiliated companies:


     . To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);


     . To increase the number and type of mutual funds available to investors from AIM and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and


     . To acquire and retain talented employees who desire to be associated with a growing organization.




                   PURCHASE, REDEMPTION AND PRICING OF SHARES


Purchase and Redemption of Shares

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund

Initial Sales Charges. Each AIM Fund (other than AIM Tax-Exempt Cash Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.



Category I Funds

AIM Advantage Health Sciences Fund            AIM European Growth Fund
AIM Aggressive Growth Fund                    AIM European Small Company Fund
AIM Asia Pacific Growth Fund                  AIM Financial Services Fund
AIM Basic Value Fund                          AIM Global Real Estate Fund
AIM Blue Chip Fund                            AIM Global Value Fund
AIM Capital Development Fund                  AIM Gold & Precious Metal Fund
AIM Charter Fund                              AIM Growth Allocation Fund
AIM Conservative Allocation Fund              AIM Health Sciences Fund
AIM Constellation Fund                        AIM International Core Equity Fund
AIM Core Stock Fund                           AIM International Growth Fund
AIM Dent Demographic Trends Fund              AIM International Small Company Fund
AIM Diversified Dividend Fund                 AIM Large Cap Basic Value Fund
AIM Dynamics Fund                             AIM Large Cap Growth Fund
AIM Emerging Growth Fund                      AIM Leisure Fund
AIM Energy Fund                               AIM Libra Fund

AIM Mid Cap Basic Value Fund                  AIM Select Equity Fund
AIM Mid Cap Core Equity Fund                  AIM Small Cap Equity Fund
AIM Mid Cap Growth Fund                       AIM Small Cap Growth Fund
AIM Mid Cap Stock Fund                        AIM Small Company Growth Fund
AIM Moderate Allocation Fund                  AIM Technology Fund
AIM Moderate Growth Allocation Fund           AIM Total Return Fund
AIM Moderately Conservative Allocation Fund   AIM Trimark Endeavor Fund
AIM Multi-Sector Fund                         AIM Trimark Fund
AIM Opportunities I Fund                      AIM Trimark Small Companies Fund
AIM Opportunities II Fund                     AIM Utilities Fund
AIM Opportunities III Fund                    AIM Weingarten Fund
AIM Premier Equity Fund


                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                    --------------------------   -------------
                                        As a           As a           As a
                                     Percentage     Percentage     Percentage
                                    of the Public   of the Net   of the Public
     Amount of Investment in          Offering        Amount        Offering
        Single Transaction              Price        Invested        Price
     -----------------------        -------------   ----------   -------------
             Less than $   25,000       5.50%          5.82%          4.75%
$ 25,000 but less than $   50,000       5.25           5.54           4.50
$ 50,000 but less than $  100,000       4.75           4.99           4.00
$100,000 but less than $  250,000       3.75           3.90           3.00
$250,000 but less than $  500,000       3.00           3.09           2.50
$500,000 but less than $1,000,000       2.00           2.04           1.60


Category II Funds

AIM Balanced Fund                             AIM High Income Municipal Fund
AIM Basic Balanced Fund                       AIM High Yield Fund
AIM Developing Markets Fund                   AIM Income Fund
AIM Global Aggressive Growth Fund             AIM Intermediate Government Fund
AIM Global Equity Fund                        AIM Municipal Bond Fund
AIM Global Growth Fund                        AIM Real Estate Fund
AIM Global Health Care Fund                   AIM Total Return Bond Fund



                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                    --------------------------   -------------
                                        As a           As a           As a
                                     Percentage     Percentage     Percentage
                                    of the Public   of the Net   of the Public
     Amount of Investment in          Offering        Amount        Offering
        Single Transaction              Price        Invested        Price
     -----------------------        -------------   ----------   -------------
            Less than  $   50,000       4.75%          4.99%         4.00%
$ 50,000 but less than $  100,000       4.00           4.17          3.25
$100,000 but less than $  250,000       3.75           3.90          3.00
$250,000 but less than $  500,000       2.50           2.56          2.00
$500,000 but less than $1,000,000       2.00           2.04          1.60

Category III Funds

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund



                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                    --------------------------   -------------
                                        As a           As a           As a
                                     Percentage     Percentage     Percentage
                                    of the Public   of the Net   of the Public
     Amount of Investment in          Offering        Amount        Offering
        Single Transaction              Price        Invested        Price
     -----------------------        -------------   ----------   -------------
             Less than $  100,000       1.00%          1.01%         0.75%
$100,000 but less than $  250,000       0.75           0.76          0.50
$250,000 but less than $1,000,000       0.50           0.50          0.40



AIM Short Term Bond Fund



                                                                     Dealer
                                      Investor's Sales Charge      Concession
                                    --------------------------   -------------
                                        As a           As a           As a
                                     Percentage     Percentage     Percentage
                                    of the Public   of the Net   of the Public
     Amount of Investment in          Offering        Amount        Offering
        Single Transaction              Price        Invested        Price
     -----------------------        -------------   ----------   -------------
             Less than $  100,000        2.50          2.56           2.00
$100,000 but less than $  250,000        2.00          2.04           1.50
$250,000 but less than $  500,000        1.50          1.52           1.25
$500,000 but less than $1,000,000        1.25          1.27           1.00



Beginning on October 31, 2003 Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund was closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.


Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A Shares of Category I, II or III Funds and Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A shares of AIM Short Term Bond Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.


AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund, by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

                               Percent of Purchase

1% of the first $2 million
plus 0.80% of the next $1 million
plus 0.50% of the next $17 million
plus 0.25% of amounts in excess of $20 million


If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.


If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.


If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

Purchases of Class A Shares by Certain Retirement Plans at NAV. For purchases of Class A shares of Category I and II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):


                               Percent of Purchase

0.50% of the first $20 million
plus 0.25% of amounts in excess of $20 million

This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

A "new investment" means a purchase paid for with money that does not represent
(i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. The trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

Definitions

As used herein, the terms below shall be defined as follows:

          . "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

          . "Spouse" is the person to whom one is legally married under state law;

          . "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

          . "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

          .    "Parent" is a person's biological or adoptive mother or father;

          . "Step-child" is the child of one's Spouse by a previous marriage or relationship;

          .    "Step-parent" is the Spouse of a Child's Parent; and

          . "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

Individuals


          . an Individual (including his or her spouse or domestic partner, and children);

          . a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and


          . a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

Employer-Sponsored Retirement Plans

          . a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:


               a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);


               b. each transmittal is accompanied by a single check or wire transfer; and


               c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

How to Qualify For Reductions in Initial Sales Charges. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

Letters of Intent

A Qualified Purchaser may pay reduced initial sales charges by: (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:


     Calculating the Initial Sales Charge

     . Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     . It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     . The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     . Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     . Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     . Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     . If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     . The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     . By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     . To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     . If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     . If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     . If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

     . The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.


     LOIs and Contingent Deferred Sales Charges

If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.


Rights of Accumulation


A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.


To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.


Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period. For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

Purchases of Class A Shares at Net Asset Value. AIM Distributors permits certain categories of persons to purchase Class A shares of the AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:


     .    AIM Management and its affiliates, or their clients;


     . Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R); any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons; and any deferred compensation plan for trustees of investment companies sponsoring A I M Management or its affiliates;


     . Any current or retired officer, director, or employee (and members of their immediate family) of DST Systems, Inc. or Personix, a division of FISERV Solutions, Inc.;

     . Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     .    Purchases through approved fee-based programs;

     . Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

          a.   a plan's initial investment is at least $1 million;


          b. there are at least 100 employees eligible to participate in the plan;

          c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

          d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

          e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     . Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;


     . Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     . Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;


     . A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;


     . Shareholders of the GT Global funds as of October 31, 1987 who since that date continually have owned shares of one or more of these funds;

     . Certain former AMA Investment Advisers' shareholders who became shareholders of AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     . Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;


     .    Shareholders of Investor Class shares of an AIM Fund;


     .    Qualified Tuition Programs created and maintained in accordance with
          Section 529 of the Code; and


     .    Insurance company separate accounts;

     . Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

               a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

               b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

               c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

     . Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

     . Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

          In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:


     .    the reinvestment of dividends and distributions from a Fund;

     .    exchanges of shares of certain Funds;


     .    a merger, consolidation or acquisition of assets of a Fund.


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Payments to Dealers. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.


The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates make these payments from their own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments.

In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

Revenue Sharing Payments. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)

The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

Other Cash Payments. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such


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compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ("NASD"). ADI Affiliates make payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

Purchases of Class B Shares

Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.


Purchases of Class C Shares


Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on October 31, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.


AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund, an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class K Shares

Class K shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

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

For purchases of Class K shares, AIM Distributors may make the following payments to dealers of record:

                         Percent of Cumulative Purchase

0.70% of the first $5 million
plus 0.45% of amounts in excess of $5 million

If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.

Purchases of Class R Shares


Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:


                         Percent of Cumulative Purchases

0.75% of the first $5 million
plus 0.50% of amounts in excess of $5 million

With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s). If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.

Purchases of Investor Class Shares


Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.


Exchanges


Terms and Conditions of Exchanges. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such


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

purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


Exchanges by Telephone. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


Redemptions


General. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

Redemptions by Telephone. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to


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

modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.


Contingent Deferred Sales Charges Imposed upon Redemption of Shares


A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares.

Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II, III Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;


Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

          . Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;


          . Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;


          .    Redemptions from private foundations or endowment funds;

          . Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

          . Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase or the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;

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

          . Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

          . Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

          . Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, and through October 30, 2002 unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

          . Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;

          . Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

          . Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

          . Contingent Deferred Sales Charge Exceptions for Class B and C Shares. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

          . Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

          . Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

          . Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

          . Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

          . Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

          . Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

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

          . Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

          . Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:


          . Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of these shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;


          .    Redemptions following the death or post-purchase disability of
               (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;


          .    Certain distributions from individual retirement accounts,
               Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;


          . Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;


          . Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

          .    Investment account(s) of AIM and its affiliates.

CDSCs will not apply to the following redemptions of Class C shares:


          . A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

          . A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

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


          . Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

          . Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.


CDSCs will not apply to the following redemptions of Class R shares:

          . Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and


          . Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

CDSCs will not apply to the following redemptions of Class K shares:


          . Class K shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him.


General Information Regarding Purchases, Exchanges and Redemptions

Good Order. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

Authorized Agents. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by a Fund's authorized agent or its designee.

Timing of Purchase Orders. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

Signature Guarantees. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided


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that such guarantor institution is listed in one of the reference guides contained in AIS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.


Transactions by Telephone. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

Internet Transactions. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

Abandoned Property. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

Offering Price

The following formula may be used to determine the public offering price per Class A share of an investor's investment:

Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

For example, at the close of business on March 31, 2005, AIM Energy Fund - Class A shares had a net


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


asset value per share of $32.86. The offering price, assuming an initial sales charge of 5.50%, therefore was $34.77.

Shares of the Institutional Class are offered at net asset value.

Calculation of Net Asset Value

Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal


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


market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

Redemption in Kind

Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election") and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

Backup Withholding

Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

Each AIM Fund, and other payers, generally must withhold, 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Fund;
     2.   the IRS notifies the Fund that the investor furnished an incorrect
          TIN;
     3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);
     4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


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


Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

Investors should contact the IRS if they have any questions concerning withholding.

IRS Penalties - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

Nonresident Aliens - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                             OTHER SERVICE PROVIDERS


Independent Registered Public Accounting Firm

[         ], is the independent registered public accounting firm of the Trust.
 ---------
The independent accountants are responsible for auditing the financial statements of the Funds.


Custodian

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Trust. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

Transfer Agent


AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, TX 77046, is the Trust's transfer agent, registrar, and dividend disbursing agent.

The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out of pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month.

For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, for servicing accounts holding Institutional Class Shares, the Trust on behalf of the Funds, is required to reimburse AIS for servicing such accounts to the extent that an


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


account is serviced by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. AIS has agreed to waive the right to collect any fee or reimbursement to which it is entitled, to the extent that such fee or reimbursement would cause the fees and expenses incurred by the Institutional Class Shares to exceed 0.10% of the average net assets attributable to such class of the Funds.


Legal Counsel

Legal matters of the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP 1735 Market Street, Philadelphia, PA 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

          AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

          Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

          Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

Commissions

          The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and the Funds other than the Asset Allocation Funds may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


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


Brokerage Selection

          Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

          Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

          The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

          In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

          AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

Allocation of Portfolio Transactions


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


          AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

          Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

Allocation of Initial Public Offering ("IPO") Transactions

          Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, and to allocate such transactions in accordance with the following procedures:

          AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capital/liquidity, suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size. The requirement of pro-rata allocation is subject to limited exceptions - such as when the Funds or accounts are subject to special investment objectives or size constraints on investment positions.

Brokerage Commissions and Underwriting Discounts

The aggregate dollar amount of brokerage commissions paid by each Fund for the periods outlined in the table below were:



Energy Fund
Year Ended March 31, 2005     $
Year Ended March 31, 2004       1,056,462
Year Ended March 31, 2003       1,874,405

Financial Services Fund
Year Ended March 31, 2005     $
Year Ended March 31, 2004       1,561,233
Year Ended March 31, 2003       2,680,782

Gold & Precious Metals Fund
Year Ended March 31, 2005     $
Year Ended March 31, 2004         434,500
Year Ended March 31, 2003         642,351


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


Health Sciences Fund
Year Ended March 31, 2005     $
Year Ended March 31, 2004       3,053,266
Year Ended March 31, 2003       4,918,477

Leisure Fund
Year Ended March 31, 2005     $
Year Ended March 31, 2004         586,281
Year Ended March 31, 2003       1,189,376

Technology Fund
Year Ended March 31, 2005     $
Year Ended March 31, 2004      14,722,021
Year Ended March 31, 2003      11,471,075

Utilities Fund
Year Ended March 31, 2005     $
Year Ended March 31, 2004         352,717
Year Ended March 31, 2003         455,873



For the fiscal years ended March 31, 2005, 2004 and 2003 brokers providing
research services received $        , $393,083 and $18,752,340, respectively, in
                            --------
commissions on portfolio transactions effected for the Funds. The aggregate
dollar amount of such portfolio transactions was $        , $304,045,127.47 and
                                                  --------
$9,314,654,214, respectively.

During the last fiscal year ended March 31, 2005, [AIM Financial Services Fund] held securities issued by the following companies, which are "regular" brokers or dealers of [AIM Financial Services Fund] are identified below:



Fund/Issuer   Security   Market Value
-----------   --------   ------------




Neither AIM nor any affiliate of AIM receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between AIM or any person affiliated with AIM or the Funds and any broker or dealer that executes transactions for the Funds.


                   TAX CONSEQUENCES OF OWNING SHARES OF A FUND


Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within


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


twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock or securities and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet the Income Requirement.

In addition to satisfying the Distribution and Income Requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses; or collectively, in securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gain and net realized gain from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. All dividends and other distributions, to the extent of a Fund's earnings and profits, are taxable, whether such dividends and distributions are reinvested in additional shares or paid in cash. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.


Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by a Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of a Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by a Fund will be qualifying dividend income.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gain and loss are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. Short-term capital gain is included with income from dividends and interest as ordinary income and is paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain.

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Such distributions are not eligible for the dividends-received deduction. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

After the end of each fiscal year, each Fund sends information to shareholders regarding the amount and character of dividends paid during the year.

If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. Accordingly, if shares of a Fund are purchased shortly before a distribution, a portion of the purchase price for the shares may then be returned to the shareholder as a taxable dividend or capital gain.


If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

The transfer agent may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the transfer agent will be computed using the single-category average cost method, although neither the transfer agent nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on May 15, 2005.

On April 30, 2004, 51,524,128 Institutional Class shares valued at $1,223,182,804 were redeemed by an institutional investor which exceeded 25% of the voting securities of the AIM Technology Fund. The redemption was satisfied through a transfer of securities held by the AIM Technology Fund valued at $1,168,804,445 and cash of $54,378,359. Total net assets of the AIM Technology Fund prior to the redemption were $3,005,136,178. Under the Investment Company Act of 1940, any person who owns beneficially more than 25% of the voting securities of a mutual fund is presumed to control such mutual fund.

From a federal income tax perspective, the redemption triggers limitations under the Internal Revenue Code and related regulations regarding the amount of the capital loss carry forward available for future utilization by the AIM Technology Fund. After the redemption, the capital loss carry forward is expected to be subject to an annual accumulating limitation of approximately $77,000,000 per year (approximately $530,000,000 in total). The AIM Technology Fund may also be able to utilize an additional $285,000,000 off capital loss carry forward to the extent that unrealized gains existing on the redemption date are realized within a five year period. The actual amount of capital loss carry forward reduction may fluctuate based on future transactions of the Fund. The capital loss carry forward at March 31, 2004 was approximately $4,550,000,000.


                                   PERFORMANCE


To keep shareholders and potential investors informed, AIM will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the maximum front-end sales charge imposed on purchases of a Fund's Class A shares and/or the applicable CDSC imposed on redemptions of a Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any), or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1.00% - 5.00% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1.00% CDSC may be charged on redemptions of Class C shares held twelve months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise the Utilities Fund's "30-day SEC yield." "30-day SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.


The "30-day SEC yield" for the Utilities Fund (with expense reimbursements) for the 30 days ended March 31, 2005 was:



            Investor
Fund          Class    Class A   Class B   Class C
---------   --------   -------   -------   -------
Utilities       %         %         %         %



More information about the Funds' recent and historical performance is contained in a Fund's Annual Report to Shareholders. You can get a free copy by calling or writing to AIS using the telephone number or address on the back cover of the Funds' Prospectuses.


When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.


Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten- (or since inception) periods ended March 31, 2005 was:

                                                                    10 Year or
Fund and Class                                 1 Year   5 Year   Since Inception
--------------                                 ------   ------   ---------------
Investor Class

Energy Fund
   Return Before Taxes                            %        %             %
   Return After Taxes on Distributions            %        %             %
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %             %

Financial Services Fund
   Return Before Taxes                            %        %             %
   Return After Taxes on Distributions            %        %             %
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %             %

Gold & Precious Metals Fund
   Return Before Taxes                            %        %             %
   Return After Taxes on Distributions            %        %             %
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %             %

Health Sciences Fund
   Return Before Taxes                            %        %             %
   Return After Taxes on Distributions            %        %             %
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %             %

Leisure Fund
   Return Before Taxes                            %        %             %
   Return After Taxes on Distributions            %        %             %
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %             %

Technology Fund
   Return Before Taxes                            %        %             %
   Return After Taxes on Distributions            %        %             %
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %             %

Utilities Fund
   Return Before Taxes                            %        %             %
   Return After Taxes on Distributions            %        %             %
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %             %

Institutional Class

Technology Fund
   Return Before Taxes                            %        %            1%
   Return After Taxes on Distributions            %        %            1%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %        %            1%

                                                                    10 Year or
Fund and Class                                 1 Year   5 Year   Since Inception
--------------                                 ------   ------   ---------------
Class A - (Including Front-End Sales Charge)

Energy Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

Financial Services Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

Gold & Precious Metals Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

Health Sciences Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

Leisure Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

Technology Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

Utilities Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

Class B - (Including CDSC)

Energy Fund
   Return Before Taxes                            %       N/A           2%
   Return After Taxes on Distributions            %       N/A           2%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A           2%

                                                                    10 Year or
Fund and Class                                 1 Year   5 Year   Since Inception
--------------                                 ------   ------   ---------------
Financial Services Fund
   Return Before Taxes                            %       N/A          /2/%
   Return After Taxes on Distributions            %       N/A          /2/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /2/%

Gold & Precious Metals Fund
   Return Before Taxes                            %       N/A          /2/%
   Return After Taxes on Distributions            %       N/A          /2/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /2/%

Health Sciences Fund
   Return Before Taxes                            %       N/A          /2/%
   Return After Taxes on Distributions            %       N/A          /2/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /2/%

Leisure Fund
   Return Before Taxes                            %       N/A          /2/%
   Return After Taxes on Distributions            %       N/A          /2/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /2/%

Technology Fund
   Return Before Taxes                            %       N/A          /2/%
   Return After Taxes on Distributions            %       N/A          /2/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /2/%

Utilities Fund
   Return Before Taxes                            %       N/A          /2/%
   Return After Taxes on Distributions            %       N/A          /2/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /2/%

Class C - (Including CDSC)
Energy Fund
   Return Before Taxes                            %       N/A          /3/%
   Return After Taxes on Distributions            %       N/A          /3/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /3/%

Financial Services Fund
   Return Before Taxes                            %       N/A          /3/%
   Return After Taxes on Distributions            %       N/A          /3/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /3/%

                                                                    10 Year or
Fund and Class                                 1 Year   5 Year   Since Inception
--------------                                 ------   ------   ---------------
Gold & Precious Metals Fund
   Return Before Taxes                            %       N/A          /3/%
   Return After Taxes on Distributions            %       N/A          /3/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /3/%

Health Sciences Fund
   Return Before Taxes                            %       N/A          /3/%
   Return After Taxes on Distributions            %       N/A          /3/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /3/%

Leisure Fund
   Return Before Taxes                            %       N/A          /3/%
   Return After Taxes on Distributions            %       N/A          /3/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /3/%

Technology Fund
   Return Before Taxes                            %       N/A          /3/%
   Return After Taxes on Distributions            %       N/A          /3/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /3/%

Utilities Fund
   Return Before Taxes                            %       N/A          /3/%
   Return After Taxes on Distributions            %       N/A          /3/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /3/%

Class K
Energy Fund
   Return Before Taxes                            %       N/A          /4/%
   Return After Taxes on Distributions            %       N/A          /4/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /4/%

Financial Services Fund
   Return Before Taxes                            %       N/A          /4/%
   Return After Taxes on Distributions            %       N/A          /4/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /4/%

Health Sciences Fund
   Return Before Taxes                            %       N/A          /4/%
   Return After Taxes on Distributions            %       N/A          /4/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /4/%

                                                                    10 Year or
Fund and Class                                 1 Year   5 Year   Since Inception
--------------                                 ------   ------   ---------------
Leisure Fund
   Return Before Taxes                            %       N/A          /5/%
   Return After Taxes on Distributions            %       N/A          /5/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /5/%

Technology Fund
   Return Before Taxes                            %       N/A          /4/%
   Return After Taxes on Distributions            %       N/A          /4/%
   Return After Taxes on Distributions
      and Sale of Fund Shares                     %       N/A          /4/%


/1/ Institutional Class shares commenced investment operations on December 21, 1998.
/2/  Class A and Class B shares commenced operations on March 28, 2002.
/3/  Class C shares commenced operations on February 14, 2000.
/4/  Class K shares commenced operations on November 30, 2000.
/5/  Class K shares commenced operations on December 14, 2001.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)/n/ = ERV

where: P = a hypothetical initial payment of $1,000
       T = average annual total return
       /n/ = number of years
       ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                P(1 + T)/n/ =ATV//D//

where: P = a hypothetical initial payment of $1,000
       T = average annual total return (after taxes on distributions)
       /n/ = number of years
       ATV//D// = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemptions.

After taxes on distributions and redemption:

                             P(1 + T)/n/ =ATV//DR//

where: P = a hypothetical initial payment of $1,000
       T = average annual total return (after taxes on distributions and redemption)
       /n/ = number of years
       ATV//DR// = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

The "30-day SEC yield" is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       Yield = 2[((a-b)/(cd) + 1)/6/ - 1]

where: a = dividends and interest earned during the period

       b = expenses accrued for the period (net of reimbursements)

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends

       d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the NYSE, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings.

                         Lipper Mutual
Fund                     Fund Category
----                     -------------
Energy                   Natural Resources
Financial Services       Financial Services
Gold & Precious Metals   Gold Oriented
Health Sciences          Health/Biotechnology
Leisure                  Specialty/Miscellaneous
Technology               Science and Technology
Utilities                Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

Advertising Age        Financial Services          Mutual Fund Forecaster
Barron's               Week                        Nation's Business
Best's Review          Financial World             New York Times
Bloomberg              Forbes                      Pension World
Broker World           Fortune                     Pensions & Investments
Business Week          Hartford Courant            Personal Investor
Changing Times         Inc.                        Philadelphia Inquirer
Christian Science      Institutional Investor      The Bond Buyer
Monitor                Insurance Forum             USA Today
Consumer Reports       Insurance Week              U.S. News & World Report
Economist              Investor's Business Daily   Wall Street Journal
FACS of the Week       Journal of the American     Washington Post
Financial Planning        Society of CLU & ChFC    CNN
Financial Product      Kiplinger Letter            CNBC
News                   Money                       PBS


Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:



Bank Rate Monitor      Morningstar, Inc.
Bloomberg              Standard & Poor's
FactSet Date Systems   Strategic Insight
Lipper, Inc.           Thompson Financial



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

          On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds.

The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

          Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement fund will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement fund by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The IFG and AIM settlement funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

          Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

          The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.


                   REGULATORY INQUIRIES AND PENDING LITIGATION


The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.


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


Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.

Pending Regulatory Civil Action Alleging Market Timing

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
(S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking injunctive relief; civil monetary penalties; a writ of quo warranto against the defendants; pre-judgment and post-judgment interest; costs and expenses, including counsel fees; and other relief.

If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP PLC, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There is no assurance that such exemptive relief will be granted.


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


Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix H-1.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix H-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix H-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix H-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix H-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix H-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of April 25, 2005 is set forth in Appendix H-5.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on April 25, 2005, is set forth in Appendix H-6.


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

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

          The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         Moody's Long-Term Debt Ratings

          Moody's corporate ratings areas follows:

          Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     Moody's Short-Term Prime Rating System

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

Prime-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

          Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

          Moody's municipal ratings are as follows:

Moody's U.S. Long-Term Municipal Bond Rating Definitions

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

          Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

          Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     Moody's MIG/VMIG US Short-Term Ratings

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           Standard & Poor's Long-Term Corporate and Municipal Ratings

          Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

          S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P Dual Ratings

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P Commercial Paper Ratings

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P Short-Term Municipal Ratings

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         Fitch Long-Term Credit Ratings

          Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

          Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

          The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

          Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

          Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      Fitch Speculative Grade Bond Ratings

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         Fitch Short-Term Credit Ratings

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS



--------------------------------------------------------------------------------
            Service Provider                        Disclosure Category
--------------------------------------------------------------------------------
Ballard Spahr Andrews & Ingersoll, LLP     Legal Counsel
--------------------------------------------------------------------------------
Foley & Lardner LLP                        Legal Counsel (for certain AIM Funds)
--------------------------------------------------------------------------------
Kramer, Levin Naftalis & Frankel LLP       Counsel to the Disinterested Trustees
--------------------------------------------------------------------------------
Ernst & Young LLP                          Independent Registered Public
                                           Accountants (for certain AIM Funds)
--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP                 Independent Registered Public
                                           Accountants (for certain AIM Funds)
--------------------------------------------------------------------------------
Tait, Weller & Baker                       Independent Registered Public
                                           Accountants (for certain AIM Funds)
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co.              Securities Lender (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
State Street Bank and Trust Company        Securities Lender (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
Fitch, Inc.                                Rating & Ranking Agency (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
iMoneyNet                                  Ranking Agency (for certain
                                           AIM funds)
--------------------------------------------------------------------------------
Lipper Inc.                                Rating & Ranking Agency (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
Moody's Investors Service                  Rating & Ranking Agency (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
Institutional Shareholder Services, Inc.   Proxy Voting Service
--------------------------------------------------------------------------------
State Street Bank and Trust Company        Custodian (for certain AIM Funds)
--------------------------------------------------------------------------------
The Bank of New York                       Custodian (for certain AIM Funds)
--------------------------------------------------------------------------------
AIM Investment Services, Inc.              Transfer Agent
--------------------------------------------------------------------------------
Bloomberg                                  System Provider (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
FRI Corporation                            Pricing Service (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
Reuters America Inc.                       Pricing Service (for certain
                                           AIM Funds)
--------------------------------------------------------------------------------
State Street Bank and Trust Company        Software Provider
--------------------------------------------------------------------------------
The MacGregor Group, Inc.                  Software Provider
--------------------------------------------------------------------------------
Thomson Financial, Inc.                    Software Provider
--------------------------------------------------------------------------------
Xcitek Solutions Plus                      Software Provider
--------------------------------------------------------------------------------
Bowne & Co., Inc.                          Financial Printer
--------------------------------------------------------------------------------
CENVEO                                     Financial Printer
--------------------------------------------------------------------------------
Classic Printers Inc.                      Financial Printer
--------------------------------------------------------------------------------
Color Dynamics                             Financial Printer
--------------------------------------------------------------------------------
Earth Color Houston                        Financial Printer
--------------------------------------------------------------------------------
EMCO Press                                 Financial Printer
--------------------------------------------------------------------------------
Grover Printing                            Financial Printer
--------------------------------------------------------------------------------
Gulfstream Graphics Corp.                  Financial Printer
--------------------------------------------------------------------------------
Signature                                  Financial Printer
--------------------------------------------------------------------------------
Southwest Precision Printers, Inc.         Financial Printer
--------------------------------------------------------------------------------
ABN Amro Financial Services, Inc.          Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
BB&T Capital Markets                       Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.              Broker (for certain AIM Funds)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Service Provider                        Disclosure Category
--------------------------------------------------------------------------------
Coastal Securities, LP                     Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
Duncan-Williams, Inc.                      Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
Fidelity Investments                       Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
First Albany Capital                       Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
Legg Mason Wood Walker, Inc.               Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
M.R. Beal & Company                        Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
Morgan Keegan & Company, Inc.              Broker (for certain AIM Funds)
--------------------------------------------------------------------------------
Anglemyer & Co.                            Analyst (for certain AIM Funds)
--------------------------------------------------------------------------------
Factset Research Systems, Inc.             Analyst (for certain AIM Funds)
--------------------------------------------------------------------------------
J.P. Morgan Chase                          Analyst (for certain AIM Funds)
--------------------------------------------------------------------------------
Global Trend Alert                         Analyst (for certain AIM Funds)
--------------------------------------------------------------------------------
Muzea Insider Consulting Services, LLC     Analyst (for certain AIM Funds)
--------------------------------------------------------------------------------
Noah Financial, LLC                        Analyst (for certain AIM Funds)
--------------------------------------------------------------------------------
Piper Jaffray                              Analyst (for certain AIM Funds)
--------------------------------------------------------------------------------

                                   APPENDIX C
                               PORTFOLIO MANAGERS

                              As of March 31, 2005

                            Investments in Each Fund



--------------------------------------------------------------------------------
Name of Portfolio Manager        Dollar Range of Investments in Each Fund/1/
--------------------------------------------------------------------------------
                                 AIM Energy Fund
--------------------------------------------------------------------------------
John S. Segner                                       [ ]
--------------------------------------------------------------------------------
                           AIM Financial Services Fund
--------------------------------------------------------------------------------
Michael J. Simon                                     [ ]
--------------------------------------------------------------------------------
Meggan M. Walsh                                      [ ]
--------------------------------------------------------------------------------
                         AIM Gold & Precious Metals Fund
--------------------------------------------------------------------------------
John S. Segner                                       [ ]
--------------------------------------------------------------------------------
                            AIM Health Sciences Fund
--------------------------------------------------------------------------------
Kirk L. Anderson                                     [ ]
--------------------------------------------------------------------------------
Sunaina Murthy                                       [ ]
--------------------------------------------------------------------------------
Derek M. Taner                                       [ ]
--------------------------------------------------------------------------------
Bryan A. Unterhalter                                 [ ]
--------------------------------------------------------------------------------
Michael L. Yellen                                    [ ]
--------------------------------------------------------------------------------
                                AIM Leisure Fund
--------------------------------------------------------------------------------
Mark D. Greenberg                                    [ ]
--------------------------------------------------------------------------------
                               AIM Technology Fund
--------------------------------------------------------------------------------
Michelle E. Fenton                                   [ ]
--------------------------------------------------------------------------------
William R. Keithler                                  [ ]
--------------------------------------------------------------------------------
                               AIM Utilities Fund
--------------------------------------------------------------------------------
John S. Segner                                       [ ]
--------------------------------------------------------------------------------



----------
/1/ This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

Description of Compensation Structure

AIM Advisors, Inc.

AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

..    Base salary. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

..    Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

..    Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

..    Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

..    Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             Other Managed Accounts

                              As of March 31, 2005

AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds,
(ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.



--------------------------------------------------------------------------------
                            Number of Accounts Managed by Each Portfolio Manager
Name of Portfolio Manager               and Total Assets by Category
--------------------------------------------------------------------------------
                                 AIM Energy Fund
--------------------------------------------------------------------------------
John S. Segner
--------------------------------------------------------------------------------
                           AIM Financial Services Fund
--------------------------------------------------------------------------------
Michael J. Simon
--------------------------------------------------------------------------------
Meggan M. Walsh
--------------------------------------------------------------------------------
                         AIM Gold & Precious Metals Fund
--------------------------------------------------------------------------------
John S. Segner
--------------------------------------------------------------------------------
                            AIM Health Sciences Fund
--------------------------------------------------------------------------------
Kirk L. Anderson
--------------------------------------------------------------------------------
Sunaina Murthy
--------------------------------------------------------------------------------
Derek M. Taner
--------------------------------------------------------------------------------
Bryan A. Unterhalter
--------------------------------------------------------------------------------
Michael L. Yellen
--------------------------------------------------------------------------------
                                AIM Leisure Fund
--------------------------------------------------------------------------------
Mark D. Greenberg
--------------------------------------------------------------------------------
                               AIM Technology Fund
--------------------------------------------------------------------------------
Michelle E. Fenton
--------------------------------------------------------------------------------
William R. Keithler
--------------------------------------------------------------------------------
                               AIM Utilities Fund
--------------------------------------------------------------------------------
John S. Segner
--------------------------------------------------------------------------------



Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

..    The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to

..    manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

..    If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

..    With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

..    Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX D


                              TRUSTEES AND OFFICERS


                              As of [June 30, 2005]

--------------------------------------------------------------------------------

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
                            Trustee
 Name, Year of Birth and     and/or
Position(s) Held with the   Officer                                                 Other Trusteeship(s)
          Trust              Since    Principal Occupation(s) During Past 5 Years     Held by Trustee
--------------------------------------------------------------------------------------------------------
Interested Persons
--------------------------------------------------------------------------------------------------------
Robert H. Graham/1/ --        2003    Director and Chairman, A I M Management       None
1946 Trustee and                      Group Inc. (financial services holding
President                             company); Director and Vice Chairman,
                                      AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                      AIM Division (parent of AIM and a global
                                      investment management firm)

                                      Formerly: President and Chief Executive
                                      Officer, A I M Management Group Inc.;
                                      Director, Chairman and President, A I M
                                      Advisors, Inc. (registered investment
                                      advisor); Director and Chairman, A I M
                                      Capital Management, Inc. (registered
                                      investment advisor), A I M Distributors,
                                      Inc. (registered broker dealer), AIM
                                      Investment Services, Inc., (registered
                                      transfer agent), and Fund Management
                                      Company (registered broker dealer); and
                                      Chief Executive Officer, AMVESCAP PLC -
                                      Managed Products
--------------------------------------------------------------------------------------------------------
Mark H. Williamson/2/ --      1998    Director, President and Chief Executive       None
1951 Trustee and                      Officer, A I M Management Group Inc.
Executive Vice President              (financial services holding company);
                                      Director, Chairman and President, A I M
                                      Advisors, Inc. (registered investment
                                      advisor); Director, A I M Capital
                                      Management, Inc. (registered investment
                                      advisor) and A I M Distributors, Inc.
                                      (registered broker dealer); Director and
                                      Chairman, AIM Investment Services, Inc.,
                                      (registered transfer agent), Fund
                                      Management Company (registered broker
                                      dealer); and INVESCO Distributors, Inc.
                                      (registered broker dealer); and Chief
                                      Executive Officer, AMVESCAP PLC - AIM
                                      Division (parent of AIM and a global
                                      investment management firm)

                                      Formerly: Director, Chairman, President and
                                      Chief Executive Officer, INVESCO Funds
                                      Group, Inc. and INVESCO Distributors, Inc.;
                                      Chief Executive Officer, AMVESCAP PLC -
                                      Managed Products
--------------------------------------------------------------------------------------------------------


----------
/1/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/2/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------------------------------
                            Trustee
 Name, Year of Birth and     and/or
Position(s) Held with the   Officer                                                 Other Trusteeship(s)
          Trust              Since    Principal Occupation(s) During Past 5 Years     Held by Trustee
--------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------
Bruce L. Crockett/3/ --       2003    Chairman, Crockett Technology Associates      ACE Limited
1944 Trustee and Chair                (technology consulting company)               (insurance company);
                                                                                    and Captaris, Inc.
                                                                                    (unified messaging
                                                                                    provider)
--------------------------------------------------------------------------------------------------------
Bob R. Baker -- 1936          1983    Retired                                       None
Trustee
                                      Formerly: President and Chief Executive
                                      Officer, AMC Cancer Research Center; and
                                      Chairman and Chief Executive Officer,
                                      First Columbia Financial Corporation
--------------------------------------------------------------------------------------------------------
Frank S. Bayley -- 1939       2003    Retired                                       Badgley Funds, Inc.
Trustee                               Formerly: Partner, law firm of Baker &        (registered
                                      McKenzie                                      investment company
                                                                                    (2 portfolios))
--------------------------------------------------------------------------------------------------------
James T. Bunch -- 1942        2000    Co-President and Founder, Green,              None
Trustee                               Manning & Bunch Ltd. (investment
                                      banking firm); and Director, Policy
                                      Studies, Inc. and Van Gilder
                                      Insurance Corporation
--------------------------------------------------------------------------------------------------------
Albert R. Dowden -- 1941      2003    Director of a number of public and private    None
Trustee                               business corporations, including the Boss
                                      Group, Ltd. (private investment and
                                      management); Cortland Trust, Inc.
                                      (Chairman) (registered investment company
                                      (3 portfolios)); Annuity and Life Re
                                      (Holdings), Ltd (insurance company); and
                                      CompuDyne Corporation (provider of products
                                      and services to the public security market)

                                      Formerly: Director, President and Chief
                                      Executive Officer, Volvo Group North
                                      America, Inc.; Senior Vice President, AB
                                      Volvo; and director of various affiliated
                                      Volvo companies
--------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. --        2003    Retired                                       None
1935 Trustee                          Formerly: Chairman, Mercantile Mortgage
                                      Corp.; President and Chief Operating
                                      Officer, Mercantile-Safe Deposit & Trust
                                      Co.; and President, Mercantile Bankshares
                                      Corp.
--------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952        2003    Chief Executive Officer, Twenty First         Administaff ; and
Trustee                               Century Group, Inc. (government affairs       Discovery Global
                                      company) and Owner, Dos Angelos Ranch, L.P.   Education Fund
                                      Formerly: Chief Executive Officer, Texana     (non-profit)
                                      Timber LP (sustainable forestry company)
--------------------------------------------------------------------------------------------------------
Carl Frischling -- 1937       2003    Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
Trustee                               and Frankel LLP                               (registered
                                                                                    investment company
                                                                                    (3 portfolios))
--------------------------------------------------------------------------------------------------------
Gerald J. Lewis -- 1933       2000    Chairman, Lawsuit Resolution Services (San    General Chemical
Trustee                               Diego, California)                            Group, Inc.
--------------------------------------------------------------------------------------------------------


----------
/3/ Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

------------------------------------------------------------------------------------------------------------------
                               Trustee
   Name, Year of Birth and      and/or
  Position(s) Held with the    Officer                                                        Other Trusteeship(s)
            Trust               Since       Principal Occupation(s) During Past 5 Years          Held by Trustee
------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis-- 1950        2003    Formerly: Chief Executive Officer, YWCA of the USA   None
Trustee
------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock-- 1942          2003    Partner, law firm of Pennock & Cooper                None
Trustee
------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley-- 1935           2003    Retired                                              None
Trustee
------------------------------------------------------------------------------------------------------------------
Larry Soll,-- 1942               1997    Retired                                              None
Trustee
------------------------------------------------------------------------------------------------------------------
Other Officers
------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley/4/-- 1959       2004    Senior Vice President, A I M Management Group Inc.   N/A
Senior Vice President and                (financial services holding company); Senior Vice
Chief Compliance Officer                 President and Chief Compliance Officer A I M
                                         Advisors, Inc.; Vice President and Chief
                                         Compliance Officer, AIM Capital Management, Inc.
                                         and Vice President, AIM Distributors, Inc., AIM
                                         Investment Services, Inc. and Fund Management
                                         Company

                                         Formerly: Senior Vice President and Compliance
                                         Director, Delaware Investments Family of Funds;
                                         and Chief Compliance Officer, A I M Distributors,
                                         Inc.
------------------------------------------------------------------------------------------------------------------
Russell C. Burk/5/ - 1958        2005    Formerly: Director of Compliance and Assistant       N/A
Senior Vice President                    General Counsel, ICON Advisers, Inc.; Financial
                                         Consultant, Merrill Lynch; General Counsel and
                                         Director of Compliance, ALPS Mutual Funds, Inc.
------------------------------------------------------------------------------------------------------------------
Kevin M. Carome - 1956           2003    Director, Senior Vice President, Secretary and       N/A
                                         General Counsel, A I M Management Group Inc.
Senior Vice President,                   (financial services holding company) and A I M
Secretary and Chief                      Advisors, Inc.; Director and Vice President,
Legal Officer                            INVESCO Distributors, Inc.; Vice President, A I M
                                         Capital Management, Inc., A I M Distributors, Inc.
                                         and AIM Investment Services, Inc.; and Director,
                                         Vice President and General Counsel, Fund
                                         Management Company

                                         Formerly: Senior Vice President and General
                                         Counsel, Liberty Financial Companies, Inc.; and
                                         Senior Vice President and General Counsel, Liberty
                                         Funds Group, LLC
------------------------------------------------------------------------------------------------------------------
Robert G. Alley-- 1948           2003    Managing Director, Chief Fixed Income Officer, and   N/A
Vice President                           Senior Investment Officer, A I M Capital
                                         Management, Inc. and Vice President, A I M
                                         Advisors, Inc.
------------------------------------------------------------------------------------------------------------------


----------
/4/ Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.
/5/ Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

------------------------------------------------------------------------------------------------------------------
                               Trustee
   Name, Year of Birth and      and/or
  Position(s) Held with the    Officer                                                        Other Trusteeship(s)
            Trust               Since       Principal Occupation(s) During Past 5 Years          Held by Trustee
------------------------------------------------------------------------------------------------------------------
Sidney M. Dilgren -- 1961        2004    Vice President and Fund Treasurer, A I M Advisors,   N/A
Vice President and Treasurer             Inc.;

                                         Formerly: Vice President, A I M Distributors,
                                         Inc.; and Senior Vice President, AIM Investment
                                         Services, Inc.
------------------------------------------------------------------------------------------------------------------
J. Philip Ferguson/6/- 1945      2005    Senior Vice President and Chief Investment           N/A
Vice President                           Officer, A I M Advisors, inc.; Director, Chairman,
                                         Chief Executive Officer, President and Chief
                                         Investment Officer, A I M Capital Management,
                                         Inc.; Executive Vice President, A I M Management
                                         Group Inc.

                                         Formerly: Senior Vice President, AIM Private Asset
                                         Management, Inc.; Chief Equity Officer, and Senior
                                         Investment Officer, A I M Capital Management,
                                         Inc.; and Managing Partner, Beutel, Goodman
                                         Capital Management
------------------------------------------------------------------------------------------------------------------
Mark D. Greenberg -- 1957        2004    Senior Portfolio Manager, A I M Advisors, Inc.       None
Vice President
                                         Formerly: Senior Vice President and Senior
                                         Portfolio Manager, INVESCO Institutional (N.A.),
                                         Inc.
------------------------------------------------------------------------------------------------------------------
Karen Dunn Kelley -- 1960        2003    Director of Cash Management, Managing Director and   N/A
Vice President                           Chief Cash Management Officer, A I M Capital
                                         Management, Inc.; Director and President, Fund
                                         Management Company; and Vice President, A I M
                                         Advisors, Inc.
------------------------------------------------------------------------------------------------------------------
William R. Keithler -- 1952      2004    Senior Portfolio Manager, A I M Advisors, Inc.       None
Vice President
                                         Formerly: Senior Vice President, Director of
                                         Sector Management and Senior Portfolio Manager,
                                         INVESCO Institutional (N.A.), Inc.
------------------------------------------------------------------------------------------------------------------


----------
/6/ Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005.

            Trustee Ownership Of Fund Shares As Of December 31, 2004



---------------------------------------------------------------------------------------------------------------
                                                                               Aggregate Dollar Range of Equity
                                                                                 Securities in All Registered
                                                                                 Investment Companies Overseen
                                                                                               by
                                  Dollar Range of Equity Securities                     Trustee in The
  Name of Trustee                            Per Fund                               AIM  Family of Funds(R)
---------------------------------------------------------------------------------------------------------------
Robert H. Graham                               [-0-]                                     [Over $100,000]
---------------------------------------------------------------------------------------------------------------
Mark H. Williamson    AIM Energy Fund                   [$50,001 - $100,000]
                      AIM Financial Services Fund        [$10,001 - $50,000]
                      AIM Gold & Precious Metals Fund                 [None]
                      AIM Health Sciences Fund           [$10,001 - $50,000]             [Over $100,000]
                      AIM Leisure Fund                                [None]
                      AIM Technology Fund                [$10,001 - $50,000]
                      AIM Utilities Fund                              [None]
---------------------------------------------------------------------------------------------------------------
Bob R. Baker          AIM Energy Fund                         [$1 - $10,000]
                      AIM Financial Services Fund             [$1 - $10,000]
                      AIM Gold & Precious Metals Fund         [$1 - $10,000]
                      AIM Health Sciences Fund                [$1 - $10,000]             [Over $100,000]
                      AIM Leisure Fund                       [Over $100,000]
                      AIM Technology Fund                    [Over $100,000]
                      AIM Utilities Fund                      [$1 - $10,000]
---------------------------------------------------------------------------------------------------------------
Frank S. Bayley                                [-0-]                                  [$50,001 - $100,000]
---------------------------------------------------------------------------------------------------------------
James T. Bunch        AIM Energy Fund                         [$1 - $10,000]             [Over $100,000]
                      AIM Financial Services Fund             [$1 - $10,000]
                      AIM Gold & Precious Metals Fund         [$1 - $10,000]
                      AIM Health Sciences Fund                [$1 - $10,000]
                      AIM Leisure Fund                        [$1 - $10,000]
                      AIM Technology Fund                     [$1 - $10,000]
                      AIM Utilities Fund                      [$1 - $10,000]
---------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                              [-0-]                                   [$10,001 - $50,000]
---------------------------------------------------------------------------------------------------------------
Albert R. Dowden                               [-0-]                                      [Over $100,000]
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                               Aggregate Dollar Range of Equity
                                                                                 Securities in All Registered
                                                                                 Investment Companies Overseen
                                                                                               by
                                  Dollar Range of Equity Securities                     Trustee in The
  Name of Trustee                            Per Fund                               AIM  Family of Funds(R)
---------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.   AIM Energy Fund                                 [None]
                                                                                      [Over $100,000/(7)/]
                      AIM Financial Services Fund                     [None]
                      AIM Gold & Precious Metals Fund                 [None]
                      AIM Health Sciences Fund                        [None]
                      AIM Leisure Fund                                [None]
                      AIM Technology Fund                     [$1 - $10,000]
                      AIM Utilities Fund                              [None]
---------------------------------------------------------------------------------------------------------------
Jack M. Fields                                 [-0-]                                  [Over $100,000/(7)/]
---------------------------------------------------------------------------------------------------------------
Carl Frischling                                [-0-]                                  [Over $100,000/(7)/]
---------------------------------------------------------------------------------------------------------------
                      AIM Energy Fund                         [$1 - $10,000]
Gerald J. Lewis                                                                       [$50,001 - $100,000]
                      AIM Financial Services Fund             [$1 - $10,000]
                      AIM Gold & Precious Metals Fund         [$1 - $10,000]
                      AIM Health Sciences Fund                [$1 - $10,000]
                      AIM Leisure Fund                        [$1 - $10,000]
                      AIM Technology Fund                     [$1 - $10,000]
                      AIM Utilities Fund                              [None]
---------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                             [-0-]                                   [$1 - $10,000/7/]
---------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                               [-0-]                                  [$50,001 - $100,000]
---------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                                [-0-]                                     [$1 - $10,000]
---------------------------------------------------------------------------------------------------------------


----------


/7/ Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

---------------------------------------------------------------------------------------------------------------
                                                                               Aggregate Dollar Range of Equity
                                                                                 Securities in All Registered
                                                                                 Investment Companies Overseen
                                                                                               by
                                  Dollar Range of Equity Securities                     Trustee in The
  Name of Trustee                            Per Fund                               AIM  Family of Funds(R)
---------------------------------------------------------------------------------------------------------------
Larry Soll            AIM Energy Fund                   [$50,001 - $100,000]            [Over $100,000]
                      AIM Financial Services Fund       [$50,001 - $100,000]
                      AIM Gold & Precious Metals Fund   [$50,001 - $100,000]
                      AIM Health Sciences Fund          [$50,001 - $100,000]
                      AIM Leisure Fund                  [$50,001 - $100,000]
                      AIM Technology Fund               [$50,001 - $100,000]
                      AIM Utilities Fund                      [$1 - $10,000]
---------------------------------------------------------------------------------------------------------------

                                   APPENDIX E
                           TRUSTEE COMPENSATION TABLE

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:



----------------------------------------------------------------------------------------
                                         Retirement        Estimated
                         Aggregate        Benefits           Annual           Total
                       Compensation        Accrued          Benefits       Compensation
                         from the          by All             Upon         from All AIM
      Trustee         Trust/(1),(2)/   AIM Funds/(3)/   Retirement/(4)/   Funds/(5),(6)/
----------------------------------------------------------------------------------------
Bob R. Baker                $             $ 32,635          $144,786         $189,750
----------------------------------------------------------------------------------------
Frank S. Bayley                            131,228           112,500          193,500
----------------------------------------------------------------------------------------
James T. Bunch                              20,436           112,500          186,000
----------------------------------------------------------------------------------------
Bruce L. Crockett                           46,000           112,500          223,500
----------------------------------------------------------------------------------------
Albert R. Dowden                            57,716           112,500          192,500
----------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                         94,860           112,500          193,500
----------------------------------------------------------------------------------------
Jack M. Fields                              28,036           112,500          186,000
----------------------------------------------------------------------------------------
Carl Frischling(7)                          40,447           112,500          185,000
----------------------------------------------------------------------------------------
Gerald J. Lewis                             20,436           112,500          186,000
----------------------------------------------------------------------------------------
Prema Mathai-Davis                          33,142           112,500          189,750
----------------------------------------------------------------------------------------
Lewis F. Pennock                            49,610           112,500          186,000
----------------------------------------------------------------------------------------
Ruth H. Quigley                            126,050           112,500          189,750
----------------------------------------------------------------------------------------
Louis S. Sklar(8)                           72,786           101,250          186,000
----------------------------------------------------------------------------------------
Larry Soll                                  48,830           130,823          186,000
----------------------------------------------------------------------------------------



/(1)/ Amounts shown are based upon the fiscal year ended March 31, 2005. The total amount of compensation deferred by all trustees of the Trust during
     the fiscal year ended March 31, 2005 including earnings was $[          ].
                                                                   ----------
/(2)/ At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation
     From the Trust" above does not include $[          ] of trustee
                                              ----------
     compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended March 31, 2005.
/(3)/ During the fiscal year ended March 31, 2005, the total amount of expenses allocated to the Trust in respect of such retirement benefits was
     $[          ].
       ----------
/(4)/ These amounts represent the estimated annual benefits payable by the AIM
     Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.
/(5)/ All trustees currently serve as trustees of 19 registered investment companies advised by AIM.
/(6)/ At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation
     From All Funds" above does not include $[          ] of trustee
                                              ----------
     compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.
/(7)/ During the fiscal year ended March 31, 2005, the Trust paid $[          ]
                                                                    ----------
     in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.
/(8)/ Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX F

                      PROXY VOTING POLICIES AND PROCEDURES
                         (as amended September 16, 2004)

A.   Proxy Policies

     Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I.   Boards Of Directors

          A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

          There are some actions by directors that should result in votes being withheld. These instances include directors who:

          . Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

          . Attend less than 75 percent of the board and committee meetings without a valid excuse;

          .    Implement or renew a dead-hand or modified dead-hand poison pill;

          .    Sit on the boards of an excessive number of companies;

          . Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

          . Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

          . Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

          . Long-term financial performance of the target company relative to its industry;

          .    Management's track record;

          .    Portfolio manager's assessment;

          .    Qualifications of director nominees (both slates);

          . Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

          .    Background to the proxy contest.

     II.  Independent Auditors

          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

          . It is not clear that the auditors will be able to fulfill their function;

          . There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          . The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

     III. Compensation Programs

          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

          . We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

          . We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          . We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

          . We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange. o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

     IV.  Corporate Matters

          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

          . We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

          . We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

          . We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

          . We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

     V.   Shareholder Proposals

          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

          . We will generally abstain from shareholder social and environmental proposals.

          . We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

          . We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

          . We will generally vote for proposals to lower barriers to shareholder action.

          . We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

     VI.  Other

          . We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

          . We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

          . We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   Proxy Committee Procedures

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.
     2. AIM will not publicly announce its voting intentions and the reasons therefore.
     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.   Business/Disaster Recovery

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   Restrictions Affecting Voting

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   Conflicts of Interest

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

     To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.   Fund of Funds

     When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX G


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

          A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of July    , 2005.
                                           ---

AIM Energy Fund



---------------------------------------------------------------------------------------------------------
                                            Investor      Class A      Class B      Class C      Class K
                                             Shares       Shares       Shares       Shares       Shares
---------------------------------------------------------------------------------------------------------
Name and Address                           Percentage   Percentage   Percentage   Percentage   Percentage
of                                          Owned of     Owned of     Owned of     Owned of     Owned of
Principal Holder                             Record       Record       Record       Record       Record
---------------------------------------------------------------------------------------------------------
Capital Bank and Trust Co. TTEE
Pepsi Cola Batavia Bottling Inc.
401 K Plan                                   [    ]       [    ]       [    ]       [    ]      [    ]%
c/o Plan Premier/FAS Corp                     ----         ----         ----         ----        ----
8515 E Orchard Rd. # 2T2
Greenwood Vlg Co. 80111-5002

Charles Schwab & Co. Inc.
Special Custody Acct for the
Exclusive Benefit of Customers               [    ]%      [    ]%      [    ]       [    ]      [    ]
Attn:  Mutual Funds                           ----         ----         ----         ----        ----
101 Montgomery St.,
San Francisco, CA  94104-4122

Circle Trust Company Cust.
Lynch Anselmo Ott Bryan & Co.
401 K Profit Shring Plan                     [    ]       [    ]       [    ]       [    ]      [    ]%
Metro Center                                  ----         ----         ----         ----        ----
1 Station Pl
Stamford, CT  06902-6800

---------------------------------------------------------------------------------------------------------
                                            Investor      Class A      Class B      Class C      Class K
                                             Shares       Shares       Shares       Shares       Shares
---------------------------------------------------------------------------------------------------------
Name and Address                           Percentage   Percentage   Percentage   Percentage   Percentage
of                                          Owned of     Owned of     Owned of     Owned of     Owned of
Principal Holder                             Record       Record       Record       Record       Record
---------------------------------------------------------------------------------------------------------
Circle Trust Company Cust.
Gold K Omnibus Account
Metro Center                                 [    ]       [    ]       [    ]       [    ]      [    ]%
1 Station Pl                                  ----         ----         ----         ----        ----
Stamford, CT  06902-6800

Citigroup Global Markets House Account
Attn: Cindy Tempesta, 7th Floor              [    ]       [    ]       [    ]%      [    ]%      [    ]
333 West 34th Street                          ----         ----         ----         ----         ----
New York, NY 10001-2402

JPMorgan Chase Bank
Deloitte & Touche Profit Sharing
Attn: Angela Ma                              [    ]       [    ]       [    ]       [    ]      [    ]%
3 Metrotech Ctr F. 6                          ----         ----         ----         ----        ----
Brooklyn, NY 11245-0001

MCB Trust Services Cust.
Grand Vehicle Works Holdings C               [    ]       [    ]       [    ]       [    ]      [    ]%
700 17th St, Ste 300                          ----         ----         ----         ----        ----
Denver, CO 80202-3531

Merrill Lynch
4800 Deer Lake Dr East 2nd Floor             [    ]       [    ]%      [    ]%      [    ]%     [    ]
Jacksonville FL, 32246-6484                   ----         ----         ----         ----        ----

Nat'l Financial Services Corp
The Exclusive Benefit of Cust.
One World Financial Center                   [    ]%      [    ]       [    ]       [    ]      [    ]
200 Liberty St. 5th Floor                     ----         ----         ----         ----        ----
Attn: Kate - Recon
New York, NY 10281-5503

AIM Financial Services Fund



-----------------------------------------------------------------------------------------------------------
                                             Investor       Class A      Class B      Class C      Class K
                                           Class Shares     Shares       Shares       Shares       Shares
-----------------------------------------------------------------------------------------------------------
Name and Address                            Percentage    Percentage   Percentage   Percentage   Percentage
of                                           Owned of      Owned of     Owned of     Owned of     Owned of
Principal Holder                              Record        Record       Record       Record       Record
-----------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody Acct for the
Exclusive Benefit of Customers                [    ]%       [    ]%      [    ]       [    ]      [    ]
Attn: Mutual Funds                             ----          ----         ----         ----        ----
101 Montgomery St.,
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Account
Attn: Cindy Tempesta 7th Floor                [    ]        [    ]%      [    ]%      [    ]%     [    ]
333 West 34th Street                           ----          ----         ----         ----        ----
New York NY 10001-2402
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank
Deloitte & Touche Profit Sharing
Attn: Angela MA                               [    ]        [    ]       [    ]       [    ]      [    ]%
3 Metrotech Ctr F. 6                           ----          ----         ----         ----        ----
Brooklyn, NY 11245-0001
-----------------------------------------------------------------------------------------------------------
Merrill Lynch
4800 Deer Lake Dr. East                       [    ]        [    ]%      [    ]%      [    ]%     [    ]%
Jacksonville, FL 32246-6484                    ----          ----         ----         ----        ----
-----------------------------------------------------------------------------------------------------------
Nat'l Financial Services Corp
The Exclusive Benefit of Cust.
One World Financial Center                    [    ]%       [    ]       [    ]       [    ]      [    ]
200 Liberty St. 5th Floor                      ----          ----         ----         ----        ----
Attn: Kate - Recon
New York, NY 10281-5503
-----------------------------------------------------------------------------------------------------------
Saxon & Co.
FBO                                           [    ]        [    ]       [    ]       [    ]      [    ]%
P.O. Box 7780-1888                             ----          ----         ----         ----        ----
Philadelphia PA 19182-0001
-----------------------------------------------------------------------------------------------------------

AIM Gold & Precious Metals Fund



----------------------------------------------------------------------------------------------
                                             Investor       Class A      Class B      Class C
                                           Class Shares     Shares       Shares       Shares
----------------------------------------------------------------------------------------------
                                            Percentage    Percentage   Percentage   Percentage
Name and Address of                          Owned of      Owned of     Owned of     Owned of
Principal Holder                              Record        Record       Record       Record
----------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody Acct for the Exclusive
Benefit of Customers                               %        [    ]       [    ]       [    ]
Attn: Mutual Funds                             ----          ----         ----         ----
101 Montgomery St.,
San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------
Citigroup Global Markets House Account
Attn: Cindy Tempesta 7th Floor                [    ]%       [    ]       [    ]       [    ]%
333 West 34th Street                           ----          ----         ----         ----
New York NY 10001-2402
----------------------------------------------------------------------------------------------
Merrill Lynch
4800 Deer Lake Dr East                        [    ]        [    ]       [    ]       [    ]%
Jacksonville FL 32246                          ----          ----         ----         ----
----------------------------------------------------------------------------------------------
Mid Atlantic Capital Corp Cust.
Nutrama Laboratories Inc.
401 K PSP                                     [    ]%       [    ]       [    ]       [    ]
2208 Lakeside Blvd.                            ----          ----         ----         ----
Edgewood, MD 21040-1102
----------------------------------------------------------------------------------------------

AIM Health Sciences Fund



-----------------------------------------------------------------------------------------------------------
                                             Investor       Class A      Class B      Class C      Class K
                                           Class Shares     Shares       Shares       Shares       Shares
-----------------------------------------------------------------------------------------------------------
Name and Address                            Percentage    Percentage   Percentage   Percentage   Percentage
of                                           Owned of      Owned of     Owned of     Owned of     Owned of
Principal Holder                              Record        Record       Record       Record       Record
-----------------------------------------------------------------------------------------------------------
American United Life Insurance Co.
Group Retirement Annuity II
One American Square                          [    ]         [    ]       [    ]       [    ]      [    ]%
P. O. Box 1995 Indianapolis, IN               ----           ----         ----         ----        ----
46206-9102
-----------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody Acct for the Exclusive
Benefit of Customers                         [    ]%        [    ]%      [    ]       [    ]      [    ]
Attn: Mutual Funds                            ----           ----         ----         ----        ----
101 Montgomery St.,
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Account
Attn: Cindy Tempesta
7th Floor                                    [    ]         [    ]       [    ]%      [    ]      [    ]
333 West 34th Street                          ----           ----         ----         ----        ----
New York NY 10001-2402
-----------------------------------------------------------------------------------------------------------
MCB Trust Services Cust. FBO
Air Systems Engineering Inc. 401 (K)
700 17th Street,                             [    ]         [    ]       [    ]       [    ]      [    ]%
Suite 300                                     ----           ----         ----         ----        ----
Denver, CO 80202-3531
-----------------------------------------------------------------------------------------------------------
Nat'l Financial Services Corp
The Exclusive Benefit of Cust.
One World Financial Center                   [    ]%        [    ]       [    ]       [    ]      [    ]
200 Liberty St. 5th Floor                     ----           ----         ----         ----        ----
Attn: Kate - Recon
New York, NY 10281-5503
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                             Investor       Class A     Class B      Class C      Class K
                                           Class Shares      Shares      Shares      Shares       Shares
-----------------------------------------------------------------------------------------------------------
                                            Percentage    Percentage   Percentage   Percentage   Percentage
Name and Address of                          Owned of      Owned of     Owned of     Owned of     Owned of
Principal Holder                              Record        Record       Record       Record       Record
-----------------------------------------------------------------------------------------------------------
Prudential Securities, Inc.
For the Exclusive Benefit of
Customers - PC                                [    ]        [    ]%      [    ]       [    ]       [    ]
1 New York Plaza                               ----          ----         ----         ----         ----
New York, NY 10292-0001
-----------------------------------------------------------------------------------------------------------
Saxon & Co.                                   [    ]        [    ]       [    ]       [    ]       [    ]%
P. O. Box 7780-1888                            ----          ----         ----         ----         ----
Philadelphia PA 19182-0001
-----------------------------------------------------------------------------------------------------------



AIM Leisure Fund



-----------------------------------------------------------------------------------------------------------
                                             Investor       Class A     Class B      Class C      Class K
                                           Class Shares      Shares      Shares      Shares       Shares
-----------------------------------------------------------------------------------------------------------
                                            Percentage    Percentage   Percentage   Percentage   Percentage
Name and Address of                          Owned of      Owned of     Owned of     Owned of     Owned of
Principal Holder                              Record        Record       Record       Record       Record
-----------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody Acct for the Exclusive
Benefit of Customers                          [    ]%       [    ]%      [    ]%      [    ]      [    ]
Attn: Mutual Funds                             ----          ----         ----         ----        ----
101 Montgomery St.,
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------------------
Delaware Charter Guarantee & Trust
FBO Principal Financial Group OMNIBUS         [    ]        [    ]       [    ]       [    ]      [    ]%
Nonqualified                                   ----          ----         ----         ----        ----
711 High St.
Des Moines, IA 50392-0002
-----------------------------------------------------------------------------------------------------------
Delaware Charter Guarantee & Trust
FBO Principal Financial Group OMNIBUS
Qualified                                     [    ]        [    ]       [    ]       [    ]      [    ]%
711 High St.                                   ----          ----         ----         ----        ----
Des Moines, IA 50392-0002
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                             Investor       Class A     Class B      Class C      Class K
                                           Class Shares      Shares      Shares      Shares       Shares
-----------------------------------------------------------------------------------------------------------
                                            Percentage    Percentage   Percentage   Percentage   Percentage
Name and Address of                          Owned of      Owned of     Owned of     Owned of     Owned of
Principal Holder                              Record        Record       Record       Record       Record
-----------------------------------------------------------------------------------------------------------
Merrill Lynch
4800 Deer Lake Dr East                        [    ]        [    ]       [    ]%      [    ]%     [    ]
Jacksonville FL 32246-6484                     ----          ----         ----         ----        ----
-----------------------------------------------------------------------------------------------------------
Morgan Stanley DW
Attn: Mutual Fund Operations                  [    ]        [    ]       [    ]%      [    ]      [    ]
3 Harborside PL FL 6                           ----          ----         ----         ----        ----
Jersey City, NJ 07311-3907
-----------------------------------------------------------------------------------------------------------
Nat'l Financial Services Corp
The Exclusive Benefit of Cust.
One World Financial Center                    [    ]%       [    ]       [    ]       [    ]      [    ]
200 Liberty St. 5th Floor                      ----          ----         ----         ----        ----
Attn: Kate - Recon
New York, NY 10281-5503
-----------------------------------------------------------------------------------------------------------
Transamerica Life Ins & Annuity Co.
Attn: Daisy Lo
Retirement Services-Separate Acct.            [    ]        [    ]%      [    ]       [    ]      [    ]
P. O. Box 30368                                ----          ----         ----         ----        ----
Los Angeles, CA
90030-0368
-----------------------------------------------------------------------------------------------------------



AIM Technology Fund



---------------------------------------------------------------------------------------------------------------------------
                                            Investor                                                          Institutional
                                              Class         Class A      Class B      Class C      Class K        Class
                                             Shares         Shares       Shares       Shares       Shares         Shares
---------------------------------------------------------------------------------------------------------------------------
Name and Address                           Percentage     Percentage   Percentage   Percentage   Percentage     Percentage
of                                          Owned of       Owned of     Owned of     Owned of     Owned of       Owned of
Principal Holder                             Record         Record       Record       Record       Record         Record
---------------------------------------------------------------------------------------------------------------------------
A I M Advisors Inc./1/
Attn: David Hessel                           [    ]        [    ]%      [    ]       [    ]      [    ]        [    ]%/2/
11 Greenway Plaza,                            ----          ----         ----         ----        ----          ----
---------------------------------------------------------------------------------------------------------------------------


----------
/1/  Owned of record and beneficially
/2/ A shareholder who holds 25% or more of the outstanding shares of a Fund may be presumed to be in "control" of such Fund as defined in the 1940 Act.

---------------------------------------------------------------------------------------------------------------------------
                                            Investor                                                          Institutional
                                              Class         Class A      Class B      Class C      Class K        Class
                                             Shares         Shares       Shares       Shares       Shares         Shares
---------------------------------------------------------------------------------------------------------------------------
Name and Address                           Percentage     Percentage   Percentage   Percentage   Percentage     Percentage
of                                          Owned of       Owned of     Owned of     Owned of     Owned of       Owned of
Principal Holder                             Record         Record       Record       Record       Record         Record
---------------------------------------------------------------------------------------------------------------------------
Suite 1919
Houston, TX  77046-1103
---------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody For the Exclusive
Benefit of Customers                         [    ]%        [    ]       [    ]       [    ]       [    ]        [    ]
Attn: Mutual Funds                            ----           ----         ----         ----         ----          ----
101 Montgomery St.,
San Francisco, CA 94104-4122
---------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House Acct
Attn: Cindy Tempesta 7th Floor               [    ]         [    ]%      [    ]%      [    ]       [    ]        [    ]
333 West 34th Street                          ----           ----         ----         ----         ----          ----
New York NY 10001-2402
---------------------------------------------------------------------------------------------------------------------------
First Trust Corporation TTEE
FBO James N. Massey                          [    ]         [    ]       [    ]       [    ]       [    ]        [    ]%
P. O. Box 173301                              ----           ----         ----         ----         ----          ----
Denver, CO 80217-3301
---------------------------------------------------------------------------------------------------------------------------
Mid-Atlantic Capital Corp.
Investors Bank & Trust Co.
FBO Various Retirement Plans                 [    ]         [    ]       [    ]       [    ]       [    ]%       [    ]
4 Manhattenville, Rd.                         ----           ----         ----         ----         ----          ----
Purchase, NY 10577-2139
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
4800 Deer Lake Dr East                       [    ]         [    ]       [    ]       [    ]       [    ]%       [    ]
Jacksonville FL 32246-6484                    ----           ----         ----         ----         ----          ----
---------------------------------------------------------------------------------------------------------------------------
Nat'l Financial Services Corp
The Exclusive Benefit of Cust.               [    ]%        [    ]       [    ]       [    ]       [    ]        [    ]
One World Financial                           ----           ----         ----         ----         ----          ----
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                            Investor                                                          Institutional
                                              Class         Class A      Class B      Class C      Class K        Class
                                             Shares         Shares       Shares       Shares       Shares         Shares
---------------------------------------------------------------------------------------------------------------------------
                                           Percentage     Percentage   Percentage   Percentage   Percentage     Percentage
Name and Address of                        Owned of       Owned of     Owned of     Owned of     Owned of       Owned of
Principal Holder                             Record         Record       Record       Record       Record         Record
---------------------------------------------------------------------------------------------------------------------------
Center
200 Liberty St. 5th Floor
Attn: Kate - Recon
New York, NY 10281-5503
---------------------------------------------------------------------------------------------------------------------------
Saxon & Co.
P. O. Box 7780-1888                          [    ]         [    ]       [    ]       [    ]       [    ]%       [    ]
Philadelphia PA 19182-0001                    ----           ----         ----         ----         ----          ----
---------------------------------------------------------------------------------------------------------------------------
Transamerica Life Ins & Annuity Co.
Attn: Daisy Lo                               [    ]         [    ]%      [    ]       [    ]       [    ]        [    ]
Retirement Services-Separate Acct.            ----           ----         ----         ----         ----          ----
P. O. Box 30368 Los Angeles, CA
90030-0368
---------------------------------------------------------------------------------------------------------------------------



AIM Utilities Fund



----------------------------------------------------------------------------------------------
                                             Investor       Class A     Class B      Class C
                                           Class Shares      Shares      Shares      Shares
----------------------------------------------------------------------------------------------
                                            Percentage    Percentage   Percentage   Percentage
Name and Address of                          Owned of      Owned of     Owned of     Owned of
Principal Holder                              Record        Record       Record       Record
----------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody For the Exclusive
Benefit of Customers                         [    ]%        [    ]%      [    ]       [    ]
Attn: Mutual Funds                            ----           ----         ----         ----
101 Montgomery St.
San Francisco, CA 94104-4122
----------------------------------------------------------------------------------------------
Merrill Lynch
Attn: Fund Administration                    [    ]         [    ]       [    ]%      [    ]%
4800 Deer Lake Dr East                        ----           ----         ----         ----
Jacksonville FL 32246
----------------------------------------------------------------------------------------------

Management Ownership


     As of July    , 2005, the trustees and officers as a group owned less than
                ---
1% of the shares outstanding of each class of each Fund.

                                   APPENDIX H

                   PENDING LITIGATION ALLEDGING MARKET TIMING

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

     RICHARD LEPERA, On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

     MIKE SAYEGH, On Behalf of the General Public, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

     RAJ SANYAL, Derivatively On Behalf of NATIONS INTERNATIONAL EQUITY FUND, v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division,

     State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

     L. SCOTT KARLIN, Derivatively On Behalf of INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
     Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     RICHARD RAVER, Individually and On Behalf of All Others Similarly Situated,
     v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JERRY FATTAH, Custodian For BASIM FATTAH, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (formerly known as INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE

     FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     EDWARD LOWINGER and SHARON LOWINGER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOEL GOODMAN, Individually and On Behalf of All Others Similarly Situated,
     v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

     STEVEN B. EHRLICH, Custodian For ALEXA P. EHRLICH, UGTMA/FLORIDA, and DENNY
     P. JACOBSON, Individually and On Behalf of All Others Similarly Situated,
     v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     JOSEPH R. RUSSO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

     GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

     PAT B. GORSUCH and GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

     LORI WEINRIB, Individually and On Behalf of All Others Similarly Situated,
     v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

     ROBERT S. BALLAGH, JR., Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     JONATHAN GALLO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

     OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of:
     Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

     EILEEN CLANCY, Individually and On Behalf of All Others Similarly Situated,
     v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

     SCOTT WALDMAN, On Behalf of Himself and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

     CARL E. VONDER HAAR and MARILYN P. MARTIN, On Behalf of Themselves and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

     HENRY KRAMER, Derivatively On Behalf of INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., Defendants, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, Nominal Defendants, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

     CYNTHIA L. ESSENMACHER, Derivatively On Behalf of the INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" v. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, Defendants, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", Nominal Defendants, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar - Sayegh lawsuits continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.

     RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC.,

     CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES
     Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD
     J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
     R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
     Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

     MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX H-2
 PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING

The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

     T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought are identical to the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury Case removed the action to Federal Court (U.S. District Court Southern District of Illinois, Cause No. 05-CV-302-DRH).

     JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated,
     v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                  APPENDIX H-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of April 25, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia cases have been consolidated for pre-trial purposes into the Berdat case and administratively closed.

     RONALD KONDRACKI v. AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER and RHONDA LECURU v. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

     FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
     J. BEASLEY v. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX H-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                        ON CLOSED FUNDS OR SHARE CLASSES

The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. By order of the United States District Court for the Southern District of Texas, Houston Division, Lieber case has been consolidated for pre-trial purposes into the Zucker case and administratively closed. These lawsuits either have been served or have had service of process waived as of April 25, 2005.

     LAWRENCE ZUCKER, On Behalf Of AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, v. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

     STANLEY LIEBER, On Behalf Of INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, v. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees. In March 2005, the parties entered a Stipulation whereby, among other things, the plaintiff agreed to dismiss without prejudice all claims against all of the individual defendants and his claims based on state law causes of action. This effectively limits this suit to alleged violations of Section 36(b) against ADI.

     HERMAN C. RAGAN, Derivatively, And On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX H-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of April 25, 2005. By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix cases discussed below were consolidated into the Boyce case, discussed below and these other lawsuits were administratively closed.

     JOY D. BEASLEY AND SHEILA McDAID, Individually and On Behalf of All Others Similarly Situated, v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of

     Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     RICHARD TIM BOYCE v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
     v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK

     H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
     K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM

     GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES

     III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

     HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO

     INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX H-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS

The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on April 25, 2005.

     AVO HOGAN and JULIAN W. MEADOWS, On Behalf Of Themselves and All Others Similarly Situated, v. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE
     L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                              FINANCIAL STATEMENTS


                                       FS

                                     PART C
                                OTHER INFORMATION


Item 23. Exhibits


a (1)   -   Certificate of Trust of AIM Sector Funds dated and filed on July 29,
            2003. /(9)/


  (2)   -   (a) Agreement and Declaration of Trust of AIM Sector Funds dated
            July 29, 2003. /(9)/

        - (b) Amendment No. 1, dated December 10, 2003, to Agreement and Declaration of Trust. /(11)/

        - (c) Amendment No. 2, dated October 15, 2004, to Agreement and Declaration of Trust. /(12)/

        - (d) Amendment No. 3, dated December 2, 2004, to Agreement and Declaration of Trust. /(12)/

b (1)   -   Bylaws of AIM Sector Funds adopted effective July 29, 2003. /(9)/

  (2)   -   First Amendment dated November 6, 2003 to Bylaws of AIM Sector
            Funds. /(12)/

  (3)   -   Second Amendment dated September 15, 2004 to Bylaws of AIM Sector
            Funds. /(12)/

c       -   Provisions of instruments defining the rights of holders of
            Registrant's securities are contained in Articles II, VI, VII and IX of the Agreement and Declaration of Trust and Articles IV, V and VI of the Bylaws of the Registrant.

d (1)   -   (a) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. /(11)/

        - (b) Amendment No. 1, dated October 15, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. /(12)/


e (1)   -   (a) Amended and Restated Master Distribution Agreement (all Classes
            of Shares except Class B shares) dated August 18, 2003, between
            Registrant and A I M Distributors, Inc. /(10)/


        - (b) Amendment No. 1, dated October 29, 2003, to Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), between Registrant and A I M Distributors, Inc. /(10)/

        - (c) Amendment No. 2, dated November 4, 2003, to Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares) between Registrant and A I M Distributors, Inc. /(10)/


        - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated

            August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (g) Amendment No. 6, dated January 6, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (h) Amendment No. 7, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (i) Amendment No. 8, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/


        - (j) Amendment No. 9, dated September 14, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (m) Amendment No. 12, dated November 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (n) Amendment No. 13, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (o) Amendment No. 14, dated February 25, 2005, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (p) Amendment No. 15, dated March 15, 2005, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (q) Amendment No. 16, dated April 29, 2005, to the Amended and Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/


  (2)   -   (a) Amended and Restated Master Distribution Agreement dated August
            18, 2003 (Class B shares), between Registrant and A I M
            Distributors, Inc. /(10)/.


        - (b) Amendment No. 1, dated October 1, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares), between Registrant and A I M Distributors,

            Inc./(10)/


        - (c) Amendment No. 2, dated October 29, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003,between Registrant and A I M Distributors, Inc. /(10)/

        - (d) Amendment No. 3, dated November 3, 2003, to Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(10)/.

        - (e) Amendment No. 4, dated November 4, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(10)/

        - (f) Amendment No. 5, dated November 20, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (g) Amendment No. 6, dated November 24, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (h) Amendment No. 7, dated November 25, 2003, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (i) Amendment No. 8, dated March 31, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (j) Amendment No. 9, dated April 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(11)/

        - (k) Amendment No. 10, dated September 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (l) Amendment No. 11, dated October 15, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (m) Amendment No. 12, dated December 30, 2004, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (n) Amendment No. 13, dated March 15, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/

        - (o) Amendment No. 14, dated April 29, 2005, to the Amended and Restated Master Distribution Agreement (Class B shares) dated August 18, 2003, between Registrant and A I M Distributors, Inc. /(12)/


f       -   Retirement Plan for Independent Directors /(11)/
g (1)   -   (a) Master Custodian Agreement between Registrant and State Street
            Bank and Trust dated May 8, 2001. /(4)/

        - (b) Amendment No. 1, dated May 10, 2002, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001. /(4)/

        - (c) Amendment No. 2, dated December 8, 2003, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001. /(12)/

        - (d) Amendment No. 3, dated April 30, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001. /(12)/

        - (e) Amendment No. 4, dated September 8, 2004, to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001. /(12)/

h (1)   -   Transfer Agency and Service Agreement, dated July 1, 2004, between
            Registrant and AIM Investment Services, Inc., formerly known as A I
            M Fund Services, Inc. /(11)/

  (2)   -   (a) Amended and Restated Master Administrative Services Agreement
            dated July 1, 2004, between Registrant and A I M Advisors,
            Inc. /(12)/

        - (b) Amendment No. 1, dated October 15, 2004, to Amended and Restated Master Administrative Services Agreement. /(12)/

        - (c) Amendment No. 2, dated December 2, 2004, to Amended and Restated Master Administrative Services Agreement. /(12)/

  (3)   -   (a) Memorandum of Agreement dated November 25, 2003, regarding securities lending between Registrant, with respect to all Funds and A I M Advisors, Inc. /(11)/

        - (b) Memorandum of Agreement dated as of April 1, 2005, between Registrant and A I M Advisors, Inc. with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund, AIM Technology Fund and AIM Utilities Fund. /(12)/

  (4)   -   Second Amended and Restated Interfund Loan Agreement, dated April
            30, 2004, between Registrant and A I M Advisers, Inc. /(12)/

i       -   Consent of Ballard, Spahr, Andrews & Ingersoll, LLP. /(12)/

j       -   Other Opinions - None

k       -   Omitted Financial Statements - None.


l       -   Not applicable.

m (1)   -   (a) Amended and Restated Master Distribution Plan dated July 1, 2004
            (Investor Class shares) with respect to INVESCO Technology
            Fund. /(11)/

        - (b) Amendment No. 1, dated October 15, 2004, to Amended and Restated Master Distribution Plan (Investor Class shares) with respect to AIM Technology Fund. /(12)/

        - (c) Amendment No. 2, dated April 29, 2005, to Amended and Restated Master Distribution Plan (Investor Class shares) with respect to AIM Technology Fund. /(12)/

  (2)   -   (a) Amended and Restated Master Distribution Plan dated July 1, 2004
            (Investor Class shares) with respect to INVESCO Energy Fund, INVESCO
            Financial Services Fund, INVESCO Gold & Precious Metals Fund,
            INVESCO Health Sciences Fund, INVESCO Leisure Fund and INVESCO
            Utilities Fund. /(11)/

        - (b) Amendment No. 1, dated October 15, 2004, to Amended and Restated Master Distribution Plan (Investor Class shares) with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund. /(12)/

        - (c) Amendment No. 2, dated November 30, 2004, to Amended and Restated Master Distribution Plan (Investor Class shares) with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund. /(12)/

        - (d) Amendment No. 3, dated April 29, 2005, to Amended and Restated Master Distribution Plan dated July 1, 2004 (Investor Class shares) with respect to AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund. /(12)/

  (3)   -   (a) Amended and Restated Master Distribution Plan (Class A shares)
            effective as of August 18, 2003. /(10)/

        - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A shares). /(10)/

        - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class A shares). /(10)/


        - (d) Amendment No. 3, dated November 20, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(11)/

        - (e) Amendment No. 4, dated November 24, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(11)/

        - (f) Amendment No. 5, dated November 25, 2003, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(11)/

        - (g) Amendment No. 6, dated March 31, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(11)/

        - (h) Amendment No. 7, dated April 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(11)/

        - (i) Amendment No. 8, dated September 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(12)/

        - (j) Amendment No. 9, dated October 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(12)/

        - (k) Amendment No. 10, dated December 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(12)/

        - (l) Amendment No. 11, dated January 1, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(12)/

        - (m) Amendment No. 12, dated March 15, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(12)/

        - (n) Amendment No. 13, dated April 29, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares). /(12)/

        - (o) Master Related Agreement to Amended and Restated Master Distribution Plan (Class A Shares). /(10)/

  (4)   -   (a) Amended and Restated Master Distribution Plan (Class B shares)
            (Securitization Feature) ,effective as of August 18, 2003. /(10)/

        - (b) Amendment No. 1, dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares). /(10)/

        - (c) Amendment No. 2, dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B shares). /(10)/


        - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(11)/

        - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(11)/

        - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(11)/

        - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(11)/

        - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(11)/


        - (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(12)/

        - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(12)/

        - (k) Amendment No. 10, dated September 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(12)/

        - (l) Amendment No. 11, dated March 15, 2005, to the Registrant's Amended and

            Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(12)/

        - (m) Amendment No. 12, dated April 29, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class B Shares) (Securitization Feature). /(12)/

(5)     -   (a) Amended and Restated Master Distribution Plan (Class C shares), effective as of August 18, 2003. /(10)/

        - (b) Amendment No. 1 dated October 29, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C shares). /(10)/

        - (c) Amendment No. 2 dated November 4, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C shares). /(10)/


        - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(11)/

        - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(11)/

        - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(11)/


        - (g) Amendment No. 6, dated March 31, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares). /(11)/


        - (h) Amendment No. 7, dated April 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C Shares). /(11)/


        - (i) Amendment No. 8, dated September 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(12)/

        - (j) Amendment No. 9, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(12)/

        - (k) Amendment No. 10, dated December 30, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(12)/

        - (l) Amendment No. 11, dated March 15, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(12)/

        - (m) Amendment No. 12, dated April 29, 2005, to the Registrant's Amended and Restated Master Distribution Plan (Class C
            Shares). /(12)/

        - (n) Master Related Agreement to Amended and Restated Master Distribution Plan (Class C Shares) /(10)/

  (6)   -   (a) Amended and Restated Master Distribution Plan (Class K shares), effective as of August 18, 2003. /(10)/

        - (b) Amendment No. 1, dated October 1, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class K shares). /(10)/

        - (c) Amendment No. 2, dated November 3, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class K shares). /(10)/

        - (d) Amendment No. 3, dated November 20, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class K Shares). /(11)/

        - (e) Amendment No. 4, dated November 24, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class K Shares). /(11)/

        - (f) Amendment No. 5, dated November 25, 2003, to the Registrant's Amended and Restated Master Distribution Plan (Class K Shares). /(11)/

            (g) Amendment No. 6, dated October 15, 2004, to the Registrant's Amended and Restated Master Distribution Plan (Class K Shares). /(12)/

        - (h) Master Related Agreement to Amended and Restated Master Distribution Plan (Class K shares). /(10)/

n       -   Sixth Amended and Restated Multiple Class Plan of the AIM Family of
            Funds,(R)effective December 12, 2001, as further amended and restated February 25, 2005. /(12)/

o       -   Reserved.


p (1)   -   Code of Ethics Pursuant to Rule 17j-1. /(7)/


  (2)   -   A I M Management Group, Inc. Code of Ethics, adopted May 1, 1981, as last approved by the AIM's Funds Board on December 2, 2004 effective
            January 1, 2005, relating to A I M Management Group Inc. and A I M
            Advisors, Inc. and its wholly owned and indirect subsidiaries.
            /(12)/

q Powers of Attorney for Baker, Bayley, Bunch, Crocket, Dowden, Dunn, Fields, Frischling, Graham, Lewis, Mathai-Davis, Pennock, Quigley, Soll and Williamson. /(12)/

----------
/(1)/ Previously filed with PEA No. 21 to the Registration Statement on December
     24, 1997 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)
/(2)/ Previously filed with PEA No. 26 to the Registration Statement on January
     24, 2000 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)
/(3)/ Previously filed with PEA No. 27 to the Registration Statement on July 24,
     2000 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)
/(4)/ Previously filed with PEA No. 38 to the Registration Statement on July 15,
     2003 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date of the Agreement.)
/(5)/ Previously filed with the Registration Statement on Form N-14 of INVESCO
     Sector Funds, Inc. on August 13, 2003 and incorporated by reference herein. /(6)/ Previously filed with the Proxy Statement of INVESCO Sector Funds, Inc. on
     August 13, 2003 and incorporated by reference herein.
/(7)/ Previously filed with PEA No. 38 to the Registration Statement on July 15,
     2003 and incorporated by reference herein. (Identical except for the name of the Registrant (AIM Sector Funds) and the date.)
/(8)/ Previously filed with PEA No. 77 to the Registration Statement of AIM
     Equity Funds filed on July 7, 2003 and incorporated by reference herein. /(9)/ Previously filed with PEA No. 39 to the Registration Statement on August
     22, 2003 and incorporated by reference herein.
/(10)/ Previously filed with PEA No. 41 to the Registration Statement on
     November 20, 2003 and incorporated by reference herein.


/(11)/ Previously filed with PEA No. 42 to the Registration Statement on July
     28, 2004 and incorporated by reference herein.
/(12)/ Filed herewith.

Item 24. Persons Controlled by or Under Common Control With the Fund


     No person is presently controlled by or under common control with the Trust.


Item 25. Indemnification


     The Registrant's Amended and Restated Agreement and Declaration of Trust, dated July 29, 2003, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and
     (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

     A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).

     Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor


     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor.


Item 27. Principal Underwriters


(a) A I M Distributors, Inc., the Registrant's principal underwriter, also act as principal underwriter to the following investment companies:

     AIM Combination Stock & Bond Funds
     AIM Counselor Series Trust
     AIM Equity Funds
     AIM Floating Rate Fund
     AIM Funds Group
     AIM Growth Series
     AIM International Mutual Funds
     AIM Investment Funds
     AIM Investment Securities Funds
     AIM Special Opportunities Funds
     AIM Stock Funds
     AIM Summit Fund
     AIM Tax-Exempt Funds
     AIM Treasurer's Series Trust (Investor Class shares)
     AIM Variable Insurance Funds

(b)


Name and Principal          Position and Officers with     Positions and Offices
Business Address*                  Underwriter                with Registrant
-----------------                  -----------                ---------------

Gene L. Needles          Chairman, Director, President &   None
                         Chief Executive Officer

Mark H. Williamson       Director                          Trustee & Executive
                                                           Vice President

John S. Cooper           Executive Vice President          None

James L. Salners         Executive Vice President          None

Kevin M. Carome          Vice President                    Senior Vice
                                                           President, Chief
                                                           Legal Officer and
                                                           Secretary

Glenda A. Dayton         Senior Vice President             None

Ivy B. McLemore          Senior Vice President             None

Lawrence E. Manierre     Senior Vice President             None

David J. Nardecchia      Senior Vice President             None

Margaret A. Vinson       Senior Vice President             None

William J. Wendell       Senior Vice President             None

Gary K. Wendler          Senior Vice President             None

Scott B. Widder          Senior Vice President             None

Kevin M. Carome          Vice President                    Senior Vice
                                                           President, Secretary
                                                           and Chief Legal
                                                           Officer

Dawn M. Hawley           Vice President & Treasurer        None

Ofelia M. Mayo           Vice President, General Counsel   Assistant Secretary
                         & Assistant Secretary

Rebecca Starling-Klatt   Chief Compliance Officer, Anti-   Anti-Money Laundering
                         Money Laundering Compliance       Compliance Officer
                         Officer and Assistant Vice
                         President

Kathleen J. Pflueger     Secretary                         Assistant Secretary


----------
*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)  Not applicable.


Item 28. Location of Accounts and Records


     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), P.O. Box 4739, Houston, Texas 77210-4739.


Item 29. Management Services


     Not applicable.


Item 30. Undertakings


     Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27 day of May, 2005.

                              REGISTRANT:  AIM SECTOR FUNDS

                                     By:   /s/ Robert H. Graham
                                           ---------------------
                                           Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                         DATE
                  ----------                                            -----                         ----
              /s/ Robert H. Graham                               Trustee & President              May 27, 2005
         -----------------------------------                (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee                    May 27, 2005
         -----------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                    May 27, 2005
         -----------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                    May 27, 2005
         -----------------------------------
                (James T. Bunch)

             /s/ Bruce L. Crockett*                               Chair & Trustee                May 27, 2005
         -----------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                    May 27, 2005
         -----------------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                                 Trustee                    May 27, 2005
         -----------------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee                    May 27, 2005
         -----------------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                    May 27, 2005
         -----------------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                                     Trustee                    May 27, 2005
         -----------------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                                  Trustee                    May 27, 2005
         -----------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                    May 27, 2005
         -----------------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                    May 27, 2005
         -----------------------------------
               (Ruth H. Quigley)

                  SIGNATURES                                            TITLE                         DATE
                  ----------                                            -----                         ----
              /s/ Larry Soll*                                          Trustee                    May 27, 2005
         -----------------------------------
                  (Larry Soll)

              /s/ Mark H. Williamson*                                 Trustee &                   May 27, 2005
         -----------------------------------                  Executive Vice President
             (Mark H. Williamson)

                                                             Vice President & Treasurer           May 27, 2005
             /s/ Sidney M. Dilgren                            (Principal Financial and
         -----------------------------------                     Accounting Officer)
              (Sidney M. Dilgren)

  *By       /s/ Robert H. Graham                                                                  May 27, 2005
         -----------------------------------
                Robert H. Graham
                Attorney-in-Fact

* Robert H. Graham, pursuant to powers of attorney dated November 16, 2004 and filed herewith.

                                      INDEX

Exhibit
 Number       Description
-------       -----------
a(2)(c)   -   Amendment No. 2, dated October 15, 2004, to Agreement and
              Declaration of Trust

a(2)(d)   -   Amendment No. 3, dated December 2, 2004, to Agreement and
              Declaration of Trust

b(2)      -   First Amendment dated November 6, 2003 to Bylaws of AIM Sector
              Funds

b(3)      -   Second Amendment dated September 15, 2004 to Bylaws of AIM Sector
              Funds

d(1)(b)   -   Amendment No. 1, dated October 15, 2004 to Master Investment
              Advisory Agreement between Registrant and A I M Advisors, Inc.

e(1)(j)   -   Amendment No. 9, dated September 14, 2004, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(k)   -   Amendment No. 10, dated September 15, 2004, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(l)   -   Amendment No. 11, dated October 15, 2004, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(m)   -   Amendment No. 12, dated November 30, 2004, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(n)   -   Amendment No. 13, dated December 30, 2004, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(o)   -   Amendment No. 14, dated February 25, 2005, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(p)   -   Amendment No. 15, dated March 15, 2005, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(1)(q)   -   Amendment No. 16, dated April 29, 2005, to the Amended and
              Restated Master Distribution Agreement (all Classes of Shares except Class B shares), dated August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(k)   -   Amendment No. 10, dated September 15, 2004, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(l)   -   Amendment No. 11, dated October 15, 2004, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant
              and A I M Distributors, Inc.

e(2)(m)   -   Amendment No. 12, dated December 30, 2004, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(n)   -   Amendment No. 13, dated March 15, 2005, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant and A I M Distributors, Inc.

e(2)(o)   -   Amendment No. 14, dated April 29, 2005, to the Amended and
              Restated Master Distribution Agreement (Class B shares) dated
              August 18, 2003, between Registrant and A I M Distributors, Inc.

g(1)(c)   -   Amendment No. 2, dated December 8, 2003, to the Master Custodian
              Agreement between Registrant and State Street Bank and Trust
              Company dated May 8, 2001.

g(1)(d)   -   Amendment No. 3, dated April 30, 2004, to the Master Custodian
              Agreement between Registrant and State Street Bank and Trust
              Company dated May 8, 2001.

g(1)(e)   -   Amendment No. 4, dated September 8, 2004, to the Master Custodian
              Agreement between Registrant and State Street Bank and Trust
              Company dated May 8, 2001.

h(2)(a)   -   Amended and Restated Master Administrative Services Agreement
              dated July 1, 2004, between Registrant and A I M Advisors, Inc

h(2)(b)   -   Amendment No. 1, dated October 15, 2004, to Amended and Restated
              Master Administrative Services Agreement

h(2)(c)   -   Amendment No. 2, dated December 2, 2004, to Amended and Restated
              Master Administrative Services Agreement

h(3)(b)   -   Memorandum of Agreement dated as of April 1, 2005, between
              Registrant and A I M Advisors, Inc. with respect to AIM Energy
              Fund, AIM Financial Services Fund, AIM Gold & Precious Metals
              Fund, AIM Health Sciences Fund, AIM Leisure Fund, AIM Technology
              Fund and AIM Utilities Fund

h(4)      -   Second Amended and Restated Interfund Loan Agreement, dated April
              30, 2004, between Registrant and A I M Advisers, Inc.

i         -   Consent of Ballard, Spahr, Andrews & Ingersoll, LLP

m(1)(b)   -   Amendment No. 1, dated October 15, 2004, to Amended and Restated
              Master Distribution Plan (Investor Class shares) with respect to
              AIM Technology Fund

m(1)(c)   -   Amendment No. 2, dated April 29, 2005, to Amended and Restated
              Master Distribution Plan (Investor Class shares) with respect to
              AIM Technology Fund

m(2)(b)   -   Amendment No. 1, dated October 15, 2004, to Amended and Restated
              Master Distribution Plan (Investor Class shares) with respect to
              AIM Energy Fund, AIM Financial Services Fund, AIM Gold & Precious
              Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM
              Utilities Fund

m(2)(c)   -   Amendment No. 2, dated November 30, 2004, to Amended and Restated
              Master Distribution Plan (Investor Class shares) with respect to
              AIM Energy Fund, AIM

              Financial Services Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund, AIM Leisure Fund and AIM Utilities Fund

m(2)(d)   -   Amendment No. 3, dated April 29, 2005, to Amended and Restated
              Master Distribution Plan dated July 1, 2004 (Investor Class shares) with respect to AIM Energy Fund, AIM Financial Services
              Fund, AIM Gold & Precious Metals Fund, AIM Health Sciences Fund,
              AIM Leisure Fund and AIM Utilities Fund

m(3)(i)   -   Amendment No. 8, dated September 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(3)(j)   -   Amendment No. 9, dated October 15, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(3)(k)   -   Amendment No. 10, dated December 30, 2004, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(3)(l)   -   Amendment No. 11, dated January 1, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(3)(m)   -   Amendment No. 12, dated March 15, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(3)(n)   -   Amendment No. 13, dated April 29, 2005, to Registrant's Amended and Restated Master Distribution Plan (Class A Shares)

m(4)(i)   -   Amendment No. 8, dated September 15, 2004, to the Registrant's
              Amended and Restated Master Distribution Plan (Class B Shares)
              (Securitization Feature)

m(4)(j)   -   Amendment No. 9, dated October 15, 2004, to the Registrant's
              Amended and Restated Master Distribution Plan (Class B Shares)
              (Securitization Feature)

m(4)(k)   -   Amendment No. 10, dated September 30, 2004, to the Registrant's
              Amended and Restated Master Distribution Plan (Class B Shares)
              (Securitization Feature)

m(4)(l)   -   Amendment No. 11, dated March 15, 2005, to the Registrant's
              Amended and Restated Master Distribution Plan (Class B Shares)
              (Securitization Feature)

m(4)(m)   -   Amendment No. 12, dated April 29, 2005, to the Registrant's
              Amended and Restated Master Distribution Plan (Class B Shares)
              (Securitization Feature)

m(5)(i)   -   Amendment No. 8, dated September 15, 2004, to the Registrant's
              Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(j)   -   Amendment No. 9, dated October 15, 2004, to the Registrant's
              Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(k)   -   Amendment No. 10, dated December 30, 2004, to the Registrant's
              Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(l)   -   Amendment No. 11, dated March 15, 2005, to the Registrant's
              Amended and Restated Master Distribution Plan (Class C Shares)

m(5)(m)   -   Amendment No. 12, dated April 29, 2005, to the Registrant's
              Amended and Restated Master Distribution Plan (Class C Shares)
m(6)(g)   -   Amendment No. 6, dated October 15, 2004, to the Registrant's
              Amended and Restated Master Distribution Plan (Class K Shares)

n         -   Sixth Amended and Restated Multiple Class Plan of the AIM Family
              of Funds,(R) effective December 12, 2001, as further amended and restated February 25, 2005

p(2)      -   A I M Management Group, Inc. Code of Ethics, adopted May 1, 1981, as last approved by the AIM's Funds Board on December 2, 2004 effective January 1, 2005, relating to A I M Management Group Inc.
              and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries

q         -   Powers of Attorney for Baker, Bayley, Bunch, Crocket, Dowden,
              Dunn, Fields, Frischling, Graham, Lewis, Mathai-Davis, Pennock,
              Quigley, Soll and Williamson